UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	3-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Equity Plus Fund

March 31, 2012

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS(1) — 128.6%

AEROSPACE AND DEFENSE — 2.5%
Boeing Co. (The)	868	$64,553
Northrop Grumman Corp.	10,672	651,846
Textron, Inc.	15,663	435,901
United Technologies Corp.	12,703	1,053,587

		2,205,887

AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	13,737	1,108,851

AUTO COMPONENTS — 0.3%
Lear Corp.	4,863	226,081

AUTOMOBILES — 0.7%
Ford Motor Co.	47,705	595,835

BEVERAGES — 2.5%
Boston Beer Co., Inc., Class A(2)	3,843	410,394
Coca-Cola Co. (The)	7,628	564,548
Constellation Brands, Inc., Class A(2)	26,201	618,082
Dr Pepper Snapple Group, Inc.	14,786	594,545
PepsiCo, Inc.	707	46,909

		2,234,478

BIOTECHNOLOGY — 2.7%
Amgen, Inc.	9,028	613,814
Biogen Idec, Inc.(2)	3,347	421,621
Celgene Corp.(2)	6,004	465,430
Gilead Sciences, Inc.(2)	9,802	478,828
Momenta Pharmaceuticals, Inc.(2)	12,472	191,071
United Therapeutics Corp.(2)	4,586	216,138

		2,386,902

BUILDING PRODUCTS — 0.1%
Masco Corp.	9,536	127,496

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.(2)	1,896	211,992
Investment Technology Group, Inc.(2)	47,180	564,273
Janus Capital Group, Inc.	76,163	678,612
T. Rowe Price Group, Inc.	2,776	181,273

		1,636,150

CHEMICALS — 2.6%
CF Industries Holdings, Inc.	4,100	748,865
LyondellBasell Industries NV, Class A	1,714	74,816
Monsanto Co.	10,786	860,291
PPG Industries, Inc.	6,706	642,435

		2,326,407

COMMERCIAL BANKS — 3.4%
Bank of Montreal	9,287	551,834

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

CapitalSource, Inc.	70,470	$465,102
U.S. Bancorp	31,508	998,173
Wells Fargo & Co.	28,894	986,441

		3,001,550

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc.	2,292	70,044

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	54,485	1,152,358
Motorola Solutions, Inc.	6,197	314,993
QUALCOMM, Inc.	6,156	418,731

		1,886,082

COMPUTERS AND PERIPHERALS — 5.4%
Apple, Inc.(2)	5,104	3,059,695
Dell, Inc.(2)	23,045	382,547
EMC Corp.(2)	21,874	653,595
Seagate Technology plc	24,713	666,015

		4,761,852

CONSTRUCTION AND ENGINEERING — 1.9%
Chicago Bridge & Iron Co. NV New York Shares	13,188	569,590
Granite Construction, Inc.	19,272	553,877
URS Corp.	13,846	588,732

		1,712,199

CONSUMER FINANCE — 1.8%
American Express Co.	17,112	990,100
Cash America International, Inc.	11,685	560,062

		1,550,162

DIVERSIFIED CONSUMER SERVICES — 2.2%
Bridgepoint Education, Inc.(2)	22,170	548,707
Coinstar, Inc.(2)	11,614	738,070
ITT Educational Services, Inc.(2)	9,420	623,039

		1,909,816

DIVERSIFIED FINANCIAL SERVICES — 5.1%
Bank of America Corp.	132,599	1,268,972
Citigroup, Inc.	20,043	732,572
Interactive Brokers Group, Inc., Class A	32,800	557,600
JPMorgan Chase & Co.	40,975	1,884,031

		4,443,175

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	22,324	697,179
Verizon Communications, Inc.	26,268	1,004,226
Vonage Holdings Corp.(2)	189,045	417,789

		2,119,194

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ELECTRIC UTILITIES — 1.0%
American Electric Power Co., Inc.	10,645	$410,684
Exelon Corp.	1	39
PNM Resources, Inc.	26,301	481,309

		892,032

ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	6,934	435,663
Belden, Inc.	2,324	88,103
Emerson Electric Co.	11,509	600,540
Generac Holdings, Inc.(2)	6,751	165,737

		1,290,043

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.4%
FEI Co.(2)	2,575	126,458
Itron, Inc.(2)	12,392	562,721
Jabil Circuit, Inc.	11,284	283,454
Molex, Inc.	22,255	625,811
Tech Data Corp.(2)	9,950	539,887

		2,138,331

ENERGY EQUIPMENT AND SERVICES — 2.1%
Diamond Offshore Drilling, Inc.	6,760	451,230
Helix Energy Solutions Group, Inc.(2)	32,418	577,040
National Oilwell Varco, Inc.	10,291	817,826
Schlumberger Ltd.	604	42,238

		1,888,334

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	9,007	403,513
SUPERVALU, Inc.	96,558	551,346
Wal-Mart Stores, Inc.	3,098	189,598

		1,144,457

FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	18,927	599,229
B&G Foods, Inc.	8,673	195,229
Bunge Ltd.	8,391	574,280
Campbell Soup Co.	12,527	424,039
ConAgra Foods, Inc.	22,048	578,981
Smithfield Foods, Inc.(2)	7,570	166,767

		2,538,525

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Covidien plc	13,968	763,770
Hologic, Inc.(2)	16,984	366,005
Medtronic, Inc.	20,625	808,294
St. Jude Medical, Inc.	15,605	691,458

		2,629,527

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Humana, Inc.	7,453	$689,253
McKesson Corp.	6,591	578,492
Molina Healthcare, Inc.(2)	15,933	535,827
UnitedHealth Group, Inc.	9,356	551,443

		2,355,015

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Ameristar Casinos, Inc.	27,871	519,237
Bob Evans Farms, Inc.	14,215	536,190
International Game Technology	14,120	237,075
McDonald's Corp.	476	46,695
PF Chang's China Bistro, Inc.	14,513	573,554
Wynn Resorts Ltd.	939	117,262
Yum! Brands, Inc.	11,772	837,931

		2,867,944

HOUSEHOLD DURABLES — 1.4%
Garmin Ltd.	11,913	559,315
Tempur-Pedic International, Inc.(2)	7,481	631,621

		1,190,936

HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Co. (The)	10,426	700,731
Spectrum Brands Holdings, Inc.(2)	7,701	269,227

		969,958

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS†
TransAlta Corp.	2,278	42,758

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	4,269	380,838
General Electric Co.	40,621	815,263
Tyco International Ltd.	6,849	384,777

		1,580,878

INSURANCE — 4.7%
Allied World Assurance Co. Holdings Ltd.	8,492	583,146
American Financial Group, Inc.	5,153	198,803
Arch Capital Group Ltd.(2)	6,864	255,615
Berkshire Hathaway, Inc., Class B(2)	5,197	421,737
CNA Financial Corp.	18,644	546,828
Loews Corp.	10,750	428,602
Marsh & McLennan Cos., Inc.	6,163	202,085
Principal Financial Group, Inc.	22,786	672,415
Prudential Financial, Inc.	13,287	842,263

		4,151,494

INTERNET SOFTWARE AND SERVICES — 2.6%
Ancestry.com, Inc.(2)	21,673	492,844
AOL, Inc.(2)	16,606	315,016

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Dice Holdings, Inc.(2)	56,489	$527,042
Google, Inc. Class A(2)	850	545,054
United Online, Inc.	92,374	451,709

		2,331,665

IT SERVICES — 5.4%
Accenture plc, Class A	8,419	543,025
Alliance Data Systems Corp.(2)	4,889	615,818
CACI International, Inc., Class A(2)	9,233	575,124
Computer Sciences Corp.	19,686	589,399
International Business Machines Corp.	7,629	1,591,791
Unisys Corp.(2)	11,621	229,166
Visa, Inc., Class A	5,119	604,042

		4,748,365

MACHINERY — 2.9%
Actuant Corp., Class A	13,706	397,337
AGCO Corp.(2)	11,795	556,842
Cummins, Inc.	6,350	762,254
Parker-Hannifin Corp.	2,443	206,556
Sauer-Danfoss, Inc.	13,639	641,033

		2,564,022

MEDIA — 1.9%
CBS Corp., Class B	23,156	785,220
Comcast Corp., Class A	1,729	51,887
DISH Network Corp., Class A	1,332	43,863
Time Warner, Inc.	14,038	529,935
Viacom, Inc., Class B	3,876	183,955
Walt Disney Co. (The)	1,166	51,047

		1,645,907

METALS AND MINING — 2.2%
Coeur d'Alene Mines Corp.(2)	23,756	563,967
Freeport-McMoRan Copper & Gold, Inc.	11,345	431,564
Nevsun Resources Ltd.	52,871	194,565
Pan American Silver Corp.	8,043	177,429
Teck Resources Ltd.	16,206	577,906

		1,945,431

MULTI-UTILITIES — 1.3%
Ameren Corp.	16,022	521,997
Consolidated Edison, Inc.	10,144	592,612

		1,114,609

MULTILINE RETAIL — 1.8%
Dillard's, Inc., Class A	11,219	707,021
Macy's, Inc.	12,411	493,089
Saks, Inc.(2)	35,077	407,244

		1,607,354

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

OIL, GAS AND CONSUMABLE FUELS — 12.6%
Anadarko Petroleum Corp.	561	$43,949
Apache Corp.	5,468	549,206
Chevron Corp.	18,598	1,994,449
Cloud Peak Energy, Inc.(2)	28,320	451,138
ConocoPhillips	16,468	1,251,733
CVR Energy, Inc.(2)	4,327	115,747
Energy XXI Bermuda Ltd.(2)	15,953	576,063
Exxon Mobil Corp.	37,088	3,216,642
Marathon Oil Corp.	21,303	675,305
Marathon Petroleum Corp.	5,660	245,418
Occidental Petroleum Corp.	551	52,472
Suncor Energy, Inc.	13,050	426,735
Tesoro Corp.(2)	22,052	591,876
Valero Energy Corp.	8,300	213,891
W&T Offshore, Inc.	3,918	82,591
Western Refining, Inc.	30,436	572,805

		11,060,020

PAPER AND FOREST PRODUCTS — 1.1%
Domtar Corp.	6,196	590,975
International Paper Co.	10,801	379,115

		970,090

PERSONAL PRODUCTS — 0.4%
Nu Skin Enterprises, Inc., Class A	6,682	386,955

PHARMACEUTICALS — 7.1%
Abbott Laboratories	20,252	1,241,245
Bristol-Myers Squibb Co.	9,518	321,233
Eli Lilly & Co.	20,501	825,575
Johnson & Johnson	10,314	680,311
Merck & Co., Inc.	33,475	1,285,440
Pfizer, Inc.	75,852	1,718,806
ViroPharma, Inc.(2)	6,869	206,551

		6,279,161

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Brandywine Realty Trust	21,501	246,831
First Industrial Realty Trust, Inc.(2)	35,406	437,264
LaSalle Hotel Properties	12,350	347,529
Simon Property Group, Inc.	4,159	605,883
Taubman Centers, Inc.	8,150	594,543

		2,232,050

ROAD AND RAIL — 0.9%
Con-way, Inc.	2,288	74,612
Dollar Thrifty Automotive Group, Inc.(2)	2,853	230,836
Old Dominion Freight Line, Inc.(2)	1,481	70,599
Union Pacific Corp.	3,561	382,736

		758,783

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.1%
Applied Materials, Inc.	53,950	$671,138
GT Advanced Technologies, Inc.(2)	24,443	202,144
Intel Corp.	54,042	1,519,121
KLA-Tencor Corp.	9,953	541,642
Lam Research Corp.(2)	3,724	166,165
LSI Corp.(2)	50,681	439,911
NVIDIA Corp.(2)	3,168	48,755

		3,588,876

SOFTWARE — 5.5%
Activision Blizzard, Inc.	35,672	457,315
Cadence Design Systems, Inc.(2)	50,554	598,559
JDA Software Group, Inc.(2)	15,474	425,226
Mentor Graphics Corp.(2)	37,061	550,726
Microsoft Corp.	30,194	973,757
Oracle Corp.	38,214	1,114,320
Symantec Corp.(2)	36,389	680,474

		4,800,377

SPECIALTY RETAIL — 4.0%
Best Buy Co., Inc.	23,048	545,777
Foot Locker, Inc.	18,506	574,611
GameStop Corp., Class A	22,111	482,904
Home Depot, Inc. (The)	22,479	1,130,919
PetSmart, Inc.	10,108	578,380
Select Comfort Corp.(2)	5,585	180,898

		3,493,489

TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
Crocs, Inc.(2)	2,590	54,183
Iconix Brand Group, Inc.(2)	11,359	197,419
Jones Group, Inc. (The)	48,587	610,253
Liz Claiborne, Inc.(2)	4,194	56,032

		917,887

TOBACCO — 2.4%
Philip Morris International, Inc.	18,743	1,660,817
Universal Corp.	9,392	437,667

		2,098,484

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Beacon Roofing Supply, Inc.(2)	8,897	229,187

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
United States Cellular Corp.(2)	8,563	350,484

TOTAL COMMON STOCKS (Cost $101,310,005)		113,105,589

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 0.3%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $110,383), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $108,112)		$108,112
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $68,834), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $67,570)		67,570
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $82,868), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $81,084)		81,084
SSgA U.S. Government Money Market Fund	47,133	47,133

TOTAL TEMPORARY CASH INVESTMENTS (Cost $303,899)		303,899

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.9% (Cost $101,613,904)		113,409,488

COMMON STOCKS SOLD SHORT — (29.3)%

AEROSPACE AND DEFENSE — (0.4)%
AAR Corp.	(18,706)	(341,384)

AIR FREIGHT AND LOGISTICS — (0.6)%
Atlas Air Worldwide Holdings, Inc.	(10,876)	(535,208)

BIOTECHNOLOGY — (1.8)%
Ariad Pharmaceuticals, Inc.	(14,596)	(232,806)
Dendreon Corp.	(13,601)	(144,919)
Human Genome Sciences, Inc.	(27,547)	(226,987)
Idenix Pharmaceuticals, Inc.	(17,070)	(167,115)
Incyte Corp. Ltd.	(8,327)	(160,711)
Ironwood Pharmaceuticals, Inc.	(16,187)	(215,449)
Savient Pharmaceuticals, Inc.	(85,283)	(185,917)
Theravance, Inc.	(11,488)	(224,016)

		(1,557,920)

CAPITAL MARKETS — (1.6)%
Apollo Investment Corp.	(78,565)	(563,311)
Ares Capital Corp.	(22,630)	(370,000)
Prospect Capital Corp.	(40,507)	(444,767)

		(1,378,078)

COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Interface, Inc. Class A	(11,688)	(163,048)

COMMUNICATIONS EQUIPMENT — (1.3)%
InterDigital, Inc.	(15,824)	(551,625)
Loral Space & Communications, Inc.	(857)	(68,217)
Viasat, Inc.	(11,452)	(552,101)

		(1,171,943)

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMPUTERS AND PERIPHERALS — (0.3)%
Fusion-io, Inc.	(10,433)	$(296,402)

CONSTRUCTION AND ENGINEERING — (0.3)%
MasTec, Inc.	(15,127)	(273,647)

CONTAINERS AND PACKAGING — (0.1)%
Rock-Tenn Co., Class A	(1,236)	(83,504)

ELECTRICAL EQUIPMENT — (0.6)%
GrafTech International Ltd.	(47,754)	(570,183)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.9)%
Benchmark Electronics, Inc.	(16,094)	(265,390)
Scansource, Inc.	(14,175)	(529,011)

		(794,401)

ENERGY EQUIPMENT AND SERVICES — (1.2)%
Lufkin Industries, Inc.	(1,289)	(103,958)
McDermott International, Inc.	(43,868)	(561,949)
Noble Corp.	(10,220)	(382,943)

		(1,048,850)

FOOD PRODUCTS — (1.2)%
Pilgrim's Pride Corp.	(58,945)	(439,729)
Sanderson Farms, Inc.	(11,359)	(602,368)

		(1,042,097)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
DexCom, Inc.	(28,958)	(302,032)
Neogen Corp.	(13,439)	(525,062)

		(827,094)

HEALTH CARE PROVIDERS AND SERVICES — (1.2)%
Catalyst Health Solutions, Inc.	(9,244)	(589,120)
HMS Holdings Corp.	(1,569)	(48,969)
Kindred Healthcare, Inc.	(44,322)	(382,942)

		(1,021,031)

HOUSEHOLD DURABLES — (0.9)%
NVR, Inc.	(224)	(162,698)
Ryland Group, Inc.	(33,307)	(642,159)

		(804,857)

INSURANCE — (2.4)%
American International Group, Inc.	(18,038)	(556,112)
Enstar Group Ltd.	(2,493)	(246,782)
Fairfax Financial Holdings Ltd.	(784)	(315,630)
Old Republic International Corp.	(59,336)	(625,995)
OneBeacon Insurance Group Ltd. Class A	(10,889)	(167,799)
Primerica, Inc.	(9,816)	(247,461)

		(2,159,779)

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

INTERNET SOFTWARE AND SERVICES — (0.9)%
Equinix, Inc.	(4,876)	$(767,726)

MACHINERY — (0.7)%
Chart Industries, Inc.	(975)	(71,497)
Westport Innovations, Inc.	(12,588)	(515,101)

		(586,598)

MEDIA — (0.8)%
Imax Corp.	(25,129)	(614,153)
Lions Gate Entertainment Corp.	(4,761)	(66,273)

		(680,426)

METALS AND MINING — (1.7)%
AK Steel Holding Corp.	(63,495)	(480,022)
Molycorp, Inc.	(5,918)	(200,206)
North American Palladium Ltd.	(66,449)	(174,096)
Rubicon Minerals Corp.	(51,799)	(168,865)
Thompson Creek Metals Co., Inc.	(72,621)	(490,918)

		(1,514,107)

OIL, GAS AND CONSUMABLE FUELS — (2.2)%
Alpha Natural Resources, Inc.	(19,501)	(296,610)
Clean Energy Fuels Corp.	(7,000)	(148,960)
Kodiak Oil & Gas Corp.	(56,590)	(563,637)
Northern Oil and Gas, Inc.	(16,804)	(348,515)
World Fuel Services Corp.	(13,606)	(557,846)

		(1,915,568)

PAPER AND FOREST PRODUCTS — (0.1)%
Louisiana-Pacific Corp.	(8,222)	(76,876)

PHARMACEUTICALS — (0.8)%
Akorn, Inc.	(10,983)	(128,501)
Impax Laboratories, Inc.	(18,654)	(458,515)
VIVUS, Inc.	(6,665)	(149,030)

		(736,046)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.1)%
Brookfield Office Properties, Inc.	(2,911)	(50,797)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.4)%
First Solar, Inc.	(19,828)	(496,691)
International Rectifier Corp.	(12,944)	(298,618)
MEMC Electronic Materials, Inc.	(127,159)	(459,044)

		(1,254,353)

SOFTWARE — (0.8)%
Concur Technologies, Inc.	(8,829)	(506,608)
Take-Two Interactive Software, Inc.	(13,575)	(208,851)

		(715,459)

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SPECIALTY RETAIL — (1.6)%
CarMax, Inc.	(15,463)	$(535,793)
OfficeMax, Inc.	(59,075)	(337,909)
Tiffany & Co.	(7,299)	(504,580)

		(1,378,282)

TEXTILES, APPAREL AND LUXURY GOODS — (0.8)%
Gildan Activewear, Inc.	(20,572)	(566,758)
Skechers U.S.A., Inc., Class A	(5,640)	(71,741)
Under Armour, Inc., Class A	(925)	(86,950)

		(725,449)

TRADING COMPANIES AND DISTRIBUTORS — (1.5)%
Air Lease Corp.	(8,940)	(215,186)
TAL International Group, Inc.	(13,643)	(500,835)
Textainer Group Holdings Ltd.	(17,676)	(599,216)

		(1,315,237)

TOTAL COMMON STOCKS SOLD SHORT — (29.3)% (Proceeds $24,330,383)		(25,786,350)

OTHER ASSETS AND LIABILITIES — 0.4%		323,273

TOTAL NET ASSETS — 100.0%		$87,946,411

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $25,786,350.
(2)	Non-income producing.

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$105,567,255	—	—
Foreign Common Stocks	7,538,334	—	—
Temporary Cash Investments	47,133	$256,766	—

Total Value of Investment Securities	$113,152,722	$256,766	—

Securities Sold Short
Domestic Common Stocks	$(22,311,104)	—	—
Foreign Common Stocks	(3,475,246)	—	—

Total Value of Securities Sold Short	$(25,786,350)	—	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,667,847
Gross tax appreciation of investments	$12,914,916
Gross tax depreciation of investments	(1,173,275)
Net tax appreciation (depreciation) of investments	$11,741,641
Net tax appreciation (depreciation) on securities sold short	$(1,459,875)
Net tax appreciation (depreciation)	$10,281,766

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Plus Fund

March 31, 2012

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS(1) — 127.3%

AEROSPACE AND DEFENSE — 3.1%
Boeing Co. (The)	26	$1,934
L-3 Communications Holdings, Inc.	69	4,883
Northrop Grumman Corp.	373	22,783
Textron, Inc.	821	22,848
United Technologies Corp.	668	55,404

		107,852

AIR FREIGHT AND LOGISTICS — 1.1%
FedEx Corp.	191	17,564
United Parcel Service, Inc., Class B	266	21,472

		39,036

AIRLINES — 1.2%
Alaska Air Group, Inc.(2)	500	17,910
Delta Air Lines, Inc.(2)	2,014	19,959
United Continental Holdings, Inc.(2)	192	4,128

		41,997

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(2)	98	8,265
Lear Corp.	39	1,813

		10,078

AUTOMOBILES — 0.1%
General Motors Co.(2)	73	1,872

BEVERAGES — 3.6%
Boston Beer Co., Inc., Class A(2)	161	17,193
Coca-Cola Co. (The)	623	46,108
Constellation Brands, Inc., Class A(2)	455	10,734
Dr Pepper Snapple Group, Inc.	532	21,392
Monster Beverage Corp.(2)	54	3,353
PepsiCo, Inc.	404	26,805

		125,585

BIOTECHNOLOGY — 3.2%
Amgen, Inc.	107	7,275
Biogen Idec, Inc.(2)	148	18,643
Celgene Corp.(2)	318	24,651
Cubist Pharmaceuticals, Inc.(2)	170	7,352
Gilead Sciences, Inc.(2)	473	23,106
Momenta Pharmaceuticals, Inc.(2)	571	8,748
Pharmacyclics, Inc.(2)	306	8,495
United Therapeutics Corp.(2)	198	9,332
Vertex Pharmaceuticals, Inc.(2)	101	4,142

		111,744

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.(2)	103	11,516
Greenhill & Co., Inc.	294	12,830

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Janus Capital Group, Inc.	733	$6,531
LPL Investment Holdings, Inc.(2)	370	14,038
T. Rowe Price Group, Inc.	324	21,157
Waddell & Reed Financial, Inc.	423	13,710

		79,782

CHEMICALS — 3.1%
CF Industries Holdings, Inc.	147	26,850
E.I. du Pont de Nemours & Co.	77	4,073
LyondellBasell Industries NV, Class A	411	17,940
Monsanto Co.	540	43,071
PPG Industries, Inc.	75	7,185
Rockwood Holdings, Inc.(2)	222	11,577

		110,696

COMMERCIAL BANKS — 0.7%
Bank of Montreal	336	19,965
CapitalSource, Inc.	548	3,617

		23,582

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Portfolio Recovery Associates, Inc.(2)	237	16,998

COMMUNICATIONS EQUIPMENT — 3.2%
Brocade Communications Systems, Inc.(2)	628	3,611
Cisco Systems, Inc.	386	8,164
Motorola Solutions, Inc.	444	22,568
Plantronics, Inc.	322	12,964
Polycom, Inc.(2)	579	11,041
QUALCOMM, Inc.	783	53,260

		111,608

COMPUTERS AND PERIPHERALS — 9.9%
Apple, Inc.(2)	455	272,759
EMC Corp.(2)	1,540	46,015
Seagate Technology plc	850	22,908
Western Digital Corp.(2)	224	9,271

		350,953

CONSTRUCTION AND ENGINEERING — 1.6%
Chicago Bridge & Iron Co. NV New York Shares	536	23,150
Granite Construction, Inc.	778	22,359
URS Corp.	263	11,183

		56,692

CONSUMER FINANCE — 0.9%
American Express Co.	193	11,167
Cash America International, Inc.	467	22,383

		33,550

DIVERSIFIED CONSUMER SERVICES — 2.1%
Bridgepoint Education, Inc.(2)	799	19,775
Coinstar, Inc.(2)	358	22,751

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ITT Educational Services, Inc.(2)	239	$15,808
Weight Watchers International, Inc.(2)	200	15,438

		73,772

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Bank of America Corp.	2,503	23,954
CBOE Holdings, Inc.	393	11,169
MarketAxess Holdings, Inc.	477	17,787
Moody's Corp.	373	15,703

		68,613

ELECTRICAL EQUIPMENT — 1.2%
Belden, Inc.	573	21,722
Emerson Electric Co.	226	11,793
Generac Holdings, Inc.(2)	326	8,003

		41,518

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.2%
FEI Co.(2)	42	2,063
Itron, Inc.(2)	271	12,306
Molex, Inc.	738	20,753
Tech Data Corp.(2)	102	5,534

		40,656

ENERGY EQUIPMENT AND SERVICES — 2.0%
Halliburton Co.	492	16,330
Helix Energy Solutions Group, Inc.(2)	1,266	22,535
Helmerich & Payne, Inc.	78	4,208
Hornbeck Offshore Services, Inc.(2)	48	2,017
National Oilwell Varco, Inc.	94	7,470
Schlumberger Ltd.	272	19,021

		71,581

FOOD AND STAPLES RETAILING — 1.3%
Costco Wholesale Corp.	71	6,447
CVS Caremark Corp.	329	14,739
Kroger Co. (The)	594	14,393
Wal-Mart Stores, Inc.	187	11,444

		47,023

FOOD PRODUCTS — 2.8%
Archer-Daniels-Midland Co.	591	18,711
B&G Foods, Inc.	344	7,743
Bunge Ltd.	356	24,365
Campbell Soup Co.	194	6,567
ConAgra Foods, Inc.	545	14,312
Dean Foods Co.(2)	733	8,877
Mead Johnson Nutrition Co.	217	17,898

		98,473

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Align Technology, Inc.(2)	187	$5,152
Cooper Cos., Inc. (The)	166	13,564
Hologic, Inc.(2)	849	18,296
Medtronic, Inc.	589	23,083
ResMed, Inc.(2)	102	3,153
St. Jude Medical, Inc.	402	17,813
Thoratec Corp.(2)	695	23,428

		104,489

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Chemed Corp.	32	2,005
Humana, Inc.	256	23,675
McKesson Corp.	179	15,711
Omnicare, Inc.	658	23,405
UnitedHealth Group, Inc.	235	13,851

		78,647

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc.(2)	444	7,370
Cerner Corp.(2)	23	1,752

		9,122

HOTELS, RESTAURANTS AND LEISURE — 3.9%
Bob Evans Farms, Inc.	505	19,049
Domino's Pizza, Inc.	212	7,696
International Game Technology	995	16,706
McDonald's Corp.	188	18,443
Penn National Gaming, Inc.(2)	421	18,094
Wynn Resorts Ltd.	160	19,981
Yum! Brands, Inc.	540	38,437

		138,406

HOUSEHOLD DURABLES — 1.5%
Garmin Ltd.	410	19,249
Harman International Industries, Inc.	171	8,005
Tempur-Pedic International, Inc.(2)	300	25,329

		52,583

HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.(2)	178	6,223

INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	487	43,445
Tyco International Ltd.	126	7,079

		50,524

INSURANCE — 2.6%
Aflac, Inc.	253	11,636
Allied World Assurance Co. Holdings Ltd.	230	15,794
American National Insurance Co.	60	4,351
Assurant, Inc.	546	22,113
Axis Capital Holdings Ltd.	53	1,758

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

CNA Financial Corp.	59	$1,730
Marsh & McLennan Cos., Inc.	193	6,329
MetLife, Inc.	100	3,735
Principal Financial Group, Inc.	641	18,916
Validus Holdings Ltd.	213	6,592

		92,954

INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(2)	39	7,898
priceline.com, Inc.(2)	37	26,547

		34,445

INTERNET SOFTWARE AND SERVICES — 3.0%
Ancestry.com, Inc.(2)	960	21,831
AOL, Inc.(2)	113	2,144
Google, Inc., Class A(2)	88	56,429
IAC/InterActiveCorp.	180	8,836
VistaPrint NV(2)	471	18,204

		107,444

IT SERVICES — 6.7%
Accenture plc, Class A	353	22,769
Alliance Data Systems Corp.(2)	157	19,776
CACI International, Inc., Class A(2)	274	17,068
Gartner, Inc.(2)	42	1,791
International Business Machines Corp.	499	104,116
Jack Henry & Associates, Inc.	162	5,527
MasterCard, Inc., Class A	8	3,364
Total System Services, Inc.	905	20,878
Unisys Corp.(2)	424	8,361
Visa, Inc., Class A	270	31,860

		235,510

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.	363	26,191

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	508	22,611

MACHINERY — 4.3%
Actuant Corp., Class A	577	16,727
AGCO Corp.(2)	320	15,107
Caterpillar, Inc.	276	29,399
Cummins, Inc.	279	33,491
Parker-Hannifin Corp.	202	17,079
Sauer-Danfoss, Inc.	461	21,667
WABCO Holdings, Inc.(2)	222	13,427
Wabtec Corp.	61	4,598

		151,495

MEDIA — 2.4%
Arbitron, Inc.	621	22,965
CBS Corp., Class B	412	13,971

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Cinemark Holdings, Inc.	234	$5,136
Discovery Communications, Inc., Class A(2)	76	3,846
Regal Entertainment Group Class A	130	1,768
Scholastic Corp.	259	9,137
Sirius XM Radio, Inc.(2)	11,661	26,937
Time Warner Cable, Inc.	23	1,874

		85,634

METALS AND MINING — 2.3%
Coeur d'Alene Mines Corp.(2)	946	22,458
Freeport-McMoRan Copper & Gold, Inc.	583	22,177
Nevsun Resources Ltd.	3,305	12,162
Pan American Silver Corp.	105	2,316
Stillwater Mining Co.(2)	145	1,833
Teck Resources Ltd.	481	17,153
Yamana Gold, Inc. New York Shares	241	3,765

		81,864

MULTI-UTILITIES — 0.2%
Ameren Corp.	185	6,027

MULTILINE RETAIL — 1.4%
Dillard's, Inc., Class A	250	15,755
Macy's, Inc.	267	10,608
Saks, Inc.(2)	1,941	22,535

		48,898

OIL, GAS AND CONSUMABLE FUELS — 9.9%
Apache Corp.	257	25,813
Chevron Corp.	267	28,633
Cloud Peak Energy, Inc.(2)	971	15,468
CVR Energy, Inc.(2)	518	13,857
Denbury Resources, Inc.(2)	566	10,318
Energy XXI Bermuda Ltd.(2)	637	23,002
Exxon Mobil Corp.	1,576	136,686
Marathon Oil Corp.	595	18,862
Marathon Petroleum Corp.	111	4,813
Suncor Energy, Inc.	690	22,563
Tesoro Corp.(2)	616	16,533
Valero Energy Corp.	335	8,633
Western Refining, Inc.	1,205	22,678

		347,859

PAPER AND FOREST PRODUCTS — 0.4%
Buckeye Technologies, Inc.	129	4,382
Domtar Corp.	109	10,397

		14,779

PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. (The), Class A	339	20,998
Nu Skin Enterprises, Inc., Class A	375	21,716

		42,714

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

PHARMACEUTICALS — 4.5%
Abbott Laboratories	1,065	$65,274
Bristol-Myers Squibb Co.	132	4,455
Eli Lilly & Co.	711	28,632
Merck & Co., Inc.	588	22,579
Pfizer, Inc.	855	19,374
Warner Chilcott plc Class A(2)	1,089	18,306

		158,620

PROFESSIONAL SERVICES — 1.0%
Corporate Executive Board Co. (The)	514	22,107
Towers Watson & Co., Class A	217	14,337

		36,444

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
First Industrial Realty Trust, Inc.(2)	824	10,177
LaSalle Hotel Properties	101	2,842
Simon Property Group, Inc.	16	2,331
Taubman Centers, Inc.	56	4,085

		19,435

ROAD AND RAIL — 0.8%
Dollar Thrifty Automotive Group, Inc.(2)	59	4,774
Old Dominion Freight Line, Inc.(2)	176	8,390
Union Pacific Corp.	132	14,187

		27,351

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.7%
Advanced Micro Devices, Inc.(2)	3,073	24,645
Applied Materials, Inc.	488	6,071
Avago Technologies Ltd.	438	17,069
Cypress Semiconductor Corp.(2)	896	14,004
GT Advanced Technologies, Inc.(2)	854	7,063
Intel Corp.	670	18,834
KLA-Tencor Corp.	273	14,857
LSI Corp.(2)	2,712	23,540
Maxim Integrated Products, Inc.	282	8,062
Novellus Systems, Inc.(2)	255	12,727
NVIDIA Corp.(2)	1,352	20,807

		167,679

SOFTWARE — 9.3%
Autodesk, Inc.(2)	215	9,099
Cadence Design Systems, Inc.(2)	2,003	23,715
Intuit, Inc.	376	22,609
JDA Software Group, Inc.(2)	464	12,751
Mentor Graphics Corp.(2)	1,316	19,556
Microsoft Corp.	2,829	91,235
Oracle Corp.	2,304	67,185
Symantec Corp.(2)	1,569	29,340
Synopsys, Inc.(2)	59	1,809

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

TiVo, Inc.(2)	1,904	$22,829
VMware, Inc., Class A(2)	248	27,868

		327,996

SPECIALTY RETAIL — 5.1%
Advance Auto Parts, Inc.	287	25,420
Foot Locker, Inc.	741	23,008
GameStop Corp., Class A	128	2,795
Home Depot, Inc. (The)	907	45,631
O'Reilly Automotive, Inc.(2)	253	23,112
PetSmart, Inc.	407	23,289
Sally Beauty Holdings, Inc.(2)	223	5,530
Select Comfort Corp.(2)	600	19,434
Vitamin Shoppe, Inc.(2)	306	13,528

		181,747

TEXTILES, APPAREL AND LUXURY GOODS — 1.7%
Coach, Inc.	425	32,844
Crocs, Inc.(2)	1,153	24,121
Iconix Brand Group, Inc.(2)	102	1,773

		58,738

THRIFTS AND MORTGAGE FINANCE — 0.6%
Ocwen Financial Corp.(2)	1,248	19,506

TOBACCO — 2.5%
Lorillard, Inc.	16	2,072
Philip Morris International, Inc.	977	86,572

		88,644

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Nextel Corp.(2)	682	1,944
United States Cellular Corp.(2)	78	3,192

		5,136

TOTAL COMMON STOCKS (Cost $4,066,595)		4,493,376

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $15,665), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $15,343)		15,343
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $9,769), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $9,590)		9,590
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $11,760), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $11,507)		11,507
SSgA U.S. Government Money Market Fund	6,552	6,552

TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,992)		42,992

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.5% (Cost $4,109,587)		4,536,368

COMMON STOCKS SOLD SHORT — (28.4)%

AIR FREIGHT AND LOGISTICS — (0.6)%
Atlas Air Worldwide Holdings, Inc.	(467)	$(22,981)

AUTO COMPONENTS — (0.1)%
Federal-Mogul Corp.	(146)	(2,512)
Johnson Controls, Inc.	(91)	(2,956)

		(5,468)

BIOTECHNOLOGY — (0.9)%
Dendreon Corp.	(272)	(2,898)
Human Genome Sciences, Inc.	(967)	(7,968)
Incyte Corp. Ltd.	(267)	(5,153)
Ironwood Pharmaceuticals, Inc.	(625)	(8,319)
Theravance, Inc.	(433)	(8,444)

		(32,782)

BUILDING PRODUCTS — (0.1)%
USG Corp.	(183)	(3,148)

CAPITAL MARKETS — (1.9)%
Apollo Investment Corp.	(3,291)	(23,597)
Ares Capital Corp.	(1,387)	(22,677)
Prospect Capital Corp.	(1,816)	(19,940)

		(66,214)

COMMERCIAL BANKS — (0.7)%
Iberiabank Corp.	(367)	(19,623)
Texas Capital Bancshares, Inc.	(175)	(6,059)

		(25,682)

COMMERCIAL SERVICES AND SUPPLIES — (0.3)%
Interface, Inc., Class A	(868)	(12,109)

COMMUNICATIONS EQUIPMENT — (1.9)%
InterDigital, Inc.	(636)	(22,171)
Loral Space & Communications, Inc.	(274)	(21,810)
Viasat, Inc.	(474)	(22,852)

		(66,833)

CONSTRUCTION AND ENGINEERING — (0.3)%
MasTec, Inc.	(566)	(10,239)

ELECTRICAL EQUIPMENT — (0.9)%
General Cable Corp.	(269)	(7,823)
GrafTech International Ltd.	(1,912)	(22,829)

		(30,652)

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.6)%
Arrow Electronics, Inc.	(524)	$(21,992)
AVX Corp.	(420)	(5,569)
Benchmark Electronics, Inc.	(692)	(11,411)
Scansource, Inc.	(502)	(18,735)

		(57,707)

ENERGY EQUIPMENT AND SERVICES — (0.8)%
Atwood Oceanics, Inc.	(53)	(2,379)
McDermott International, Inc.	(1,320)	(16,909)
Noble Corp.	(131)	(4,909)
SEACOR Holdings, Inc.	(40)	(3,831)

		(28,028)

FOOD AND STAPLES RETAILING — (0.1)%
United Natural Foods, Inc.	(44)	(2,053)

FOOD PRODUCTS — (1.3)%
Pilgrim's Pride Corp.	(3,040)	(22,678)
Sanderson Farms, Inc.	(424)	(22,485)

		(45,163)

GAS UTILITIES — (0.4)%
South Jersey Industries, Inc.	(262)	(13,110)

HOUSEHOLD DURABLES — (1.1)%
KB Home	(2,375)	(21,137)
Lennar Corp. Class A	(89)	(2,419)
M.D.C. Holdings, Inc.	(271)	(6,989)
NVR, Inc.	(11)	(7,990)

		(38,535)

INSURANCE — (2.9)%
American International Group, Inc.	(709)	(21,858)
Enstar Group Ltd.	(226)	(22,372)
Fairfax Financial Holdings Ltd.	(57)	(22,948)
MBIA, Inc.	(651)	(6,380)
Old Republic International Corp.	(1,367)	(14,422)
OneBeacon Insurance Group Ltd., Class A	(952)	(14,670)

		(102,650)

IT SERVICES — (0.3)%
Wright Express Corp.	(185)	(11,975)

MACHINERY — (0.6)%
Westport Innovations, Inc.	(481)	(19,682)

MEDIA — (0.7)%
Imax Corp.	(915)	(22,363)
Lions Gate Entertainment Corp.	(234)	(3,257)

		(25,620)

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

METALS AND MINING — (1.4)%
AK Steel Holding Corp.	(2,153)	$(16,277)
Allied Nevada Gold Corp.	(146)	(4,749)
Ivanhoe Mines Ltd.	(543)	(8,547)
Northern Dynasty Minerals Ltd.	(1,447)	(8,798)
Rubicon Minerals Corp.	(1,819)	(5,930)
Silver Standard Resources, Inc.	(256)	(3,850)
Thompson Creek Metals Co., Inc.	(475)	(3,211)

		(51,362)

OIL, GAS AND CONSUMABLE FUELS — (2.2)%
Alpha Natural Resources, Inc.	(409)	(6,221)
Clean Energy Fuels Corp.	(177)	(3,767)
Kodiak Oil & Gas Corp.	(2,293)	(22,838)
Quicksilver Resources, Inc.	(4,046)	(20,392)
Teekay Corp.	(60)	(2,085)
World Fuel Services Corp.	(543)	(22,263)

		(77,566)

PAPER AND FOREST PRODUCTS — (0.6)%
Louisiana-Pacific Corp.	(2,348)	(21,954)

PHARMACEUTICALS — (0.6)%
Impax Laboratories, Inc.	(829)	(20,377)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.7)%
Brookfield Office Properties, Inc.	(1,330)	(23,208)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.5)%
First Solar, Inc.	(749)	(18,762)
International Rectifier Corp.	(224)	(5,168)
MEMC Electronic Materials, Inc.	(5,789)	(20,898)
TriQuint Semiconductor, Inc.	(970)	(6,688)

		(51,516)

SOFTWARE — (0.7)%
Concur Technologies, Inc.	(292)	(16,755)
Take-Two Interactive Software, Inc.	(441)	(6,785)

		(23,540)

SPECIALTY RETAIL — (0.9)%
CarMax, Inc.	(627)	(21,726)
Penske Automotive Group, Inc.	(181)	(4,458)
Tiffany & Co.	(73)	(5,046)

		(31,230)

TEXTILES, APPAREL AND LUXURY GOODS — (1.1)%
Deckers Outdoor Corp.	(74)	(4,666)
Gildan Activewear, Inc.	(839)	(23,114)

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Under Armour, Inc., Class A	(116)	$(10,904)

		(38,684)

THRIFTS AND MORTGAGE FINANCE — (0.3)%
MGIC Investment Corp.	(2,396)	(11,884)

TRADING COMPANIES AND DISTRIBUTORS — (0.7)%
Textainer Group Holdings Ltd.	(628)	(21,289)
Watsco, Inc.	(42)	(3,110)

		(24,399)

WIRELESS TELECOMMUNICATION SERVICES — (0.2)%
Clearwire Corp. Class A	(2,498)	(5,695)

TOTAL COMMON STOCKS SOLD SHORT — (28.4)% (Proceeds $968,796)		(1,002,046)

OTHER ASSETS AND LIABILITIES — (0.1)%		(2,928)

TOTAL NET ASSETS — 100.0%		$3,531,394

Notes to Schedule of Investments

CBOE	-	Chicago Board Options Exchange

(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $1,002,046.
(2)	Non-income producing.

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$4,191,235	—	—
Foreign Common Stocks	302,141	—	—
Temporary Cash Investments	6,552	$36,440	—

Total Value of Investment Securities	$4,499,928	$36,440	—

Securities Sold Short
Domestic Common Stocks	$(854,237)	—	—
Foreign Common Stocks	(147,809)	—	—

Total Value of Securities Sold Short	$(1,002,046)	—	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,111,227
Gross tax appreciation of investments	$462,989
Gross tax depreciation of investments	(37,848)
Net tax appreciation (depreciation) of investments	$425,141
Net tax appreciation (depreciation) on securities sold short	$(36,542)
Net tax appreciation (depreciation)	$388,599

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

March 31, 2012

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.6%

AEROSPACE AND DEFENSE — 3.1%
Boeing Co. (The)	81	$6,024
L-3 Communications Holdings, Inc.	2,870	203,110
Northrop Grumman Corp.	7,600	464,208
Textron, Inc.	16,989	472,804
United Technologies Corp.	13,672	1,133,955

		2,280,101

AIR FREIGHT AND LOGISTICS — 0.6%
FedEx Corp.	3,859	354,874
United Parcel Service, Inc., Class B	1,118	90,245

		445,119

AIRLINES — 1.2%
Alaska Air Group, Inc.(1)	12,973	464,693
Delta Air Lines, Inc.(1)	43,086	426,982

		891,675

BEVERAGES — 2.5%
Coca-Cola Co. (The)	12,298	910,175
Constellation Brands, Inc., Class A(1)	16,348	385,650
PepsiCo, Inc.	8,012	531,596

		1,827,421

BIOTECHNOLOGY — 3.7%
Amgen, Inc.	2,533	172,219
Biogen Idec, Inc.(1)	6,085	766,527
Celgene Corp.(1)	10,568	819,231
Gilead Sciences, Inc.(1)	9,622	470,035
United Therapeutics Corp.(1)	10,246	482,894

		2,710,906

CHEMICALS — 3.2%
CF Industries Holdings, Inc.	3,222	588,498
LyondellBasell Industries NV, Class A	10,054	438,857
Monsanto Co.	11,038	880,391
PPG Industries, Inc.	4,256	407,725

		2,315,471

COMMERCIAL BANKS — 0.5%
Bank of Montreal	5,931	352,420

COMMUNICATIONS EQUIPMENT — 1.6%
Brocade Communications Systems, Inc.(1)	12,353	71,030
Cisco Systems, Inc.	16,259	343,878
Motorola Solutions, Inc.	3,254	165,401
QUALCOMM, Inc.	8,909	605,990

		1,186,299

COMPUTERS AND PERIPHERALS — 10.0%
Apple, Inc.(1)	9,768	5,855,623

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

EMC Corp.(1)	33,751	$1,008,480
Seagate Technology plc	14,000	377,300

		7,241,403

CONSTRUCTION AND ENGINEERING — 0.6%
Chicago Bridge & Iron Co. NV New York Shares	10,818	467,229

DIVERSIFIED CONSUMER SERVICES — 2.1%
Apollo Group, Inc., Class A(1)	615	23,764
Coinstar, Inc.(1)	7,315	464,868
ITT Educational Services, Inc.(1)	7,185	475,216
Weight Watchers International, Inc.(1)	7,012	541,256

		1,505,104

DIVERSIFIED FINANCIAL SERVICES — 0.4%
CBOE Holdings, Inc.	417	11,851
Interactive Brokers Group, Inc., Class A	17,751	301,767

		313,618

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Verizon Communications, Inc.	3,444	131,664

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Jabil Circuit, Inc.	1,320	33,158
Molex, Inc.	11,312	318,094

		351,252

ENERGY EQUIPMENT AND SERVICES — 1.3%
Helix Energy Solutions Group, Inc.(1)	25,445	452,921
Schlumberger Ltd.	6,798	475,384

		928,305

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	7,150	320,320
Kroger Co. (The)	13,526	327,735
Wal-Mart Stores, Inc.	5,013	306,796

		954,851

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	6,430	203,574
Bunge Ltd.	7,130	487,977
Mead Johnson Nutrition Co.	3,472	286,371

		977,922

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Medtronic, Inc.	584	22,887
ResMed, Inc.(1)	6,680	206,479
St. Jude Medical, Inc.	7,243	320,937
Thoratec Corp.(1)	8,510	286,872

		837,175

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Humana, Inc.	5,365	$496,155
McKesson Corp.	2,940	258,044
Omnicare, Inc.	2,355	83,767
UnitedHealth Group, Inc.	8,510	501,580

		1,339,546

HOTELS, RESTAURANTS AND LEISURE — 4.1%
Domino's Pizza, Inc.	10,349	375,669
International Game Technology	26,960	452,658
McDonald's Corp.	5,195	509,629
Penn National Gaming, Inc.(1)	6,299	270,731
Wynn Resorts Ltd.	4,325	540,106
Yum! Brands, Inc.	11,243	800,277

		2,949,070

HOUSEHOLD DURABLES — 1.6%
Garmin Ltd.	9,677	454,335
Harman International Industries, Inc.	382	17,881
Tempur-Pedic International, Inc.(1)	8,008	676,116

		1,148,332

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	8,632	770,061

INSURANCE — 1.5%
Aflac, Inc.	8,110	372,979
Assurant, Inc.	11,339	459,229
Marsh & McLennan Cos., Inc.	377	12,362
Principal Financial Group, Inc.	1,682	49,636
Prudential Financial, Inc.	3,111	197,206

		1,091,412

INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	1,026	207,775
priceline.com, Inc.(1)	738	529,515

		737,290

INTERNET SOFTWARE AND SERVICES — 1.5%
Google, Inc., Class A(1)	1,671	1,071,512

IT SERVICES — 6.1%
Accenture plc, Class A	13,256	855,012
International Business Machines Corp.	9,696	2,023,070
MasterCard, Inc., Class A	421	177,047
SAIC, Inc.(1)	26,490	349,668
Total System Services, Inc.	15,907	366,975
Visa, Inc., Class A	5,926	699,268

		4,471,040

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Polaris Industries, Inc.	7,626	550,216

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Agilent Technologies, Inc.	12,473	$555,173

MACHINERY — 3.0%
AGCO Corp.(1)	9,778	461,619
Caterpillar, Inc.	2,536	270,135
Cummins, Inc.	6,286	754,572
Parker-Hannifin Corp.	2,391	202,159
Sauer-Danfoss, Inc.	10,676	501,772

		2,190,257

MEDIA — 0.5%
CBS Corp., Class B	11,613	393,797

METALS AND MINING — 0.4%
Coeur d'Alene Mines Corp.(1)	12,534	297,557

MULTILINE RETAIL — 1.4%
Dillard's, Inc., Class A	7,962	501,765
Macy's, Inc.	13,046	518,318

		1,020,083

OIL, GAS AND CONSUMABLE FUELS — 9.3%
Apache Corp.	3,265	327,937
Chevron Corp.	5,538	593,895
ConocoPhillips	4,794	364,392
Energy XXI Bermuda Ltd.(1)	12,482	450,725
Exxon Mobil Corp.	35,033	3,038,412
HollyFrontier Corp.	9,034	290,443
Marathon Oil Corp.	13,972	442,912
Marathon Petroleum Corp.	10,453	453,242
Suncor Energy, Inc.	13,896	454,399
Tesoro Corp.(1)	4,653	124,887
Valero Energy Corp.	9,308	239,867

		6,781,111

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	4,040	233,956

PHARMACEUTICALS — 4.6%
Abbott Laboratories	22,030	1,350,219
Bristol-Myers Squibb Co.	10,230	345,262
Eli Lilly & Co.	14,751	594,023
Merck & Co., Inc.	12,124	465,562
Pfizer, Inc.	19,528	442,504
Warner Chilcott plc Class A(1)	8,447	141,994

		3,339,564

PROFESSIONAL SERVICES — 0.6%
Towers Watson & Co., Class A	6,985	461,499

ROAD AND RAIL — 0.2%
Union Pacific Corp.	1,528	164,230

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.1%
Avago Technologies Ltd.	14,566	$567,637
Intel Corp.	15,655	440,062
KLA-Tencor Corp.	890	48,434
Lam Research Corp.(1)	11,669	520,671
LSI Corp.(1)	54,581	473,763
Maxim Integrated Products, Inc.	13,424	383,792
NVIDIA Corp.(1)	33,209	511,086

		2,945,445

SOFTWARE — 9.6%
Autodesk, Inc.(1)	6,664	282,020
Cadence Design Systems, Inc.(1)	44,559	527,579
Cerner Corp.(1)	6,503	495,269
Intuit, Inc.	10,830	651,208
Microsoft Corp.	59,613	1,922,519
Oracle Corp.	50,478	1,471,939
Symantec Corp.(1)	32,497	607,694
Synopsys, Inc.(1)	15,140	464,192
VMware, Inc., Class A(1)	4,884	548,815

		6,971,235

SPECIALTY RETAIL — 4.1%
Advance Auto Parts, Inc.	2,912	257,916
Best Buy Co., Inc.	1,920	45,466
Foot Locker, Inc.	16,044	498,166
Home Depot, Inc. (The)	19,253	968,619
O'Reilly Automotive, Inc.(1)	6,334	578,611
PetSmart, Inc.	10,670	610,537
Sally Beauty Holdings, Inc.(1)	298	7,390

		2,966,705

TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Coach, Inc.	7,120	550,234

TOBACCO — 3.1%
Lorillard, Inc.	2,672	345,970
Philip Morris International, Inc.	21,498	1,904,938

		2,250,908

TOTAL COMMON STOCKS (Cost $59,594,706)		70,968,168

TEMPORARY CASH INVESTMENTS — 1.7%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $458,449), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $449,015)		449,015
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $285,885), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $280,636)		280,635

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $344,170), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $336,762)		$336,761
SSgA U.S. Government Money Market Fund	190,421	190,421

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,256,832)		1,256,832

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $60,851,538)		72,225,000

OTHER ASSETS AND LIABILITIES — 0.7%		500,436

TOTAL NET ASSETS — 100.0%		$72,725,436

Notes to Schedule of Investments

CBOE	-	Chicago Board of Options Exchange

(1)	Non-income producing.

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Disciplined Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$66,408,260	—	—
Foreign Common Stocks	4,559,908	—	—
Temporary Cash Investments	190,421	$1,066,411	—

Total Value of Investment Securities	$71,158,589	$1,066,411	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$61,036,106
Gross tax appreciation of investments	$11,569,076
Gross tax depreciation of investments	(380,182)
Net tax appreciation (depreciation) of investments	$11,188,894

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

March 31, 2012

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 2.0%
Northrop Grumman Corp.	266,384	$16,270,735
United Technologies Corp.	307,058	25,467,390

		41,738,125

AIR FREIGHT AND LOGISTICS — 1.4%
FedEx Corp.	27,237	2,504,714
United Parcel Service, Inc., Class B	331,665	26,771,999

		29,276,713

AUTOMOBILES — 0.6%
Ford Motor Co.	1,000,072	12,490,899

BEVERAGES — 2.3%
Coca-Cola Co. (The)	171,966	12,727,204
Coca-Cola Enterprises, Inc.	345,979	9,894,999
Constellation Brands, Inc., Class A(1)	628,200	14,819,238
Dr Pepper Snapple Group, Inc.	218,870	8,800,763
PepsiCo, Inc.	49,766	3,301,974

		49,544,178

BIOTECHNOLOGY — 2.1%
Amgen, Inc.	325,075	22,101,849
Biogen Idec, Inc.(1)	71,340	8,986,700
United Therapeutics Corp.(1)	283,999	13,384,873

		44,473,422

CHEMICALS — 2.7%
CF Industries Holdings, Inc.	98,091	17,916,321
LyondellBasell Industries NV, Class A	242,973	10,605,772
Monsanto Co.	258,067	20,583,424
PPG Industries, Inc.	90,369	8,657,350

		57,762,867

COMMERCIAL BANKS — 3.1%
Bank of Montreal	188,167	11,180,883
U.S. Bancorp	759,371	24,056,873
Wells Fargo & Co.	906,892	30,961,293

		66,199,049

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	361,803	7,652,133
Motorola Solutions, Inc.	308,297	15,670,737
QUALCOMM, Inc.	79,350	5,397,387

		28,720,257

COMPUTERS AND PERIPHERALS — 6.0%
Apple, Inc.(1)	129,000	77,331,630
Dell, Inc.(1)	1,039,834	17,261,244
Seagate Technology plc	590,010	15,900,770

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Western Digital Corp.(1)	406,983	$16,845,026

		127,338,670

CONSTRUCTION AND ENGINEERING — 1.0%
Chicago Bridge & Iron Co. NV New York Shares	312,469	13,495,536
KBR, Inc.	40,792	1,450,156
URS Corp.	160,873	6,840,320

		21,786,012

CONSUMER FINANCE — 1.6%
American Express Co.	413,451	23,922,275
Cash America International, Inc.	191,666	9,186,551

		33,108,826

DIVERSIFIED CONSUMER SERVICES — 1.2%
Coinstar, Inc.(1)	207,990	13,217,765
ITT Educational Services, Inc.(1)	188,578	12,472,549

		25,690,314

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp.	2,317,820	22,181,537
Citigroup, Inc.	49,912	1,824,284
JPMorgan Chase & Co.	961,231	44,197,401

		68,203,222

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	538,062	16,803,677
Verizon Communications, Inc.	827,327	31,628,711

		48,432,388

ELECTRIC UTILITIES — 0.4%
American Electric Power Co., Inc.	230,316	8,885,591
Portland General Electric Co.	15,369	383,918

		9,269,509

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Jabil Circuit, Inc.	209,589	5,264,876
Tech Data Corp.(1)	151,649	8,228,475

		13,493,351

ENERGY EQUIPMENT AND SERVICES — 1.0%
Helix Energy Solutions Group, Inc.(1)	752,636	13,396,921
National Oilwell Varco, Inc.	65,848	5,232,940
Schlumberger Ltd.	30,592	2,139,299

		20,769,160

FOOD AND STAPLES RETAILING — 0.2%
SUPERVALU, Inc.	44,911	256,442

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Wal-Mart Stores, Inc.	61,196	$3,745,195

		4,001,637

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	540,854	17,123,437
Bunge Ltd.	202,952	13,890,035
Campbell Soup Co.	377,889	12,791,543
ConAgra Foods, Inc.	568,150	14,919,619
Tyson Foods, Inc., Class A	507,567	9,719,908

		68,444,542

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Covidien plc	86,159	4,711,174
Medtronic, Inc.	355,869	13,946,506
St. Jude Medical, Inc.	73,021	3,235,561

		21,893,241

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	184,185	17,033,429
McKesson Corp.	146,269	12,838,030
UnitedHealth Group, Inc.	424,071	24,994,745

		54,866,204

HOTELS, RESTAURANTS AND LEISURE — 1.4%
Brinker International, Inc.	217,923	6,003,779
International Game Technology	141,551	2,376,641
McDonald's Corp.	26,613	2,610,735
Yum! Brands, Inc.	276,210	19,660,628

		30,651,783

HOUSEHOLD DURABLES — 0.7%
Garmin Ltd.	132,805	6,235,195
Tempur-Pedic International, Inc.(1)	114,234	9,644,776

		15,879,971

HOUSEHOLD PRODUCTS — 0.8%
Procter & Gamble Co. (The)	242,818	16,319,798

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	27,877	2,486,907
General Electric Co.	967,413	19,415,979
Tyco International Ltd.	19,816	1,113,263

		23,016,149

INSURANCE — 4.7%
ACE Ltd.	230,183	16,849,396
Aflac, Inc.	2,875	132,221
Allied World Assurance Co. Holdings AG	196,736	13,509,861
American Financial Group, Inc.	156,034	6,019,792
Assurant, Inc.	277,302	11,230,731
Berkshire Hathaway, Inc., Class B(1)	111,480	9,046,602
Loews Corp.	149,981	5,979,742
Principal Financial Group, Inc.	534,287	15,766,809

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Prudential Financial, Inc.	342,627	$21,719,126

		100,254,280

INTERNET AND CATALOG RETAIL — 0.2%
priceline.com, Inc.(1)	5,670	4,068,225

INTERNET SOFTWARE AND SERVICES — 1.6%
Ancestry.com, Inc.(1)	55,613	1,264,639
eBay, Inc.(1)	180,993	6,676,832
Google, Inc., Class A(1)	37,658	24,147,816
IAC/InterActiveCorp	21,966	1,078,311

		33,167,598

IT SERVICES — 5.4%
Accenture plc, Class A	314,509	20,285,831
Alliance Data Systems Corp.(1)	79,070	9,959,657
CACI International, Inc., Class A(1)	17,532	1,092,068
Computer Sciences Corp.	154,428	4,623,574
International Business Machines Corp.	262,864	54,846,574
Visa, Inc., Class A	204,124	24,086,632

		114,894,336

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Polaris Industries, Inc.	17,506	1,263,058

MACHINERY — 2.1%
Actuant Corp., Class A	90,757	2,631,045
AGCO Corp.(1)	118,543	5,596,415
Cummins, Inc.	145,573	17,474,583
Parker-Hannifin Corp.	60,767	5,137,850
Sauer-Danfoss, Inc.	297,466	13,980,902

		44,820,795

MEDIA — 2.8%
CBS Corp., Class B	602,031	20,414,871
DISH Network Corp., Class A	491,087	16,171,495
Time Warner, Inc.	520,014	19,630,529
Viacom, Inc., Class B	38,520	1,828,159
Walt Disney Co. (The)	37,177	1,627,609

		59,672,663

METALS AND MINING — 1.5%
Coeur d'Alene Mines Corp.(1)	567,648	13,475,963
Freeport-McMoRan Copper & Gold, Inc.	264,394	10,057,548
Teck Resources Ltd.	213,995	7,631,062

		31,164,573

MULTI-UTILITIES — 1.9%
Ameren Corp.	383,619	12,498,307
Consolidated Edison, Inc.	260,712	15,230,795
Public Service Enterprise Group, Inc.	453,641	13,885,951

		41,615,053

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

MULTILINE RETAIL — 1.7%
Dillard's, Inc., Class A	281,145	$17,717,758
Macy's, Inc.	476,121	18,916,287

		36,634,045

OIL, GAS AND CONSUMABLE FUELS — 10.9%
Apache Corp.	173,088	17,384,959
Chevron Corp.	453,438	48,626,691
ConocoPhillips	407,303	30,959,101
Energy XXI Bermuda Ltd.(1)	290,694	10,496,960
Exxon Mobil Corp.	809,884	70,241,239
Marathon Oil Corp.	522,622	16,567,118
Marathon Petroleum Corp.	339,454	14,718,726
Suncor Energy, Inc.	122,810	4,015,887
Tesoro Corp.(1)	176,221	4,729,772
Valero Energy Corp.	296,821	7,649,077
W&T Offshore, Inc.	322,617	6,800,766

		232,190,296

PAPER AND FOREST PRODUCTS — 0.6%
Domtar Corp.	143,207	13,659,084

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	35,747	2,214,169
Nu Skin Enterprises, Inc., Class A	90,158	5,221,050

		7,435,219

PHARMACEUTICALS — 7.0%
Abbott Laboratories	492,337	30,175,335
Bristol-Myers Squibb Co.	151,488	5,112,720
Eli Lilly & Co.	503,524	20,276,911
Johnson & Johnson	580,356	38,280,282
Merck & Co., Inc.	339,559	13,039,065
Pfizer, Inc.	1,876,186	42,514,375

		149,398,688

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Simon Property Group, Inc.	133,803	19,492,421

ROAD AND RAIL — 1.0%
Union Pacific Corp.	190,430	20,467,416

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Applied Materials, Inc.	589,262	7,330,419
Intel Corp.	1,323,793	37,211,821
KLA-Tencor Corp.	303,102	16,494,811

		61,037,051

SOFTWARE — 4.6%
Activision Blizzard, Inc.	980,924	12,575,445
CA, Inc.	93,414	2,574,490
Cadence Design Systems, Inc.(1)	581,005	6,879,099

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Intuit, Inc.	15,516	$932,977
Microsoft Corp.	1,014,823	32,728,042
Oracle Corp.	895,324	26,107,648
Symantec Corp.(1)	861,527	16,110,555

		97,908,256

SPECIALTY RETAIL — 3.3%
Best Buy Co., Inc.	568,020	13,450,714
Foot Locker, Inc.	375,764	11,667,472
GameStop Corp., Class A	175,077	3,823,682
Home Depot, Inc. (The)	561,675	28,257,869
PetSmart, Inc.	236,298	13,520,971

		70,720,708

TOBACCO — 1.8%
Philip Morris International, Inc.	443,460	39,294,991

TOTAL COMMON STOCKS (Cost $1,655,313,364)		2,112,529,043

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $8,238,972), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $8,069,446)		8,069,439
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $5,137,752), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $5,043,412)		5,043,399
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $6,185,225), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $6,052,094)		6,052,079
SSgA U.S. Government Money Market Fund	3,427,886	3,427,886

TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,592,803)		22,592,803

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,677,906,167)		2,135,121,846

OTHER ASSETS AND LIABILITIES — (0.1)%		(3,044,376)

TOTAL NET ASSETS — 100.0%		$2,132,077,470

Notes to Schedule of Investments

(1)	Non-income producing.

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$1,962,838,369	—	—
Foreign Common Stocks	149,690,674	—	—
Temporary Cash Investments	3,427,886	$19,164,917	—

Total Value of Investment Securities	$2,115,956,929	$19,164,917	—

Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,689,798,483
Gross tax appreciation of investments	$457,179,085
Gross tax depreciation of investments	(11,855,722)
Net tax appreciation (depreciation) of investments	$445,323,363

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Market Neutral Fund

March 31, 2012

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS(1) — 95.7%

AEROSPACE AND DEFENSE — 1.3%
Northrop Grumman Corp.	6,459	$394,516
Orbital Sciences Corp.(2)	24,080	316,652
Textron, Inc.	9,307	259,014

		970,182

AUTO COMPONENTS — 0.5%
Dana Holding Corp.	3,188	49,414
Lear Corp.	7,270	337,982

		387,396

BEVERAGES — 1.1%
Boston Beer Co., Inc., Class A(2)	3,710	396,191
Constellation Brands, Inc., Class A(2)	16,149	380,955
Dr Pepper Snapple Group, Inc.	938	37,717

		814,863

BIOTECHNOLOGY — 1.7%
Amgen, Inc.	2,622	178,270
Biogen Idec, Inc.(2)	1,450	182,657
Celgene Corp.(2)	2,398	185,893
Cubist Pharmaceuticals, Inc.(2)	4,147	179,358
Momenta Pharmaceuticals, Inc.(2)	9,141	140,040
Pharmacyclics, Inc.(2)	6,479	179,857
United Therapeutics Corp.(2)	4,003	188,661

		1,234,736

BUILDING PRODUCTS — 0.7%
Masco Corp.	37,154	496,749

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.(2)	3,781	422,753
BlackRock, Inc.	392	80,321
Investment Technology Group, Inc.(2)	30,555	365,438
Janus Capital Group, Inc.	54,302	483,831
Legg Mason, Inc.	10,765	300,666

		1,653,009

CHEMICALS — 3.2%
CF Industries Holdings, Inc.	2,335	426,488
Georgia Gulf Corp.(2)	2,196	76,596
Kronos Worldwide, Inc.	18,069	450,641
Methanex Corp.	12,707	412,088
Monsanto Co.	4,775	380,854
PPG Industries, Inc.	1,921	184,032
Rockwood Holdings, Inc.(2)	6,712	350,031

		2,280,730

COMMERCIAL BANKS — 0.9%
CapitalSource, Inc.	54,738	361,271
PacWest Bancorp.	5,270	128,061

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Sterling Financial Corp.(2)	2,937	$61,324
Zions BanCorp.	3,248	69,702

		620,358

COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Corrections Corp. of America(2)	13,559	370,296
HNI Corp.	11,836	328,449
Portfolio Recovery Associates, Inc.(2)	3,605	258,551

		957,296

COMMUNICATIONS EQUIPMENT — 1.7%
Arris Group, Inc.(2)	23,987	271,053
Brocade Communications Systems, Inc.(2)	62,433	358,990
Motorola Solutions, Inc.	4,088	207,793
Plantronics, Inc.	8,055	324,294
Polycom, Inc.(2)	4,959	94,568

		1,256,698

COMPUTERS AND PERIPHERALS — 1.4%
Lexmark International, Inc., Class A	5,253	174,610
Seagate Technology plc	13,318	358,920
Western Digital Corp.(2)	10,871	449,950

		983,480

CONSTRUCTION AND ENGINEERING — 2.0%
Chicago Bridge & Iron Co. NV New York Shares	9,397	405,857
EMCOR Group, Inc.	7,829	217,020
Fluor Corp.	506	30,380
Granite Construction, Inc.	12,433	357,324
URS Corp.	9,830	417,972

		1,428,553

CONSUMER FINANCE — 0.6%
Cash America International, Inc.	8,527	408,699

CONTAINERS AND PACKAGING — 0.9%
Graphic Packaging Holding Co.(2)	57,615	318,035
Owens-Illinois, Inc.(2)	15,012	350,380

		668,415

DIVERSIFIED CONSUMER SERVICES — 2.7%
Apollo Group, Inc., Class A(2)	4,051	156,531
Bridgepoint Education, Inc.(2)	15,777	390,481
Coinstar, Inc.(2)	8,428	535,599
ITT Educational Services, Inc.(2)	6,154	407,025
Regis Corp.	15,134	278,920
Weight Watchers International, Inc.(2)	2,301	177,614

		1,946,170

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Bank of America Corp.	48,520	464,336
Interactive Brokers Group, Inc., Class A	21,751	369,767
Moody's Corp.	5,537	233,108

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

NASDAQ OMX Group, Inc. (The)(2)	11,246	$291,271

		1,358,482

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Vonage Holdings Corp.(2)	118,928	262,831

ELECTRIC UTILITIES — 0.2%
El Paso Electric Co.	1,039	33,757
PNM Resources, Inc.	5,074	92,854

		126,611

ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	6,668	418,951
Belden, Inc.	11,419	432,894
Brady Corp., Class A	1,101	35,617
Generac Holdings, Inc.(2)	12,865	315,836

		1,203,298

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.9%
FEI Co.(2)	8,775	430,940
Itron, Inc.(2)	9,850	447,289
Jabil Circuit, Inc.	4,016	100,882
Molex, Inc.	14,650	411,958
Tech Data Corp.(2)	7,582	411,399
Vishay Intertechnology, Inc.(2)	23,309	283,437

		2,085,905

ENERGY EQUIPMENT AND SERVICES — 2.8%
Diamond Offshore Drilling, Inc.	3,615	241,301
Exterran Holdings, Inc.(2)	24,992	329,645
Gulfmark Offshore, Inc. Class A(2)	5,541	254,664
Helix Energy Solutions Group, Inc.(2)	23,502	418,336
Helmerich & Payne, Inc.	6,495	350,405
National Oilwell Varco, Inc.	5,198	413,085

		2,007,436

FOOD AND STAPLES RETAILING — 1.0%
Rite Aid Corp.(2)	208,392	362,602
SUPERVALU, Inc.	57,682	329,364

		691,966

FOOD PRODUCTS — 1.2%
Bunge Ltd.	3,724	254,871
Smithfield Foods, Inc.(2)	10,881	239,708
Tyson Foods, Inc., Class A	17,594	336,925

		831,504

GAS UTILITIES — 0.1%
Northwest Natural Gas Co.	2,268	102,967

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Align Technology, Inc.(2)	19,060	$525,103
Boston Scientific Corp.(2)	32,624	195,092
Cooper Cos., Inc. (The)	3,255	265,966
Hill-Rom Holdings, Inc.	10,043	335,537
Hologic, Inc.(2)	19,577	421,884

		1,743,582

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Humana, Inc.	5,023	464,527
McKesson Corp.	4,424	388,294
Molina Healthcare, Inc.(2)	11,171	375,681
Omnicare, Inc.	5,488	195,208
WellCare Health Plans, Inc.(2)	2,436	175,100

		1,598,810

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Ameristar Casinos, Inc.	18,256	340,109
Bob Evans Farms, Inc.	9,818	370,335
Penn National Gaming, Inc.(2)	8,450	363,181
PF Chang's China Bistro, Inc.	7,236	285,967
Wendy's Co. (The)	70,638	353,896

		1,713,488

HOUSEHOLD DURABLES — 2.0%
Garmin Ltd.	9,344	438,701
Harman International Industries, Inc.	9,409	440,435
Tempur-Pedic International, Inc.(2)	6,448	544,405

		1,423,541

HOUSEHOLD PRODUCTS — 0.6%
Spectrum Brands Holdings, Inc.(2)	13,154	459,864

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.4%
AES Corp. (The)(2)	4,279	55,927
GenOn Energy, Inc.(2)	35,439	73,713
TransAlta Corp.	9,468	177,714

		307,354

INDUSTRIAL CONGLOMERATES — 0.4%
Tyco International Ltd.	5,127	288,035

INSURANCE — 5.5%
Allied World Assurance Co. Holdings AG	6,113	419,780
American Financial Group, Inc.	10,276	396,448
American National Insurance Co.	2,771	200,953
Arch Capital Group Ltd.(2)	9,033	336,389
Assurant, Inc.	8,990	364,095
Assured Guaranty Ltd.	10,615	175,360
CNA Financial Corp.	11,846	347,443
Loews Corp.	7,819	311,744
Principal Financial Group, Inc.	14,885	439,256

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ProAssurance Corp.	1,822	$160,536
Prudential Financial, Inc.	7,065	447,850
Validus Holdings Ltd.	11,117	344,071

		3,943,925

INTERNET SOFTWARE AND SERVICES — 2.5%
Ancestry.com, Inc.(2)	15,330	348,604
AOL, Inc.(2)	25,164	477,361
Dice Holdings, Inc.(2)	34,102	318,172
United Online, Inc.	56,348	275,542
VistaPrint NV(2)	9,808	379,079

		1,798,758

IT SERVICES — 2.4%
Acxiom Corp.(2)	6,481	95,141
Alliance Data Systems Corp.(2)	3,520	443,379
CACI International, Inc., Class A(2)	6,644	413,855
Computer Sciences Corp.	11,786	352,873
Gartner, Inc.(2)	1,248	53,215
Total System Services, Inc.	3,389	78,184
Unisys Corp.(2)	13,533	266,871

		1,703,518

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	5,478	395,238

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Charles River Laboratories International, Inc.(2)	4,233	152,769

MACHINERY — 3.5%
Actuant Corp., Class A	16,090	466,449
AGCO Corp.(2)	3,334	157,398
Briggs & Stratton Corp.	18,840	337,801
Cummins, Inc.	3,097	371,764
Gardner Denver, Inc.	3,492	220,066
Oshkosh Corp.(2)	4,316	100,002
Parker-Hannifin Corp.	438	37,033
Robbins & Myers, Inc.	1,584	82,447
Sauer-Danfoss, Inc.	10,034	471,598
Wabtec Corp.	4,010	302,234

		2,546,792

MEDIA — 2.4%
CBS Corp., Class B	13,675	463,719
Gannett Co., Inc.	2,056	31,518
Regal Entertainment Group Class A	12,956	176,202
Scholastic Corp.	12,352	435,779
Scripps Networks Interactive, Inc. Class A	903	43,967
Sirius XM Radio, Inc.(2)	162,024	374,275
Time Warner, Inc.	4,423	166,968
Viacom, Inc., Class B	623	29,568

		1,721,996

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

METALS AND MINING — 3.1%
Coeur d'Alene Mines Corp.(2)	14,753	$350,236
Freeport-McMoRan Copper & Gold, Inc.	6,905	262,666
Nevsun Resources Ltd.	61,900	227,792
Noranda Aluminum Holding Corp.	24,145	240,726
Pan American Silver Corp. NASDAQ Shares	16,937	373,630
Steel Dynamics, Inc.	22,526	327,528
Stillwater Mining Co.(2)	9,311	117,691
Teck Resources Ltd.	10,194	363,518

		2,263,787

MULTI-UTILITIES — 0.5%
Ameren Corp.	11,755	382,978

MULTILINE RETAIL — 1.9%
Dillard's, Inc., Class A	8,310	523,696
Macy's, Inc.	9,402	373,542
Saks, Inc.(2)	41,946	486,993

		1,384,231

OIL, GAS AND CONSUMABLE FUELS — 5.5%
Chevron Corp.	3,582	384,134
Cloud Peak Energy, Inc.(2)	21,661	345,060
ConocoPhillips	5,243	398,520
Energy XXI Bermuda Ltd.(2)	13,087	472,571
Exxon Mobil Corp.	425	36,860
Marathon Oil Corp.	12,472	395,362
Marathon Petroleum Corp.	8,286	359,281
Suncor Energy, Inc.	10,729	350,838
Tesoro Corp.(2)	14,927	400,641
Valero Energy Corp.	14,480	373,150
W&T Offshore, Inc.	5,122	107,972
Western Refining, Inc.	18,590	349,864

		3,974,253

PAPER AND FOREST PRODUCTS — 1.5%
Buckeye Technologies, Inc.	10,552	358,451
Domtar Corp.	4,499	429,115
International Paper Co.	8,889	312,004

		1,099,570

PERSONAL PRODUCTS — 0.4%
Nu Skin Enterprises, Inc., Class A	5,421	313,930

PHARMACEUTICALS — 1.4%
Eli Lilly & Co.	9,453	380,672
Pfizer, Inc.	17,401	394,307
ViroPharma, Inc.(2)	6,093	183,217
Warner Chilcott plc Class A(2)	2,230	37,486

		995,682

PROFESSIONAL SERVICES — 0.5%
Towers Watson & Co., Class A	5,840	385,849

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Brandywine Realty Trust	39,199	$450,005
CBL & Associates Properties, Inc.	21,707	410,696
First Industrial Realty Trust, Inc.(2)	36,955	456,394
LaSalle Hotel Properties	14,701	413,686
Mack-Cali Realty Corp.	6,558	189,002
Taubman Centers, Inc.	4,741	345,856

		2,265,639

ROAD AND RAIL — 1.8%
Con-way, Inc.	12,795	417,245
Dollar Thrifty Automotive Group, Inc.(2)	5,248	424,616
Landstar System, Inc.	1,676	96,739
Old Dominion Freight Line, Inc.(2)	7,508	357,906

		1,296,506

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Cypress Semiconductor Corp.(2)	21,980	343,547
GT Advanced Technologies, Inc.(2)	46,802	387,053
KLA-Tencor Corp.	1,510	82,174
Lam Research Corp.(2)	4,419	197,176
LSI Corp.(2)	56,522	490,611
NVIDIA Corp.(2)	27,679	425,980
Teradyne, Inc.(2)	4,059	68,556

		1,995,097

SOFTWARE — 4.1%
Activision Blizzard, Inc.	31,048	398,035
Cadence Design Systems, Inc.(2)	38,310	453,590
Fair Isaac Corp.	10,202	447,868
JDA Software Group, Inc.(2)	11,078	304,424
Mentor Graphics Corp.(2)	29,803	442,873
Symantec Corp.(2)	21,002	392,737
Synopsys, Inc.(2)	15,640	479,522
TiVo, Inc.(2)	3,390	40,646

		2,959,695

SPECIALTY RETAIL — 3.2%
Best Buy Co., Inc.	15,646	370,497
Foot Locker, Inc.	15,380	477,549
GameStop Corp., Class A	16,165	353,044
Home Depot, Inc. (The)	5,637	283,597
PetSmart, Inc.	7,371	421,769
Pier 1 Imports, Inc.(2)	1,985	36,087
Select Comfort Corp.(2)	11,216	363,286

		2,305,829

TEXTILES, APPAREL AND LUXURY GOODS — 2.0%
Crocs, Inc.(2)	19,157	400,764
Iconix Brand Group, Inc.(2)	21,446	372,732
Jones Group, Inc. (The)	31,081	390,377

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Liz Claiborne, Inc.(2)	22,771	$304,221

		1,468,094

TOBACCO — 0.1%
Philip Morris International, Inc.	696	61,673

TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Beacon Roofing Supply, Inc.(2)	19,776	509,430
W.W. Grainger, Inc.	459	98,598

		608,028

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Sprint Nextel Corp.(2)	164,516	468,871
United States Cellular Corp.(2)	7,592	310,740

		779,611

TOTAL COMMON STOCKS (Cost $59,263,812)		69,116,456

TEMPORARY CASH INVESTMENTS — 3.2%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $833,461), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $816,312)		816,311
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $519,739), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $510,196)		510,195
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $625,702), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $612,235)		612,233
SSgA U.S. Government Money Market Fund	350,474	350,474

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,289,213)		2,289,213

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.9% (Cost $61,553,025)		71,405,669

COMMON STOCKS SOLD SHORT — (95.3)%

AEROSPACE AND DEFENSE — (2.2)%
AAR Corp.	(17,964)	(327,843)
CAE, Inc.	(34,131)	(349,160)
DigitalGlobe, Inc.	(4,342)	(57,922)
Precision Castparts Corp.	(2,210)	(382,109)
Spirit Aerosystems Holdings, Inc. Class A	(19,055)	(466,086)

		(1,583,120)

AIR FREIGHT AND LOGISTICS — (0.6)%
Atlas Air Worldwide Holdings, Inc.	(8,468)	(416,710)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

AIRLINES — (0.6)%
Copa Holdings SA, Class A	(5,897)	$(467,042)

AUTO COMPONENTS — (1.7)%
Cooper Tire & Rubber Co.	(28,152)	(428,473)
Johnson Controls, Inc.	(11,450)	(371,896)
Visteon Corp.	(7,691)	(407,623)

		(1,207,992)

BEVERAGES — (0.1)%
Coca-Cola Co. (The)	(580)	(42,926)

BIOTECHNOLOGY — (2.7)%
Ariad Pharmaceuticals, Inc.	(11,677)	(186,248)
BioMarin Pharmaceutical, Inc.	(4,621)	(158,269)
Dendreon Corp.	(13,158)	(140,198)
Halozyme Therapeutics, Inc.	(14,858)	(189,588)
Human Genome Sciences, Inc.	(23,503)	(193,665)
Idenix Pharmaceuticals, Inc.	(8,425)	(82,481)
Incyte Corp. Ltd.	(9,766)	(188,484)
Ironwood Pharmaceuticals, Inc.	(12,441)	(165,590)
Medivation, Inc.	(2,460)	(183,811)
Regeneron Pharmaceuticals, Inc.	(1,541)	(179,711)
Savient Pharmaceuticals, Inc.	(40,370)	(88,007)
Theravance, Inc.	(9,470)	(184,665)

		(1,940,717)

BUILDING PRODUCTS — (0.6)%
Armstrong World Industries, Inc.	(8,204)	(400,109)

CAPITAL MARKETS — (3.1)%
Apollo Investment Corp.	(51,928)	(372,324)
Ares Capital Corp.	(23,826)	(389,555)
Goldman Sachs Group, Inc. (The)	(3,840)	(477,581)
Jefferies Group, Inc.	(2,217)	(41,768)
Knight Capital Group, Inc. Class A	(31,935)	(411,003)
Prospect Capital Corp.	(39,459)	(433,260)
State Street Corp.	(2,418)	(110,019)
Teton Advisors, Inc., Class B	(20)	(8)

		(2,235,518)

CHEMICALS — (3.0)%
Agrium, Inc.	(1,848)	(159,612)
Ashland, Inc.	(6,628)	(404,706)
Cabot Corp.	(11,207)	(478,315)
Ecolab, Inc.	(6,141)	(379,022)
Intrepid Potash, Inc.	(10,897)	(265,124)
Olin Corp.	(4,034)	(87,739)
Praxair, Inc.	(3,501)	(401,355)

		(2,175,873)

COMMERCIAL BANKS — (0.9)%
Iberiabank Corp.	(6,954)	(371,831)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Texas Capital Bancshares, Inc.	(8,115)	$(280,941)

		(652,772)

COMMERCIAL SERVICES AND SUPPLIES — (1.4)%
Geo Group, Inc. (The)	(20,437)	(388,507)
Interface, Inc. Class A	(26,726)	(372,828)
NL Industries, Inc.	(13,849)	(206,350)
Ritchie Bros Auctioneers, Inc.	(2,480)	(58,925)

		(1,026,610)

COMMUNICATIONS EQUIPMENT — (3.2)%
Acme Packet, Inc.	(9,762)	(268,650)
Aruba Networks, Inc.	(16,642)	(370,784)
InterDigital, Inc.	(10,167)	(354,422)
Juniper Networks, Inc.	(18,054)	(413,075)
Loral Space & Communications, Inc.	(5,822)	(463,431)
Viasat, Inc.	(9,055)	(436,542)

		(2,306,904)

CONSTRUCTION AND ENGINEERING — (0.5)%
MasTec, Inc.	(20,186)	(365,165)

CONSUMER FINANCE — (0.2)%
Capital One Financial Corp.	(2,621)	(146,095)

CONTAINERS AND PACKAGING — (1.1)%
Rock-Tenn Co., Class A	(6,018)	(406,576)
Sonoco Products Co.	(10,840)	(359,888)

		(766,464)

DIVERSIFIED CONSUMER SERVICES — (0.5)%
Grand Canyon Education, Inc.	(16,347)	(290,323)
K12, Inc.	(2,848)	(67,298)

		(357,621)

DIVERSIFIED TELECOMMUNICATION SERVICES — (0.6)%
BCE, Inc.	(9,171)	(367,390)
CenturyLink, Inc.	(1,033)	(39,925)
Windstream Corp.	(3,253)	(38,093)

		(445,408)

ELECTRIC UTILITIES — (0.5)%
PPL Corp.	(11,651)	(329,257)

ELECTRICAL EQUIPMENT — (1.6)%
General Cable Corp.	(13,224)	(384,554)
GrafTech International Ltd.	(30,379)	(362,725)
II-VI, Inc.	(18,587)	(439,583)

		(1,186,862)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (3.1)%
Arrow Electronics, Inc.	(9,139)	(383,564)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Benchmark Electronics, Inc.	(24,126)	$(397,838)
Corning, Inc.	(25,197)	(354,774)
IPG Photonics Corp.	(7,667)	(399,067)
National Instruments Corp.	(3,410)	(97,253)
Scansource, Inc.	(9,881)	(368,759)
Universal Display Corp.	(5,688)	(207,782)

		(2,209,037)

ENERGY EQUIPMENT AND SERVICES — (3.3)%
Atwood Oceanics, Inc.	(3,821)	(171,525)
Key Energy Services, Inc.	(21,288)	(328,900)
Lufkin Industries, Inc.	(6,193)	(499,465)
McDermott International, Inc.	(32,677)	(418,592)
Noble Corp.	(11,913)	(446,380)
Rowan Cos., Inc.	(12,157)	(400,330)
Tidewater, Inc.	(1,678)	(90,646)

		(2,355,838)

FOOD AND STAPLES RETAILING — (1.5)%
Casey's General Stores, Inc.	(5,582)	(309,578)
Pricesmart, Inc.	(4,891)	(356,114)
United Natural Foods, Inc.	(9,070)	(423,206)

		(1,088,898)

FOOD PRODUCTS — (1.6)%
Green Mountain Coffee Roasters, Inc.	(2,621)	(122,768)
Pilgrim's Pride Corp.	(48,452)	(361,452)
Sanderson Farms, Inc.	(7,780)	(412,573)
Snyders-Lance, Inc.	(9,669)	(249,944)

		(1,146,737)

GAS UTILITIES — (1.0)%
National Fuel Gas Co.	(7,478)	(359,842)
South Jersey Industries, Inc.	(6,883)	(344,425)

		(704,267)

HEALTH CARE EQUIPMENT AND SUPPLIES — (1.3)%
DENTSPLY International, Inc.	(1,057)	(42,418)
DexCom, Inc.	(29,512)	(307,810)
Edwards Lifesciences Corp.	(2,310)	(168,006)
Meridian Bioscience, Inc.	(5,387)	(104,400)
Neogen Corp.	(8,632)	(337,252)

		(959,886)

HEALTH CARE PROVIDERS AND SERVICES — (3.1)%
Catalyst Health Solutions, Inc.	(6,755)	(430,496)
Cigna Corp.	(6,303)	(310,423)
Coventry Health Care, Inc.	(2,272)	(80,815)
HealthSouth Corp.	(21,967)	(449,884)
HMS Holdings Corp.	(12,459)	(388,845)
Kindred Healthcare, Inc.	(28,795)	(248,789)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Owens & Minor, Inc.	(11,941)	$(363,126)

		(2,272,378)

HEALTH CARE TECHNOLOGY — (0.5)%
Quality Systems, Inc.	(8,668)	(379,052)

HOTELS, RESTAURANTS AND LEISURE — (1.8)%
Darden Restaurants, Inc.	(8,529)	(436,344)
Jack in the Box, Inc.	(14,717)	(352,766)
MGM Resorts International	(12,727)	(173,342)
Orient-Express Hotels Ltd., Class A	(24,992)	(254,918)
Tim Hortons, Inc.	(1,135)	(60,768)

		(1,278,138)

HOUSEHOLD DURABLES — (1.4)%
M.D.C. Holdings, Inc.	(9,804)	(252,845)
Mohawk Industries, Inc.	(580)	(38,576)
NVR, Inc.	(492)	(357,354)
Ryland Group, Inc.	(18,227)	(351,417)

		(1,000,192)

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.4)%
Ormat Technologies, Inc.	(13,161)	(265,194)

INSURANCE — (6.6)%
American International Group, Inc.	(15,897)	(490,105)
Cincinnati Financial Corp.	(3,586)	(123,753)
Enstar Group Ltd.	(3,921)	(388,140)
Everest Re Group Ltd.	(1,439)	(133,136)
Fairfax Financial Holdings Ltd.	(897)	(361,122)
MBIA, Inc.	(40,426)	(396,175)
Old Republic International Corp.	(43,886)	(462,997)
OneBeacon Insurance Group Ltd. Class A	(22,216)	(342,349)
Platinum Underwriters Holdings Ltd.	(9,640)	(351,860)
Primerica, Inc.	(15,388)	(387,931)
RenaissanceRe Holdings Ltd.	(5,209)	(394,478)
Sun Life Financial, Inc.	(8,254)	(195,537)
Unum Group	(15,700)	(384,336)
XL Group plc	(16,612)	(360,314)

		(4,772,233)

INTERNET AND CATALOG RETAIL — (0.1)%
Shutterfly, Inc.	(2,951)	(92,455)

INTERNET SOFTWARE AND SERVICES — (1.0)%
Equinix, Inc.	(3,393)	(534,228)
LinkedIn Corp.	(1,851)	(188,783)

		(723,011)

IT SERVICES — (2.0)%
iGate Corp.	(7,266)	(121,778)
Syntel, Inc.	(8,350)	(467,600)
VeriFone Systems, Inc.	(7,102)	(368,381)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Wright Express Corp.	(7,935)	$(513,632)

		(1,471,391)

MACHINERY — (1.9)%
Chart Industries, Inc.	(6,357)	(466,159)
Flowserve Corp.	(3,593)	(415,027)
Terex Corp.	(5,919)	(133,178)
Westport Innovations, Inc.	(8,010)	(327,769)

		(1,342,133)

MEDIA — (3.4)%
DreamWorks Animation SKG, Inc., Class A	(19,851)	(366,251)
Imax Corp.	(18,818)	(459,912)
Liberty Global, Inc. Class A	(7,872)	(394,230)
Liberty Media Corp. - Liberty Capital, Series A	(938)	(82,685)
Lions Gate Entertainment Corp.	(26,657)	(371,065)
Morningstar, Inc.	(6,529)	(411,653)
Pandora Media, Inc.	(33,763)	(344,720)

		(2,430,516)

METALS AND MINING — (4.6)%
AK Steel Holding Corp.	(44,950)	(339,822)
Allegheny Technologies, Inc.	(7,651)	(314,992)
Allied Nevada Gold Corp.	(5,103)	(166,000)
AuRico Gold, Inc.	(27,792)	(246,515)
HudBay Minerals, Inc.	(3,391)	(37,165)
Molycorp, Inc.	(8,661)	(293,002)
New Gold, Inc.	(4,667)	(46,110)
North American Palladium Ltd.	(46,479)	(121,775)
Northern Dynasty Minerals Ltd.	(36,750)	(223,440)
Royal Gold, Inc.	(2,731)	(178,116)
Rubicon Minerals Corp.	(41,226)	(134,397)
Schnitzer Steel Industries, Inc., Class A	(6,678)	(266,419)
Silver Standard Resources, Inc.	(10,300)	(154,912)
Thompson Creek Metals Co., Inc.	(52,664)	(356,009)
Titanium Metals Corp.	(15,954)	(216,336)
Walter Energy, Inc.	(3,759)	(222,570)

		(3,317,580)

MULTI-UTILITIES — (0.8)%
Black Hills Corp.	(7,355)	(246,613)
Dominion Resources, Inc.	(6,837)	(350,123)

		(596,736)

MULTILINE RETAIL — (1.0)%
Family Dollar Stores, Inc.	(7,065)	(447,073)
JC Penney Co., Inc.	(8,048)	(285,141)

		(732,214)

OFFICE ELECTRONICS — (0.2)%
Zebra Technologies Corp., Class A	(3,846)	(158,378)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

OIL, GAS AND CONSUMABLE FUELS — (6.1)%
Alpha Natural Resources, Inc.	(22,434)	$(341,221)
Bill Barrett Corp.	(12,605)	(327,856)
Clean Energy Fuels Corp.	(22,447)	(477,672)
Concho Resources, Inc.	(4,025)	(410,872)
Enbridge, Inc.	(2,743)	(106,565)
Hess Corp.	(1,526)	(89,958)
Kodiak Oil & Gas Corp.	(41,308)	(411,428)
Kosmos Energy Ltd.	(11,188)	(148,129)
Northern Oil and Gas, Inc.	(15,505)	(321,574)
Range Resources Corp.	(677)	(39,361)
Ship Finance International Ltd.	(24,113)	(368,929)
SM Energy Co.	(4,731)	(334,813)
Spectra Energy Corp.	(1,906)	(60,134)
Sunoco, Inc.	(4,099)	(156,377)
Teekay Corp.	(11,755)	(408,486)
World Fuel Services Corp.	(9,466)	(388,106)

		(4,391,481)

PAPER AND FOREST PRODUCTS — (0.6)%
Louisiana-Pacific Corp.	(43,333)	(405,164)
MeadWestvaco Corp.	(1,172)	(37,023)

		(442,187)

PERSONAL PRODUCTS — (0.6)%
Avon Products, Inc.	(21,691)	(419,938)

PHARMACEUTICALS — (1.7)%
Akorn, Inc.	(9,041)	(105,779)
Impax Laboratories, Inc.	(18,841)	(463,112)
Valeant Pharmaceuticals International, Inc.	(8,778)	(471,291)
VIVUS, Inc.	(8,447)	(188,875)

		(1,229,057)

PROFESSIONAL SERVICES — (1.1)%
CoStar Group, Inc.	(6,172)	(426,177)
IHS, Inc. Class A	(4,131)	(386,868)

		(813,045)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (2.1)%
DuPont Fabros Technology, Inc.	(15,144)	(370,271)
Equity Lifestyle Properties, Inc.	(4,704)	(328,057)
HCP, Inc.	(9,244)	(364,768)
ProLogis, Inc.	(12,852)	(462,929)

		(1,526,025)

REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.1)%
Brookfield Asset Management, Inc. Class A	(13,292)	(419,628)
Brookfield Office Properties, Inc.	(23,250)	(405,713)

		(825,341)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc. Class A	(2,147)	$(117,183)
Hertz Global Holdings, Inc.	(31,719)	(477,054)

		(594,237)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (3.7)%
Atmel Corp.	(19,218)	(189,490)
Cavium, Inc.	(7,552)	(233,659)
Cree, Inc.	(13,405)	(424,000)
First Solar, Inc.	(14,130)	(353,957)
Formfactor, Inc.	(6,372)	(35,556)
International Rectifier Corp.	(15,569)	(359,177)
MEMC Electronic Materials, Inc.	(85,786)	(309,687)
Texas Instruments, Inc.	(12,279)	(412,697)
TriQuint Semiconductor, Inc.	(50,645)	(349,197)

		(2,667,420)

SOFTWARE — (3.0)%
Ariba, Inc.	(12,229)	(400,010)
Concur Technologies, Inc.	(7,557)	(433,621)
Rovi Corp.	(11,023)	(358,799)
Salesforce.com, Inc.	(2,345)	(362,326)
Solera Holdings, Inc.	(8,838)	(405,576)
Take-Two Interactive Software, Inc.	(11,595)	(178,389)

		(2,138,721)

SPECIALTY RETAIL — (3.6)%
Abercrombie & Fitch Co. Class A	(4,335)	(215,059)
AutoNation, Inc.	(6,650)	(228,161)
Cabela's, Inc.	(972)	(37,082)
CarMax, Inc.	(12,727)	(440,991)
Collective Brands, Inc.	(6,506)	(127,908)
JOS A Bank Clothiers, Inc.	(8,012)	(403,885)
OfficeMax, Inc.	(46,758)	(267,456)
Tiffany & Co.	(6,430)	(444,506)
Urban Outfitters, Inc.	(15,123)	(440,230)

		(2,605,278)

TEXTILES, APPAREL AND LUXURY GOODS — (2.5)%
Deckers Outdoor Corp.	(5,297)	(333,976)
Fossil, Inc.	(2,738)	(361,361)
Gildan Activewear, Inc.	(17,726)	(488,351)
Skechers U.S.A., Inc., Class A	(11,746)	(149,409)
Under Armour, Inc., Class A	(5,154)	(484,476)

		(1,817,573)

THRIFTS AND MORTGAGE FINANCE — (0.2)%
MGIC Investment Corp.	(30,865)	(153,090)

TRADING COMPANIES AND DISTRIBUTORS — (2.3)%
Air Lease Corp.	(7,210)	(173,545)

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Fastenal Co.	(7,878)	$(426,200)
TAL International Group, Inc.	(11,403)	(418,604)
Textainer Group Holdings Ltd.	(14,623)	(495,720)
Watsco, Inc.	(1,988)	(147,191)

		(1,661,260)

WIRELESS TELECOMMUNICATION SERVICES — (0.2)%
Shenandoah Telecommunications Co.	(16,257)	(181,266)

TOTAL COMMON STOCKS SOLD SHORT — (95.3)% (Proceeds $66,701,812)		(68,815,348)

OTHER ASSETS AND LIABILITIES — 96.4%		69,600,508

TOTAL NET ASSETS — 100.0%		$72,190,829

Notes to Schedule of Investments

(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $69,116,456.
(2)	Non-income producing.

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Market Neutral - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$63,125,512	—	—
Foreign Common Stocks	5,990,944	—	—
Temporary Cash Investments	350,474	$1,938,739	—

Total Value of Investment Securities	$69,466,930	$1,938,739	—

Securities Sold Short
Domestic Common Stocks	$(60,095,312)	—	—
Foreign Common Stocks	(8,720,036)	—	—

Total Value of Securities Sold Short	$(68,815,348)	—	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$61,620,790
Gross tax appreciation of investments	$11,899,940
Gross tax depreciation of investments	(2,115,061)
Net tax appreciation (depreciation) of investments	$9,784,879
Net tax appreciation (depreciation) on securities sold short	$(2,470,357)
Net tax appreciation (depreciation)	$7,314,522

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

March 31, 2012

Global Gold - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.3%

AUSTRALIA — 1.1%
CGA Mining Ltd.(1)	1,780,641	$3,516,831
Newcrest Mining Ltd.	236,655	7,275,726

		10,792,557

CANADA — 69.3%
Agnico-Eagle Mines Ltd.	227,035	7,565,937
Agnico-Eagle Mines Ltd. New York Shares	242,200	8,084,636
Alamos Gold, Inc.	162,300	2,979,310
ATAC Resources Ltd.(1)	1,124,700	2,976,799
AuRico Gold, Inc.(1)	1,271,671	11,334,057
Aurizon Mines Ltd.(1)	621,300	3,039,695
B2Gold Corp.(1)	2,663,000	11,426,778
Barrick Gold Corp.	3,037,912	132,088,414
Belo Sun Mining Corp.(1)	4,915,100	4,582,729
Canaco Resources, Inc.(1)	3,333,500	3,174,921
Centerra Gold, Inc.	357,900	5,565,220
Clifton Star Resources, Inc.(1)	919,300	1,474,640
Continental Gold Ltd.(1)	481,400	3,581,120
Detour Gold Corp.(1)	372,101	9,277,810
Dundee Precious Metals, Inc.(1)	932,500	8,507,444
Eldorado Gold Corp.	2,374,800	32,617,936
First Majestic Silver Corp.(1)	531,700	8,848,784
Franco-Nevada Corp.	335,200	14,413,482
GBS Gold International, Inc.	347,300	1,741
Goldcorp, Inc.	2,577,476	116,179,579
Goldcorp, Inc. New York Shares	64,300	2,897,358
Golden Star Resources Ltd.(1)	965,100	1,848,054
IAMGOLD Corp.	1,606,219	21,385,120
Ivanhoe Mines Ltd.(1)	135,500	2,131,430
Kinross Gold Corp.	2,382,552	23,289,270
Kinross Gold Corp. New York Shares	1,004,757	9,836,571
Kirkland Lake Gold, Inc.(1)	170,900	2,470,678
Midas Gold Corp.(1)	1,567,250	5,546,536
Nevsun Resources Ltd.	856,500	3,159,978
New Gold, Inc.(1)	2,752,700	27,183,413
Osisko Mining Corp.(1)	2,007,900	23,310,925
Pan American Silver Corp.	148,170	3,269,559
Pan American Silver Corp. NASDAQ Shares	341,800	7,540,108
Premier Gold Mines Ltd.(1)	684,000	3,600,181
Sabina Gold & Silver Corp.(1)	642,400	1,796,878
Sandstorm Gold Ltd.(1)	1,434,700	2,704,132
Seabridge Gold, Inc.(1)	107,400	2,157,666
SEMAFO, Inc.	638,700	3,406,571
Silver Standard Resources, Inc.(1)	215,400	3,239,616
Silver Wheaton Corp.	1,370,300	45,493,960
Tahoe Resources, Inc.(1)	450,500	9,493,719
Torex Gold Resources, Inc.(1)	4,796,990	9,618,507
Wesdome Gold Mines Ltd.	994,250	1,475,252
Yamana Gold, Inc.	2,353,942	36,720,976

Global Gold - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Yamana Gold, Inc. New York Shares	926,381	$14,470,071

		655,767,561

JERSEY — 4.2%
Randgold Resources Ltd. ADR	445,200	39,168,696

MEXICO — 0.3%
Fresnillo plc	112,003	2,862,800

PERU — 3.7%
Cia de Minas Buenaventura SA ADR	867,600	34,972,956

SOUTH AFRICA — 7.1%
AngloGold Ashanti Ltd.	465,502	17,158,606
AngloGold Ashanti Ltd. ADR	499,676	18,448,038
Gold Fields Ltd.	1,462,510	20,187,591
Great Basin Gold Ltd.(1)	2,568,500	1,802,546
Harmony Gold Mining Co. Ltd.	867,150	9,445,544

		67,042,325

UNITED STATES — 13.6%
Allied Nevada Gold Corp.(1)	479,600	15,583,574
Coeur d'Alene Mines Corp.(1)	355,259	8,433,849
Hecla Mining Co.	502,900	2,323,398
Newmont Mining Corp.	1,430,414	73,337,326
Royal Gold, Inc.	442,421	28,854,697

		128,532,844

TOTAL COMMON STOCKS (Cost $464,137,355)		939,139,739

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $2,337,136), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $2,289,047)		2,289,045
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,457,418), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $1,430,657)		1,430,653
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $1,754,553), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $1,716,787)		1,716,783
SSgA U.S. Government Money Market Fund	972,535	972,535

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,409,016)		6,409,016

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $470,546,371)		945,548,755

OTHER ASSETS AND LIABILITIES†		294,175

TOTAL NET ASSETS — 100.0%		$945,842,930

Notes to Schedule of Investments

Global Gold - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Global Gold - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Gold - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$318,398,090	$492,208,805	—
Domestic Common Stocks	112,949,270	15,583,574	—
Temporary Cash Investments	972,535	5,436,481	—

Total Value of Investment Securities	$432,319,895	$513,228,860	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$511,981,531
Gross tax appreciation of investments	$467,586,556
Gross tax depreciation of investments	(34,019,332)
Net tax appreciation (depreciation) of investments	$433,567,224

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

March 31, 2012

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 3.3%
General Dynamics Corp.	199,468	$14,636,962
Lockheed Martin Corp.	6,981	627,312
Northrop Grumman Corp.	249,867	15,261,876
Raytheon Co.	22,019	1,162,163
United Technologies Corp.	264,821	21,964,254

		53,652,567

AIR FREIGHT AND LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	177,273	14,309,477

AUTOMOBILES — 1.4%
Ford Motor Co.	703,434	8,785,891
General Motors Co.(1)	504,734	12,946,427

		21,732,318

BEVERAGES — 2.3%
Coca-Cola Co. (The)	106,376	7,872,888
Constellation Brands, Inc., Class A(1)	621,485	14,660,831
Dr Pepper Snapple Group, Inc.	340,037	13,672,888
PepsiCo, Inc.	15,631	1,037,117

		37,243,724

BIOTECHNOLOGY — 1.4%
Amgen, Inc.	260,157	17,688,075
Biogen Idec, Inc.(1)	33,260	4,189,762

		21,877,837

CAPITAL MARKETS — 1.3%
Bank of New York Mellon Corp. (The)	659,817	15,921,384
BlackRock, Inc.	4,150	850,335
Janus Capital Group, Inc.	455,580	4,059,218

		20,830,937

CHEMICALS — 2.8%
CF Industries Holdings, Inc.	78,963	14,422,592
Monsanto Co.	224,738	17,925,103
PPG Industries, Inc.	128,520	12,312,216

		44,659,911

COMMERCIAL BANKS — 3.0%
U.S. Bancorp	549,101	17,395,520
Wells Fargo & Co.	897,000	30,623,580

		48,019,100

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	321,230	6,794,015
Harris Corp.	2,318	104,495
Motorola Solutions, Inc.	32,527	1,653,347

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

QUALCOMM, Inc.	58,992	$4,012,636

		12,564,493

COMPUTERS AND PERIPHERALS — 5.3%
Apple, Inc.(1)	95,292	57,124,695
Dell, Inc.(1)	485,117	8,052,942
Seagate Technology plc	125,783	3,389,852
Western Digital Corp.(1)	383,816	15,886,144

		84,453,633

CONSTRUCTION AND ENGINEERING — 0.5%
URS Corp.	200,940	8,543,969

CONSUMER FINANCE — 1.2%
American Express Co.	116,866	6,761,867
Cash America International, Inc.	271,813	13,027,997

		19,789,864

DIVERSIFIED CONSUMER SERVICES — 0.8%
ITT Educational Services, Inc.(1)	183,470	12,134,706

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Bank of America Corp.	317,025	3,033,929
JPMorgan Chase & Co.	799,373	36,755,171
NASDAQ OMX Group, Inc. (The)(1)	45,692	1,183,423

		40,972,523

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	928,989	29,012,327
Verizon Communications, Inc.	694,114	26,535,978

		55,548,305

ELECTRIC UTILITIES — 1.2%
American Electric Power Co., Inc.	194,873	7,518,200
FirstEnergy Corp.	255,995	11,670,812

		19,189,012

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Jabil Circuit, Inc.	100,752	2,530,890
Molex, Inc.	120,444	3,386,885
TE Connectivity Ltd.	93,556	3,438,183
Tech Data Corp.(1)	33,603	1,823,299

		11,179,257

ENERGY EQUIPMENT AND SERVICES — 1.3%
Helix Energy Solutions Group, Inc.(1)	733,925	13,063,865
National Oilwell Varco, Inc.	97,516	7,749,596

		20,813,461

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp.	41,234	1,847,283

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SUPERVALU, Inc.	868,318	$4,958,096
Wal-Mart Stores, Inc.	33,983	2,079,759
Walgreen Co.	24,059	805,736

		9,690,874

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	330,607	10,467,018
Bunge Ltd.	123,859	8,476,910
Campbell Soup Co.	114,774	3,885,100
ConAgra Foods, Inc.	511,559	13,433,539
Smithfield Foods, Inc.(1)	20,404	449,500
Tyson Foods, Inc., Class A	666,379	12,761,158

		49,473,225

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.8%
Becton, Dickinson and Co.	83,874	6,512,816
Covidien plc	14,183	775,527
Medtronic, Inc.	27,759	1,087,875
St. Jude Medical, Inc.	5,816	257,707
Zimmer Holdings, Inc.	59,322	3,813,218

		12,447,143

HEALTH CARE PROVIDERS AND SERVICES — 2.8%
Humana, Inc.	168,836	15,613,953
UnitedHealth Group, Inc.	358,816	21,148,615
WellPoint, Inc.	104,069	7,680,292

		44,442,860

HOTELS, RESTAURANTS AND LEISURE — 0.5%
Brinker International, Inc.	34,358	946,563
McDonald's Corp.	54,402	5,336,836
Yum! Brands, Inc.	25,921	1,845,057

		8,128,456

HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	115,612	5,427,983

HOUSEHOLD PRODUCTS — 1.1%
Kimberly-Clark Corp.	101,373	7,490,451
Procter & Gamble Co. (The)	153,965	10,347,988

		17,838,439

INDUSTRIAL CONGLOMERATES — 1.6%
General Electric Co.	1,322,144	26,535,430

INSURANCE — 5.1%
ACE Ltd.	211,786	15,502,735
Allied World Assurance Co. Holdings AG	181,234	12,445,339
American Financial Group, Inc.	323,900	12,496,062
Assured Guaranty Ltd.	54,342	897,730
Berkshire Hathaway, Inc., Class B(1)	61,019	4,951,692
CNA Financial Corp.	10,840	317,937
Loews Corp.	37,004	1,475,349

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Marsh & McLennan Cos., Inc.	29,051	$952,582
Principal Financial Group, Inc.	536,888	15,843,565
Prudential Financial, Inc.	261,558	16,580,162

		81,463,153

INTERNET SOFTWARE AND SERVICES — 1.6%
AOL, Inc.(1)	364,881	6,921,793
Google, Inc., Class A(1)	30,414	19,502,673

		26,424,466

IT SERVICES — 4.3%
Accenture plc, Class A	217,385	14,021,333
Computer Sciences Corp.	340,609	10,197,833
International Business Machines Corp.	194,599	40,603,081
Visa, Inc., Class A	37,786	4,458,748

		69,280,995

LEISURE EQUIPMENT AND PRODUCTS — 0.6%
Polaris Industries, Inc.	131,501	9,487,797

MACHINERY — 2.2%
Caterpillar, Inc.	82,262	8,762,548
Cummins, Inc.	80,952	9,717,478
Parker-Hannifin Corp.	168,276	14,227,736
Sauer-Danfoss, Inc.	46,618	2,191,046

		34,898,808

MEDIA — 3.2%
CBS Corp., Class B	536,748	18,201,125
Comcast Corp., Class A	553,563	16,612,425
Time Warner, Inc.	454,389	17,153,185

		51,966,735

METALS AND MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	353,127	13,432,951
Teck Resources Ltd.	190,400	6,789,664

		20,222,615

MULTI-UTILITIES — 1.2%
Ameren Corp.	101,054	3,292,339
Consolidated Edison, Inc.	68,659	4,011,059
Integrys Energy Group, Inc.	79,192	4,196,384
Public Service Enterprise Group, Inc.	240,941	7,375,204

		18,874,986

MULTILINE RETAIL — 1.6%
Dillard's, Inc., Class A	146,042	9,203,567
Macy's, Inc.	419,782	16,677,939

		25,881,506

OIL, GAS AND CONSUMABLE FUELS — 10.9%
Apache Corp.	18,902	1,898,517
Chevron Corp.	364,990	39,141,528

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ConocoPhillips	322,729	$24,530,631
Energy XXI Bermuda Ltd.(1)	265,351	9,581,825
Exxon Mobil Corp.	679,016	58,891,058
Marathon Oil Corp.	475,370	15,069,229
Marathon Petroleum Corp.	26,860	1,164,650
Occidental Petroleum Corp.	44,705	4,257,257
Suncor Energy, Inc.	31,057	1,015,564
Tesoro Corp.(1)	109,910	2,949,984
Valero Energy Corp.	553,757	14,270,318
W&T Offshore, Inc.	74,082	1,561,648

		174,332,209

PAPER AND FOREST PRODUCTS — 0.7%
Domtar Corp.	116,940	11,153,737

PHARMACEUTICALS — 7.3%
Abbott Laboratories	412,613	25,289,051
Eli Lilly & Co.	445,968	17,959,131
Johnson & Johnson	464,951	30,668,168
Merck & Co., Inc.	303,921	11,670,567
Pfizer, Inc.	1,400,149	31,727,376

		117,314,293

PROFESSIONAL SERVICES — 0.1%
Towers Watson & Co., Class A	32,098	2,120,715

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Entertainment Properties Trust	35,490	1,646,026
Public Storage	20,911	2,889,273
Simon Property Group, Inc.	46,530	6,778,490
Taubman Centers, Inc.	19,849	1,447,985

		12,761,774

ROAD AND RAIL — 0.2%
CSX Corp.	132,300	2,847,096

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	448,588	5,580,435
Intel Corp.	1,155,666	32,485,771
KLA-Tencor Corp.	51,588	2,807,419
Lam Research Corp.(1)	98,474	4,393,910

		45,267,535

SOFTWARE — 4.6%
Activision Blizzard, Inc.	873,576	11,199,244
Microsoft Corp.	1,313,899	42,373,243
Oracle Corp.	282,971	8,251,434
Symantec Corp.(1)	630,331	11,787,190
Synopsys, Inc.(1)	26,687	818,224

		74,429,335

SPECIALTY RETAIL — 3.5%
Best Buy Co., Inc.	518,656	12,281,774

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Foot Locker, Inc.	304,087	$9,441,901
GameStop Corp., Class A	436,891	9,541,699
Home Depot, Inc. (The)	477,363	24,016,133
PetSmart, Inc.	16,526	945,618

		56,227,125

TOBACCO — 2.0%
Philip Morris International, Inc.	360,912	31,980,412

TOTAL COMMON STOCKS (Cost $1,160,968,940)		1,588,434,796

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $5,243,428), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $5,135,538)		5,135,534
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $3,269,756), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $3,209,717)		3,209,709
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $3,936,387), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $3,851,660)		3,851,650
SSgA U.S. Government Money Market Fund	2,181,611	2,181,611

TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,378,504)		14,378,504

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,175,347,444)		1,602,813,300

OTHER ASSETS AND LIABILITIES†		(60,064)

TOTAL NET ASSETS — 100.0%		$1,602,753,236

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$1,503,995,324	—	—
Foreign Common Stocks	84,439,472	—	—
Temporary Cash Investments	2,181,611	$12,196,893	—

Total Value of Investment Securities	$1,590,616,407	$12,196,893	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,179,406,926
Gross tax appreciation of investments	$435,418,273
Gross tax depreciation of investments	(12,011,899)
Net tax appreciation (depreciation) of investments	$423,406,374

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

March 31, 2012

International Core Equity - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AUSTRALIA — 8.1%
Australia & New Zealand Banking Group Ltd.	6,124	$147,551
BHP Billiton Ltd.	4,929	176,708
Commonwealth Bank of Australia	1,412	73,277
National Australia Bank Ltd.	1,524	38,834
Telstra Corp. Ltd.	32,731	111,546
Western Areas NL	2,645	14,850
Westpac Banking Corp.	6,565	148,860

		711,626

AUSTRIA — 1.3%
Andritz AG	916	89,646
Oesterreichische Post AG	282	9,816
OMV AG	362	12,867

		112,329

BELGIUM — 1.1%
Anheuser-Busch InBev NV	227	16,584
KBC Groep NV	3,013	75,587

		92,171

DENMARK — 0.1%
H. Lundbeck A/S	604	12,103

FINLAND — 1.3%
Nokia Oyj	19,218	104,626
Outotec Oyj	239	12,122

		116,748

FRANCE — 8.7%
Bouygues SA	196	5,994
Euler Hermes SA	1,321	103,771
France Telecom SA	4,980	73,758
Metropole Television SA	5,378	97,189
Plastic Omnium SA	1,069	30,974
Sanofi	1,965	152,605
Total SA	3,421	174,473
Valeo SA	1,900	99,638
Vinci SA	495	25,813

		764,215

GERMANY — 8.1%
Allianz SE	403	48,088
Aurubis AG	1,414	74,651
BASF SE	1,342	117,395
Bayer AG	1,267	89,120
Bayerische Motoren Werke AG	1,403	126,174
Deutsche Lufthansa AG	3,150	44,091
Hannover Rueckversicherung AG	1,312	77,937
ProSiebenSat.1 Media AG Preference Shares	4,227	108,636

International Core Equity - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Siemens AG	220	$22,179

		708,271

GREECE — 0.1%
OPAP SA	934	9,056

HONG KONG — 3.6%
Hopewell Holdings Ltd.	20,500	56,229
Link Real Estate Investment Trust (The)	24,000	89,318
SJM Holdings Ltd.	51,000	103,766
Television Broadcasts Ltd.	3,000	20,224
Wharf Holdings Ltd.	9,000	48,908

		318,445

ISRAEL — 0.6%
Delek Group Ltd.	258	50,909

ITALY — 2.2%
Autostrada Torino-Milano SpA	860	5,913
Enel SpA	18,623	67,359
ENI SpA	4,095	96,068
Mediaset SpA	8,427	23,242

		192,582

JAPAN — 20.5%
Aeon Co. Ltd.	4,900	64,410
Asahi Glass Co. Ltd.	4,000	33,925
Capcom Co. Ltd.	3,200	73,109
Central Japan Railway Co.	11	90,637
Daihatsu Motor Co. Ltd.	1,000	18,316
Daito Trust Construction Co. Ltd.	300	26,930
Fujitsu Ltd.	16,000	84,282
INPEX Corp.	15	101,305
JGC Corp.	3,000	92,968
JSR Corp.	400	8,051
Kao Corp.	3,400	89,221
KDDI Corp.	11	71,233
Keiyo Bank Ltd. (The)	3,000	14,389
Kirin Holdings Co. Ltd.	6,000	77,637
Kuraray Co. Ltd.	3,000	42,443
Lawson, Inc.	1,400	88,124
Mitsubishi Electric Corp.	10,000	88,438
Namco Bandai Holdings, Inc.	4,100	59,145
Nippon Telegraph & Telephone Corp.	2,000	90,733
Nitto Denko Corp.	500	20,146
Nomura Holdings, Inc.	7,800	34,491
Nomura Research Institute Ltd.	1,900	47,127
NTT Data Corp.	21	73,806
NTT DoCoMo, Inc.	24	39,840
Resona Holdings, Inc.	20,300	93,443
Seven & I Holdings Co. Ltd.	2,000	59,393
SKY Perfect JSAT Holdings, Inc.	77	33,909
SOFTBANK CORP.(1)	2,000	59,128

International Core Equity - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Sony Corp.	3,500	$72,055
Unipres Corp.	500	15,471
Yamada Denki Co. Ltd.	360	22,486

		1,786,591

NETHERLANDS — 5.3%
ASML Holding NV	2,333	116,620
European Aeronautic Defence and Space Co. NV	2,997	122,731
Koninklijke Ahold NV	4,324	59,918
Royal Dutch Shell plc B Shares	3,076	108,217
Unilever NV CVA	1,702	57,918

		465,404

NORWAY — 1.9%
Statoil ASA	3,805	103,297
TGS Nopec Geophysical Co. ASA	2,288	62,717

		166,014

SINGAPORE — 0.9%
Singapore Airlines Ltd.	9,000	77,109

SPAIN — 2.9%
Banco Santander SA	15,083	116,070
Distribuidora Internacional de Alimentacion SA(1)	1,797	8,908
Endesa SA	2,570	51,209
Mapfre SA	23,206	74,713

		250,900

SWEDEN — 3.1%
Billerud AB	10,853	100,479
Intrum Justitia AB(1)	2,626	43,662
Investor AB B Shares	1,095	24,281
Lundin Petroleum AB(1)	1,076	23,062
Saab AB B Shares	4,371	81,595

		273,079

SWITZERLAND — 8.0%
Cie Financiere Richemont SA	461	28,905
Helvetia Holding AG	259	96,045
Lindt & Spruengli AG	6	19,276
Nestle SA	1,494	94,006
Novartis AG	919	50,862
OC Oerlikon Corp. AG(1)	8,748	77,527
Roche Holding AG	1,061	184,650
Swiss Life Holding AG(1)	749	89,113
Zurich Financial Services AG(1)	204	54,825

		695,209

UNITED KINGDOM — 20.9%
AstraZeneca plc	2,658	118,148
BHP Billiton plc	4,568	139,372
BP plc	3,065	22,676
British American Tobacco plc	3,538	178,288

International Core Equity - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

BT Group plc	24,677	$89,362
Centrica plc	15,842	80,173
Drax Group plc	10,405	90,620
Firstgroup plc	14,134	53,738
GlaxoSmithKline plc	8,142	181,868
Go-Ahead Group plc	418	8,331
HSBC Holdings plc	25,350	224,957
Imperial Tobacco Group plc	1,415	57,374
Investec plc	3,027	18,510
Mondi plc	10,484	98,854
Next plc	1,001	47,761
Petrofac Ltd.	3,830	106,594
Rio Tinto plc	1,161	63,993
Standard Chartered plc	5,779	144,199
TUI Travel plc	20,811	65,343
Unilever plc	302	9,970
Vodafone Group plc	8,721	24,021

		1,824,152

TOTAL COMMON STOCKS (Cost $8,094,552)		8,626,913

WARRANTS†

SINGAPORE†
Golden Agri-Resources Ltd.(1) (Cost $—)	1,224	205

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $28,611), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $28,022)		28,022
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $17,841), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $17,514)		17,514
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $21,479), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $21,016)		21,016
SSgA U.S. Government Money Market Fund	11,904	11,904

TOTAL TEMPORARY CASH INVESTMENTS (Cost $78,456)		78,456

International Core Equity - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $8,173,008)	8,705,574

OTHER ASSETS AND LIABILITIES — 0.4%	31,059

TOTAL NET ASSETS — 100.0%	$8,736,633

Market Sector Diversification

(as a % of net assets)

Financials	21.5%
Industrials	12.5%
Consumer Discretionary	11.2%
Consumer Staples	10.1%
Materials	9.7%
Energy	9.4%
Health Care	9.0%
Telecommunication Services	6.4%
Information Technology	5.6%
Utilities	3.3%
Cash and Equivalents*	1.3%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

CVA	-	Certificaten Van Aandelen

†		Category is less than 0.05% of total net assets.
(1)		Non-income producing.

International Core Equity - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

International Core Equity - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	—	$8,626,913	—
Warrants	—	205	—
Temporary Cash Investments	$11,904	66,552	—

Total Value of Investment Securities	$11,904	$8,693,670	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,222,456
Gross tax appreciation of investments	$818,375
Gross tax depreciation of investments	(335,257)
Net tax appreciation (depreciation) of investments	$483,118

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Core Equity Plus Fund

March 31, 2012

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS(1) — 128.5%

AEROSPACE AND DEFENSE — 2.3%
Boeing Co. (The)	1,003	$74,593
Northrop Grumman Corp.	20,906	1,276,939
Textron, Inc.	29,630	824,603
United Technologies Corp.	24,083	1,997,444

		4,173,579

AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	27,589	2,226,984

AUTO COMPONENTS — 0.2%
Lear Corp.	8,537	396,885

AUTOMOBILES — 0.7%
Ford Motor Co.	101,719	1,270,470

BEVERAGES — 2.7%
Boston Beer Co., Inc., Class A(2)	8,051	859,766
Coca-Cola Co. (The)	17,512	1,296,063
Constellation Brands, Inc., Class A(2)	51,617	1,217,645
Dr Pepper Snapple Group, Inc.	32,585	1,310,243
PepsiCo, Inc.	3,099	205,619

		4,889,336

BIOTECHNOLOGY — 2.8%
Amgen, Inc.	19,503	1,326,009
Biogen Idec, Inc.(2)	6,711	845,385
Celgene Corp.(2)	12,505	969,387
Gilead Sciences, Inc.(2)	20,854	1,018,718
Momenta Pharmaceuticals, Inc.(2)	24,284	372,031
United Therapeutics Corp.(2)	8,797	414,603

		4,946,133

BUILDING PRODUCTS — 0.2%
Masco Corp.	23,467	313,754

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.(2)	3,551	397,037
Investment Technology Group, Inc.(2)	98,682	1,180,237
Janus Capital Group, Inc.	150,335	1,339,485
T. Rowe Price Group, Inc.	5,614	366,594

		3,283,353

CHEMICALS — 2.8%
CF Industries Holdings, Inc.	8,475	1,547,959
LyondellBasell Industries NV, Class A	3,750	163,687
Monsanto Co.	22,700	1,810,552
PPG Industries, Inc.	14,815	1,419,277

		4,941,475

COMMERCIAL BANKS — 3.5%
Bank of Montreal	19,299	1,146,747

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

CapitalSource, Inc.	144,974	$956,828
U.S. Bancorp	66,226	2,098,040
Wells Fargo & Co.	59,489	2,030,954

		6,232,569

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc.	3,514	107,388

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	113,854	2,408,012
Motorola Solutions, Inc.	11,997	609,807
QUALCOMM, Inc.	11,586	788,080

		3,805,899

COMPUTERS AND PERIPHERALS — 5.4%
Apple, Inc.(2)	10,472	6,277,650
Dell, Inc.(2)	46,775	776,465
EMC Corp.(2)	45,906	1,371,671
Seagate Technology plc	49,107	1,323,434

		9,749,220

CONSTRUCTION AND ENGINEERING — 1.9%
Chicago Bridge & Iron Co. NV New York Shares	27,195	1,174,552
Granite Construction, Inc.	38,138	1,096,086
URS Corp.	28,479	1,210,927

		3,481,565

CONSUMER FINANCE — 1.8%
American Express Co.	35,768	2,069,537
Cash America International, Inc.	23,625	1,132,346

		3,201,883

DIVERSIFIED CONSUMER SERVICES — 2.1%
Bridgepoint Education, Inc.(2)	42,299	1,046,900
Coinstar, Inc.(2)	24,288	1,543,503
ITT Educational Services, Inc.(2)	19,130	1,265,258

		3,855,661

DIVERSIFIED FINANCIAL SERVICES — 5.1%
Bank of America Corp.	272,180	2,604,763
Citigroup, Inc.	42,525	1,554,289
Interactive Brokers Group, Inc., Class A	70,081	1,191,377
JPMorgan Chase & Co.	83,791	3,852,710

		9,203,139

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	44,215	1,380,834
Verizon Communications, Inc.	53,722	2,053,792
Vonage Holdings Corp.(2)	354,575	783,611

		4,218,237

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ELECTRIC UTILITIES — 1.2%
American Electric Power Co., Inc.	27,245	$1,051,112
PNM Resources, Inc.	58,399	1,068,702

		2,119,814

ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	13,291	835,074
Belden, Inc.	3,331	126,278
Emerson Electric Co.	26,567	1,386,266
Generac Holdings, Inc.(2)	12,535	307,734

		2,655,352

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.5%
FEI Co.(2)	7,042	345,833
Itron, Inc.(2)	25,494	1,157,682
Jabil Circuit, Inc.	25,238	633,978
Molex, Inc.	42,357	1,191,079
Tech Data Corp.(2)	21,584	1,171,148

		4,499,720

ENERGY EQUIPMENT AND SERVICES — 2.3%
Diamond Offshore Drilling, Inc.	16,013	1,068,868
Helix Energy Solutions Group, Inc.(2)	67,907	1,208,744
National Oilwell Varco, Inc.	21,186	1,683,651
Schlumberger Ltd.	1,404	98,182

		4,059,445

FOOD AND STAPLES RETAILING — 1.4%
CVS Caremark Corp.	17,102	766,170
SUPERVALU, Inc.	209,499	1,196,239
Wal-Mart Stores, Inc.	7,751	474,361

		2,436,770

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	39,145	1,239,331
B&G Foods, Inc.	22,049	496,323
Bunge Ltd.	17,824	1,219,874
Campbell Soup Co.	30,941	1,047,353
ConAgra Foods, Inc.	50,509	1,326,366
Smithfield Foods, Inc.(2)	15,224	335,385

		5,664,632

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Covidien plc	29,244	1,599,062
Hologic, Inc.(2)	33,738	727,054
Medtronic, Inc.	43,013	1,685,679
St. Jude Medical, Inc.	35,179	1,558,782

		5,570,577

HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Humana, Inc.	15,719	1,453,693

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

McKesson Corp.	13,753	$1,207,101
Molina Healthcare, Inc.(2)	31,878	1,072,057
UnitedHealth Group, Inc.	19,291	1,137,012

		4,869,863

HOTELS, RESTAURANTS AND LEISURE — 3.4%
Ameristar Casinos, Inc.	55,183	1,028,059
Bob Evans Farms, Inc.	31,798	1,199,421
International Game Technology	28,429	477,323
McDonald's Corp.	1,649	161,767
PF Chang's China Bistro, Inc.	31,720	1,253,575
Wynn Resorts Ltd.	1,322	165,091
Yum! Brands, Inc.	25,802	1,836,586

		6,121,822

HOUSEHOLD DURABLES — 1.4%
Garmin Ltd.	24,129	1,132,856
Tempur-Pedic International, Inc.(2)	15,339	1,295,072

		2,427,928

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co. (The)	24,152	1,623,256
Spectrum Brands Holdings, Inc.(2)	17,183	600,718

		2,223,974

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
TransAlta Corp.	13,471	252,851

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	8,854	789,865
General Electric Co.	79,029	1,586,112
Tyco International Ltd.	14,738	827,981

		3,203,958

INSURANCE — 4.9%
Allied World Assurance Co. Holdings Ltd.	18,401	1,263,597
American Financial Group, Inc.	10,445	402,968
Arch Capital Group Ltd.(2)	14,717	548,061
Berkshire Hathaway, Inc., Class B(2)	10,261	832,680
CNA Financial Corp.	39,457	1,157,274
Loews Corp.	23,575	939,935
Marsh & McLennan Cos., Inc.	15,637	512,737
Principal Financial Group, Inc.	47,159	1,391,662
Prudential Financial, Inc.	27,635	1,751,783

		8,800,697

INTERNET SOFTWARE AND SERVICES — 2.6%
Ancestry.com, Inc.(2)	45,323	1,030,645
AOL, Inc.(2)	31,367	595,032
Dice Holdings, Inc.(2)	110,330	1,029,379
Google, Inc. Class A(2)	1,661	1,065,099

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

United Online, Inc.	195,648	$956,719

		4,676,874

IT SERVICES — 5.4%
Accenture plc, Class A	16,686	1,076,247
Alliance Data Systems Corp.(2)	9,887	1,245,366
CACI International, Inc., Class A(2)	19,042	1,186,126
Computer Sciences Corp.	39,471	1,181,762
International Business Machines Corp.	15,861	3,309,398
Unisys Corp.(2)	24,911	491,245
Visa, Inc., Class A	10,690	1,261,420

		9,751,564

MACHINERY — 2.8%
Actuant Corp., Class A	27,037	783,803
AGCO Corp.(2)	23,953	1,130,821
Cummins, Inc.	12,431	1,492,217
Parker-Hannifin Corp.	3,626	306,578
Sauer-Danfoss, Inc.	27,102	1,273,794

		4,987,213

MEDIA — 2.0%
CBS Corp., Class B	46,691	1,583,292
Comcast Corp., Class A	2,850	85,528
DISH Network Corp., Class A	3,760	123,817
Time Warner, Inc.	29,984	1,131,896
Viacom, Inc., Class B	11,395	540,807
Walt Disney Co. (The)	1,967	86,115

		3,551,455

METALS AND MINING — 2.1%
Coeur d'Alene Mines Corp.(2)	48,152	1,143,129
Freeport-McMoRan Copper & Gold, Inc.	22,097	840,570
Nevsun Resources Ltd.	101,598	373,881
Pan American Silver Corp.	15,403	339,790
Teck Resources Ltd.	31,931	1,138,659

		3,836,029

MULTI-UTILITIES — 1.5%
Ameren Corp.	38,437	1,252,278
Consolidated Edison, Inc.	24,034	1,404,066

		2,656,344

MULTILINE RETAIL — 1.8%
Dillard's, Inc., Class A	22,859	1,440,574
Macy's, Inc.	25,810	1,025,431
Saks, Inc.(2)	65,978	766,005

		3,232,010

OIL, GAS AND CONSUMABLE FUELS — 12.8%
Anadarko Petroleum Corp.	3,153	247,006
Apache Corp.	10,319	1,036,440

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Chevron Corp.	38,406	$4,118,660
Cloud Peak Energy, Inc.(2)	56,983	907,739
ConocoPhillips	33,227	2,525,584
CVR Energy, Inc.(2)	14,722	393,814
Energy XXI Bermuda Ltd.(2)	32,258	1,164,836
Exxon Mobil Corp.	75,773	6,571,792
Marathon Oil Corp.	42,006	1,331,590
Marathon Petroleum Corp.	14,328	621,262
Occidental Petroleum Corp.	518	49,329
Suncor Energy, Inc.	26,416	863,803
Tesoro Corp.(2)	44,470	1,193,575
Valero Energy Corp.	22,024	567,559
W&T Offshore, Inc.	9,722	204,940
Western Refining, Inc.	63,640	1,197,705

		22,995,634

PAPER AND FOREST PRODUCTS — 1.1%
Domtar Corp.	13,021	1,241,943
International Paper Co.	22,632	794,383

		2,036,326

PERSONAL PRODUCTS — 0.5%
Nu Skin Enterprises, Inc., Class A	14,346	830,777

PHARMACEUTICALS — 7.4%
Abbott Laboratories	42,927	2,630,996
Bristol-Myers Squibb Co.	22,415	756,506
Eli Lilly & Co.	42,121	1,696,213
Johnson & Johnson	23,048	1,520,246
Merck & Co., Inc.	69,227	2,658,317
Pfizer, Inc.	155,015	3,512,640
ViroPharma, Inc.(2)	13,651	410,485

		13,185,403

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Brandywine Realty Trust	41,371	474,939
First Industrial Realty Trust, Inc.(2)	67,546	834,193
LaSalle Hotel Properties	23,364	657,463
Simon Property Group, Inc.	8,317	1,211,621
Taubman Centers, Inc.	16,775	1,223,736

		4,401,952

ROAD AND RAIL — 0.9%
Con-way, Inc.	6,370	207,726
Dollar Thrifty Automotive Group, Inc.(2)	6,656	538,537
Old Dominion Freight Line, Inc.(2)	2,541	121,129
Union Pacific Corp.	6,886	740,107

		1,607,499

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
Applied Materials, Inc.	103,251	1,284,442

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

GT Advanced Technologies, Inc.(2)	49,889	$412,582
Intel Corp.	108,838	3,059,436
KLA-Tencor Corp.	19,879	1,081,815
Lam Research Corp.(2)	6,497	289,896
LSI Corp.(2)	104,901	910,541
NVIDIA Corp.(2)	5,453	83,922

		7,122,634

SOFTWARE — 5.6%
Activision Blizzard, Inc.	83,307	1,067,996
Cadence Design Systems, Inc.(2)	109,002	1,290,584
JDA Software Group, Inc.(2)	30,200	829,896
Mentor Graphics Corp.(2)	78,811	1,171,131
Microsoft Corp.	61,409	1,980,440
Oracle Corp.	77,902	2,271,622
Symantec Corp.(2)	79,598	1,488,483

		10,100,152

SPECIALTY RETAIL — 4.0%
Best Buy Co., Inc.	47,467	1,124,018
Foot Locker, Inc.	39,216	1,217,657
GameStop Corp., Class A	45,534	994,463
Home Depot, Inc. (The)	45,790	2,303,695
PetSmart, Inc.	21,731	1,243,448
Select Comfort Corp.(2)	11,101	359,561

		7,242,842

TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
Crocs, Inc.(2)	4,249	88,889
Iconix Brand Group, Inc.(2)	24,218	420,909
Jones Group, Inc. (The)	100,721	1,265,056
Liz Claiborne, Inc.(2)	6,987	93,346

		1,868,200

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Beacon Roofing Supply, Inc.(2)	18,796	484,185

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
United States Cellular Corp.(2)	18,948	775,542

TOTAL COMMON STOCKS (Cost $207,619,029)		230,547,568

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $909,105), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $890,399)		890,398
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $566,910), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $556,500)		556,499

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $682,490), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $667,801)		$667,799
SSgA U.S. Government Money Market Fund	381,030	381,030

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,495,726)		2,495,726

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.9% (Cost $210,114,755)		233,043,294

COMMON STOCKS SOLD SHORT — (29.4)%

AEROSPACE AND DEFENSE — (0.4)%
AAR Corp.	(36,941)	(674,173)

AIR FREIGHT AND LOGISTICS — (0.6)%
Atlas Air Worldwide Holdings, Inc.	(22,446)	(1,104,568)

BIOTECHNOLOGY — (1.7)%
Ariad Pharmaceuticals, Inc.	(29,750)	(474,513)
Dendreon Corp.	(26,989)	(287,568)
Human Genome Sciences, Inc.	(52,347)	(431,339)
Idenix Pharmaceuticals, Inc.	(32,800)	(321,112)
Incyte Corp. Ltd.	(16,109)	(310,904)
Ironwood Pharmaceuticals, Inc.	(30,885)	(411,079)
Savient Pharmaceuticals, Inc.	(163,278)	(355,946)
Theravance, Inc.	(21,725)	(423,637)

		(3,016,098)

CAPITAL MARKETS — (1.6)%
Apollo Investment Corp.	(167,717)	(1,202,531)
Ares Capital Corp.	(44,101)	(721,051)
Prospect Capital Corp.	(94,064)	(1,032,823)

		(2,956,405)

COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Interface, Inc. Class A	(28,861)	(402,611)

COMMUNICATIONS EQUIPMENT — (1.3)%
InterDigital, Inc.	(31,410)	(1,094,953)
Loral Space & Communications, Inc.	(1,699)	(135,240)
Viasat, Inc.	(23,020)	(1,109,794)

		(2,339,987)

COMPUTERS AND PERIPHERALS — (0.3)%
Fusion-io, Inc.	(20,920)	(594,337)

CONSTRUCTION AND ENGINEERING — (0.3)%
MasTec, Inc.	(30,339)	(548,832)

CONTAINERS AND PACKAGING — (0.1)%
Rock-Tenn Co., Class A	(2,394)	(161,739)

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

ELECTRICAL EQUIPMENT — (0.7)%
GrafTech International Ltd.	(99,413)	$(1,186,991)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.9)%
Benchmark Electronics, Inc.	(35,768)	(589,815)
Scansource, Inc.	(26,232)	(978,978)

		(1,568,793)

ENERGY EQUIPMENT AND SERVICES — (1.2)%
Lufkin Industries, Inc.	(2,205)	(177,833)
McDermott International, Inc.	(92,287)	(1,182,197)
Noble Corp.	(20,920)	(783,872)

		(2,143,902)

FOOD PRODUCTS — (1.1)%
Pilgrim's Pride Corp.	(117,484)	(876,431)
Sanderson Farms, Inc.	(22,073)	(1,170,531)

		(2,046,962)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
DexCom, Inc.	(54,759)	(571,136)
Neogen Corp.	(27,554)	(1,076,535)

		(1,647,671)

HEALTH CARE PROVIDERS AND SERVICES — (1.1)%
Catalyst Health Solutions, Inc.	(18,999)	(1,210,806)
Kindred Healthcare, Inc.	(94,736)	(818,519)

		(2,029,325)

HOUSEHOLD DURABLES — (0.9)%
NVR, Inc.	(487)	(353,723)
Ryland Group, Inc.	(68,388)	(1,318,520)

		(1,672,243)

INSURANCE — (2.4)%
American International Group, Inc.	(38,584)	(1,189,545)
Enstar Group Ltd.	(4,973)	(492,277)
Fairfax Financial Holdings Ltd.	(1,343)	(540,677)
Old Republic International Corp.	(119,273)	(1,258,330)
OneBeacon Insurance Group Ltd. Class A	(17,469)	(269,197)
Primerica, Inc.	(20,608)	(519,528)

		(4,269,554)

INTERNET SOFTWARE AND SERVICES — (0.9)%
Equinix, Inc.	(9,966)	(1,569,147)

MACHINERY — (0.8)%
Chart Industries, Inc.	(3,059)	(224,317)
Westport Innovations, Inc.	(28,072)	(1,148,706)

		(1,373,023)

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

MEDIA — (0.8)%
Imax Corp.	(51,594)	$(1,260,957)
Lions Gate Entertainment Corp.	(8,106)	(112,836)

		(1,373,793)

METALS AND MINING — (1.7)%
AK Steel Holding Corp.	(135,328)	(1,023,080)
Molycorp, Inc.	(11,868)	(401,494)
North American Palladium Ltd.	(129,314)	(338,803)
Rubicon Minerals Corp.	(99,504)	(324,383)
Thompson Creek Metals Co., Inc.	(151,096)	(1,021,409)

		(3,109,169)

OIL, GAS AND CONSUMABLE FUELS — (2.1)%
Alpha Natural Resources, Inc.	(41,400)	(629,694)
Clean Energy Fuels Corp.	(11,570)	(246,210)
Kodiak Oil & Gas Corp.	(119,727)	(1,192,481)
Northern Oil and Gas, Inc.	(37,192)	(771,362)
World Fuel Services Corp.	(24,472)	(1,003,352)

		(3,843,099)

PAPER AND FOREST PRODUCTS — (0.1)%
Louisiana-Pacific Corp.	(15,240)	(142,494)

PHARMACEUTICALS — (0.8)%
Akorn, Inc.	(23,242)	(271,932)
Impax Laboratories, Inc.	(37,016)	(909,853)
VIVUS, Inc.	(14,540)	(325,114)

		(1,506,899)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.5)%
First Solar, Inc.	(41,581)	(1,041,604)
International Rectifier Corp.	(25,187)	(581,064)
MEMC Electronic Materials, Inc.	(273,027)	(985,628)

		(2,608,296)

SOFTWARE — (0.9)%
Concur Technologies, Inc.	(19,194)	(1,101,351)
Take-Two Interactive Software, Inc.	(33,093)	(509,136)

		(1,610,487)

SPECIALTY RETAIL — (1.6)%
CarMax, Inc.	(30,306)	(1,050,103)
OfficeMax, Inc.	(123,639)	(707,215)
Tiffany & Co.	(14,753)	(1,019,875)

		(2,777,193)

TEXTILES, APPAREL AND LUXURY GOODS — (0.9)%
Gildan Activewear, Inc.	(42,151)	(1,161,260)
Skechers U.S.A., Inc., Class A	(16,364)	(208,150)

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Under Armour, Inc., Class A	(3,008)	$(282,752)

		(1,652,162)

TRADING COMPANIES AND DISTRIBUTORS — (1.6)%
Air Lease Corp.	(18,191)	(437,857)
TAL International Group, Inc.	(29,784)	(1,093,371)
Textainer Group Holdings Ltd.	(36,767)	(1,246,401)

		(2,777,629)

TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $49,855,052)		(52,707,582)

OTHER ASSETS AND LIABILITIES — (0.5)%		(980,345)

TOTAL NET ASSETS — 100.0%		$179,355,367

Notes to Schedule of Investments

(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $52,707,582.
(2)	Non-income producing.

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$214,915,581	—	—
Foreign Common Stocks	15,631,987	—	—
Temporary Cash Investments	381,030	$2,114,696	—

Total Value of Investment Securities	$230,928,598	$2,114,696	—

Securities Sold Short
Domestic Common Stocks	$(45,635,238)	—	—
Foreign Common Stocks	(7,072,344)	—	—

Total Value of Securities Sold Short	$(52,707,582)	—	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$210,223,823
Gross tax appreciation of investments	$25,172,726
Gross tax depreciation of investments	(2,353,255)
Net tax appreciation (depreciation) of investments	$22,819,471
Net tax appreciation (depreciation) on securities sold short	$(2,881,293)
Net tax appreciation (depreciation)	$19,938,178

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

March 31, 2012

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 1.8%
Northrop Grumman Corp.	59,519	$3,635,420
United Technologies Corp.	71,703	5,947,047

		9,582,467

AIR FREIGHT AND LOGISTICS — 1.3%
FedEx Corp.	4,416	406,095
United Parcel Service, Inc., Class B	81,780	6,601,282

		7,007,377

AUTOMOBILES — 0.6%
Ford Motor Co.	244,196	3,050,008

BEVERAGES — 2.5%
Coca-Cola Co. (The)	47,210	3,494,012
Coca-Cola Enterprises, Inc.	95,848	2,741,253
Constellation Brands, Inc., Class A(1)	146,456	3,454,897
Dr Pepper Snapple Group, Inc.	62,692	2,520,845
PepsiCo, Inc.	18,562	1,231,589

		13,442,596

BIOTECHNOLOGY — 2.1%
Amgen, Inc.	83,290	5,662,887
Biogen Idec, Inc.(1)	19,087	2,404,390
United Therapeutics Corp.(1)	69,086	3,256,023

		11,323,300

CHEMICALS — 2.8%
CF Industries Holdings, Inc.	24,266	4,432,185
LyondellBasell Industries NV, Class A	61,137	2,668,630
Monsanto Co.	64,448	5,140,372
PPG Industries, Inc.	26,762	2,563,800

		14,804,987

COMMERCIAL BANKS — 3.2%
Bank of Montreal	49,654	2,950,441
U.S. Bancorp	194,278	6,154,727
Wells Fargo & Co.	227,867	7,779,379

		16,884,547

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	94,032	1,988,777
Motorola Solutions, Inc.	74,952	3,809,810
QUALCOMM, Inc.	17,974	1,222,591

		7,021,178

COMPUTERS AND PERIPHERALS — 5.9%
Apple, Inc.(1)	31,881	19,111,703
Dell, Inc.(1)	253,367	4,205,892
Seagate Technology plc	145,764	3,928,340

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Western Digital Corp.(1)	99,727	$4,127,701

		31,373,636

CONSTRUCTION AND ENGINEERING — 1.0%
Chicago Bridge & Iron Co. NV New York Shares	75,747	3,271,513
KBR, Inc.	6,676	237,332
URS Corp.	39,591	1,683,409

		5,192,254

CONSUMER FINANCE — 1.6%
American Express Co.	103,744	6,002,628
Cash America International, Inc.	47,047	2,254,963

		8,257,591

DIVERSIFIED CONSUMER SERVICES — 1.2%
Coinstar, Inc.(1)	51,988	3,303,838
ITT Educational Services, Inc.(1)	44,360	2,933,970

		6,237,808

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp.	560,145	5,360,588
Citigroup, Inc.	10,394	379,901
JPMorgan Chase & Co.	237,739	10,931,239

		16,671,728

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	134,705	4,206,837
Verizon Communications, Inc.	206,682	7,901,453

		12,108,290

ELECTRIC UTILITIES — 0.6%
American Electric Power Co., Inc.	67,354	2,598,517
Portland General Electric Co.	15,439	385,666

		2,984,183

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Jabil Circuit, Inc.	50,625	1,271,700
Tech Data Corp.(1)	38,045	2,064,322

		3,336,022

ENERGY EQUIPMENT AND SERVICES — 1.1%
Helix Energy Solutions Group, Inc.(1)	186,876	3,326,393
National Oilwell Varco, Inc.	18,455	1,466,619
Schlumberger Ltd.	11,368	794,964

		5,587,976

FOOD AND STAPLES RETAILING — 0.3%
SUPERVALU, Inc.	32,568	185,963

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Wal-Mart Stores, Inc.	18,891	$1,156,129

		1,342,092

FOOD PRODUCTS — 3.3%
Archer-Daniels-Midland Co.	133,506	4,226,800
Bunge Ltd.	50,518	3,457,452
Campbell Soup Co.	102,117	3,456,660
ConAgra Foods, Inc.	150,536	3,953,075
Tyson Foods, Inc., Class A	126,139	2,415,562

		17,509,549

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Covidien plc	22,800	1,246,704
Medtronic, Inc.	87,715	3,437,551
St. Jude Medical, Inc.	16,946	750,877

		5,435,132

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	45,451	4,203,309
McKesson Corp.	36,704	3,221,510
UnitedHealth Group, Inc.	104,413	6,154,102

		13,578,921

HOTELS, RESTAURANTS AND LEISURE — 1.6%
Brinker International, Inc.	51,942	1,431,002
International Game Technology	24,633	413,588
McDonald's Corp.	12,276	1,204,275
Yum! Brands, Inc.	71,976	5,123,252

		8,172,117

HOUSEHOLD DURABLES — 0.7%
Garmin Ltd.	33,016	1,550,101
Tempur-Pedic International, Inc.(1)	27,638	2,333,476

		3,883,577

HOUSEHOLD PRODUCTS — 0.8%
Procter & Gamble Co. (The)	65,530	4,404,271

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	8,455	754,271
General Electric Co.	224,203	4,499,754
Tyco International Ltd.	4,872	273,709

		5,527,734

INSURANCE — 4.7%
ACE Ltd.	56,531	4,138,069
Allied World Assurance Co. Holdings AG	51,245	3,518,994
American Financial Group, Inc.	40,395	1,558,439
Assurant, Inc.	67,810	2,746,305
Berkshire Hathaway, Inc., Class B(1)	27,721	2,249,559
Loews Corp.	42,338	1,688,016
Principal Financial Group, Inc.	127,952	3,775,864

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Prudential Financial, Inc.	83,045	$5,264,223

		24,939,469

INTERNET AND CATALOG RETAIL — 0.2%
priceline.com, Inc.(1)	1,443	1,035,352

INTERNET SOFTWARE AND SERVICES — 1.5%
Ancestry.com, Inc.(1)	11,729	266,718
eBay, Inc.(1)	43,098	1,589,885
Google, Inc., Class A(1)	9,096	5,832,719
IAC/InterActiveCorp	5,733	281,433

		7,970,755

IT SERVICES — 5.4%
Accenture plc, Class A	77,238	4,981,851
Alliance Data Systems Corp.(1)	20,170	2,540,613
CACI International, Inc., Class A(1)	3,963	246,855
Computer Sciences Corp.	35,249	1,055,355
International Business Machines Corp.	66,647	13,905,897
Visa, Inc., Class A	50,730	5,986,140

		28,716,711

LEISURE EQUIPMENT AND PRODUCTS†
Polaris Industries, Inc.	2,005	144,661

MACHINERY — 2.0%
Actuant Corp., Class A	14,342	415,775
AGCO Corp.(1)	30,980	1,462,566
Cummins, Inc.	34,006	4,082,080
Parker-Hannifin Corp.	11,989	1,013,670
Sauer-Danfoss, Inc.	71,478	3,359,466

		10,333,557

MEDIA — 2.8%
CBS Corp., Class B	147,255	4,993,417
DISH Network Corp., Class A	121,446	3,999,217
Time Warner, Inc.	131,295	4,956,386
Viacom, Inc., Class B	11,525	546,977
Walt Disney Co. (The)	8,157	357,113

		14,853,110

METALS AND MINING — 1.4%
Coeur d'Alene Mines Corp.(1)	136,075	3,230,420
Freeport-McMoRan Copper & Gold, Inc.	62,303	2,370,006
Teck Resources Ltd.	48,310	1,722,735

		7,323,161

MULTI-UTILITIES — 2.2%
Ameren Corp.	109,504	3,567,641
Consolidated Edison, Inc.	73,160	4,274,007
Public Service Enterprise Group, Inc.	125,605	3,844,769

		11,686,417

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

MULTILINE RETAIL — 1.7%
Dillard's, Inc., Class A	67,762	$4,270,361
Macy's, Inc.	115,614	4,593,344

		8,863,705

OIL, GAS AND CONSUMABLE FUELS — 11.0%
Apache Corp.	40,320	4,049,741
Chevron Corp.	113,086	12,127,343
ConocoPhillips	100,091	7,607,917
Energy XXI Bermuda Ltd.(1)	71,507	2,582,118
Exxon Mobil Corp.	203,838	17,678,870
Marathon Oil Corp.	123,769	3,923,477
Marathon Petroleum Corp.	90,931	3,942,768
Suncor Energy, Inc.	29,467	963,571
Tesoro Corp.(1)	49,700	1,333,948
Valero Energy Corp.	80,263	2,068,377
W&T Offshore, Inc.	77,050	1,624,214

		57,902,344

PAPER AND FOREST PRODUCTS — 0.6%
Domtar Corp.	34,900	3,328,762

PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	13,717	849,631
Nu Skin Enterprises, Inc., Class A	24,895	1,441,669

		2,291,300

PHARMACEUTICALS — 7.2%
Abbott Laboratories	127,560	7,818,152
Bristol-Myers Squibb Co.	43,132	1,455,705
Eli Lilly & Co.	127,446	5,132,251
Johnson & Johnson	146,658	9,673,562
Merck & Co., Inc.	87,998	3,379,123
Pfizer, Inc.	465,500	10,548,230

		38,007,023

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Simon Property Group, Inc.	32,707	4,764,756

ROAD AND RAIL — 0.9%
Union Pacific Corp.	45,269	4,865,512

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	136,238	1,694,801
Intel Corp.	324,531	9,122,566
KLA-Tencor Corp.	73,747	4,013,312

		14,830,679

SOFTWARE — 4.6%
Activision Blizzard, Inc.	249,450	3,197,949
CA, Inc.	22,554	621,588
Cadence Design Systems, Inc.(1)	159,689	1,890,718

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Intuit, Inc.	6,309	$379,360
Microsoft Corp.	248,634	8,018,447
Oracle Corp.	220,715	6,436,049
Symantec Corp.(1)	212,698	3,977,453

		24,521,564

SPECIALTY RETAIL — 3.3%
Best Buy Co., Inc.	134,351	3,181,432
Foot Locker, Inc.	98,166	3,048,054
GameStop Corp., Class A	39,059	853,049
Home Depot, Inc. (The)	139,976	7,042,192
PetSmart, Inc.	59,618	3,411,342

		17,536,069

TOTAL COMMON STOCKS (Cost $415,993,964)		518,634,248

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $3,851,213), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $3,771,970)		3,771,967
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $2,401,583), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $2,357,486)		2,357,480
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $2,891,213), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $2,828,982)		2,828,975
SSgA U.S. Government Money Market Fund	1,602,325	1,602,325

TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,560,747)		10,560,747

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $426,554,711)		529,194,995

OTHER ASSETS AND LIABILITIES — (0.1)%		(592,110)

TOTAL NET ASSETS — 100.0%		$528,602,885

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$481,508,710	—	—
Foreign Common Stocks	37,125,538	—	—
Temporary Cash Investments	1,602,325	$8,958,422	—

Total Value of Investment Securities	$520,236,573	$8,958,422	—

NT Equity Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$433,633,608
Gross tax appreciation of investments	$97,830,765
Gross tax depreciation of investments	(2,269,378)
Net tax appreciation (depreciation) of investments	$95,561,387

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

March 31, 2012

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 1.5%
Aerovironment, Inc.(1)	20,070	$538,077
American Science & Engineering, Inc.	870	58,333
Ceradyne, Inc.	2,622	85,372
Cubic Corp.	13,662	645,939
Curtiss-Wright Corp.	1,753	64,879
Moog, Inc., Class A(1)	23,368	1,002,254
Teledyne Technologies, Inc.(1)	2,755	173,703

		2,568,557

AIR FREIGHT AND LOGISTICS — 0.8%
Forward Air Corp.	22,475	824,158
Park-Ohio Holdings Corp.(1)	23,212	465,401

		1,289,559

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	12,390	443,810

AUTO COMPONENTS — 0.5%
Spartan Motors, Inc.	73,970	391,302
Standard Motor Products, Inc.	25,699	455,900

		847,202

BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	5,348	335,534
National Beverage Corp.(1)	7,029	112,745

		448,279

BIOTECHNOLOGY — 1.8%
Cubist Pharmaceuticals, Inc.(1)	18,199	787,107
Genomic Health, Inc.(1)	457	13,989
Momenta Pharmaceuticals, Inc.(1)	12,828	196,525
PDL BioPharma, Inc.	66,799	424,173
Pharmacyclics, Inc.(1)	15,516	430,724
Progenics Pharmaceuticals, Inc.(1)	40,203	398,010
Spectrum Pharmaceuticals, Inc.(1)	30,657	387,198
United Therapeutics Corp.(1)	9,139	430,721

		3,068,447

BUILDING PRODUCTS — 0.3%
Gibraltar Industries, Inc.(1)	35,033	530,750

CAPITAL MARKETS — 1.6%
Artio Global Investors, Inc.	5,285	25,210
Calamos Asset Management, Inc., Class A	38,294	502,034
Diamond Hill Investment Group, Inc.	4,031	296,883
FXCM, Inc., Class A	18,533	240,744
Greenhill & Co., Inc.	8,823	385,036
INTL FCStone, Inc.(1)	14,460	305,106
Investment Technology Group, Inc.(1)	26,818	320,743
Kohlberg Capital Corp.	8,963	61,934

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Pzena Investment Management, Inc., Class A	29,476	$172,435
Virtus Investment Partners, Inc.(1)	3,855	330,682
Waddell & Reed Financial, Inc.	337	10,922

		2,651,729

CHEMICALS — 1.6%
Flotek Industries, Inc.(1)	36,076	433,634
Georgia Gulf Corp.(1)	11,279	393,412
H.B. Fuller Co.	27,281	895,635
Minerals Technologies, Inc.	3,713	242,867
Rockwood Holdings, Inc.(1)	4,288	223,619
Sensient Technologies Corp.	10,894	413,972

		2,603,139

COMMERCIAL BANKS — 4.4%
Bank of the Ozarks, Inc.	8,540	266,960
CapitalSource, Inc.	63,155	416,823
Central Pacific Financial Corp.(1)	26,735	346,218
City Holding Co.	7,885	273,767
City National Corp.	5,689	298,502
Columbia Banking System, Inc.	31,312	713,287
Community Bank System, Inc.	22,725	654,026
CVB Financial Corp.	30,146	353,914
Enterprise Financial Services Corp.	11,204	131,535
F.N.B. Corp.	6,559	79,233
First Financial Bancorp	42,110	728,503
First Financial Bankshares, Inc.	2,494	87,814
Old National Bancorp	29,281	384,752
PacWest Bancorp	29,539	717,798
Pinnacle Financial Partners, Inc.(1)	10,909	200,180
Signature Bank(1)	2,102	132,510
Sterling Financial Corp.(1)	5,084	106,154
Tompkins Financial Corp.	7,129	285,588
Trustmark Corp.	11,663	291,342
UMB Financial Corp.	16,727	748,282
Westamerica Bancorp.	5,167	248,016

		7,465,204

COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Deluxe Corp.	15,884	372,003
Herman Miller, Inc.	16,344	375,258
HNI Corp.	1,618	44,900
Intersections, Inc.	12,457	159,200
Standard Parking Corp.(1)	4,655	95,428
Tetra Tech, Inc.(1)	36,397	959,425
TRC Cos., Inc.(1)	17,228	105,263
US Ecology, Inc.	4,706	102,308

		2,213,785

COMMUNICATIONS EQUIPMENT — 1.0%
Arris Group, Inc.(1)	12,507	141,329
Brocade Communications Systems, Inc.(1)	66,251	380,943

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Comtech Telecommunications Corp.	20,797	$677,566
Plantronics, Inc.	11,188	450,429
Symmetricom, Inc.(1)	5,605	32,341

		1,682,608

COMPUTERS AND PERIPHERALS — 1.3%
Cray, Inc.(1)	45,136	330,396
QLogic Corp.(1)	26,448	469,716
Rimage Corp.	1,792	17,938
Synaptics, Inc.(1)	25,354	925,675
Xyratex Ltd.	26,562	422,601

		2,166,326

CONSTRUCTION AND ENGINEERING — 1.7%
EMCOR Group, Inc.	36,389	1,008,703
Foster Wheeler AG(1)	7,605	173,090
Granite Construction, Inc.	14,754	424,030
Michael Baker Corp.(1)	11,479	273,774
Primoris Services Corp.	32,873	527,940
URS Corp.	11,078	471,037

		2,878,574

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc.(1)	49,715	207,809
United States Lime & Minerals, Inc.(1)	359	21,500

		229,309

CONSUMER FINANCE — 1.2%
Advance America Cash Advance Centers, Inc.	47,837	501,810
Cash America International, Inc.	17,843	855,215
World Acceptance Corp.(1)	10,081	617,461

		1,974,486

CONTAINERS AND PACKAGING — 0.6%
Boise, Inc.	52,386	430,089
Myers Industries, Inc.	40,975	604,381

		1,034,470

DIVERSIFIED CONSUMER SERVICES — 1.6%
American Public Education, Inc.(1)	14,672	557,536
Bridgepoint Education, Inc.(1)	18,847	466,463
Coinstar, Inc.(1)	18,943	1,203,828
ITT Educational Services, Inc.(1)	5,764	381,231
Steiner Leisure, Ltd.(1)	2,546	124,321

		2,733,379

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Interactive Brokers Group, Inc., Class A	43,202	734,434
MarketAxess Holdings, Inc.	11,632	433,757

		1,168,191

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Premiere Global Services, Inc.(1)	43,620	$394,325
Vonage Holdings Corp.(1)	168,228	371,784

		766,109

ELECTRIC UTILITIES — 1.1%
Empire District Electric Co. (The)	16,609	337,993
Hawaiian Electric Industries, Inc.	15,645	396,601
MGE Energy, Inc.	9,496	421,527
Portland General Electric Co.	17,060	426,159
UniSource Energy Corp.	7,761	283,820

		1,866,100

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	6,639	417,129
Belden, Inc.	27,519	1,043,245
Generac Holdings, Inc.(1)	14,051	344,952
Ultralife Corp.(1)	24,212	125,418

		1,930,744

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.2%
Agilysys, Inc.(1)	4,359	39,187
Coherent, Inc.(1)	451	26,307
Electro Scientific Industries, Inc.	20,603	309,251
FEI Co.(1)	23,528	1,155,460
Insight Enterprises, Inc.(1)	11,795	258,664
Itron, Inc.(1)	10,284	466,997
KEMET Corp.(1)	52,889	495,041
Littelfuse, Inc.	11,374	713,150
LoJack Corp.(1)	63,964	253,937
MTS Systems Corp.	8,011	425,304
Newport Corp.(1)	37,629	666,786
Plexus Corp.(1)	11,804	413,022
Pulse Electronics Corp.	41,193	103,394
Radisys Corp.(1)	7,709	57,047
SYNNEX Corp.(1)	19,640	749,070
Tech Data Corp.(1)	7,619	413,407
Vishay Intertechnology, Inc.(1)	29,138	354,318
Zygo Corp.(1)	4,155	81,313

		6,981,655

ENERGY EQUIPMENT AND SERVICES — 1.6%
C&J Energy Services, Inc.(1)	22,005	391,469
Gulf Island Fabrication, Inc.	8,221	240,629
Helix Energy Solutions Group, Inc.(1)	27,044	481,383
ION Geophysical Corp.(1)	58,336	376,267
Mitcham Industries, Inc.(1)	17,100	384,066
Parker Drilling Co.(1)	60,499	361,179
TGC Industries, Inc.(1)	13,305	131,986

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Willbros Group, Inc.(1)	103,827	$336,399

		2,703,378

FOOD AND STAPLES RETAILING — 0.8%
Andersons, Inc. (The)	15,302	745,054
Spartan Stores, Inc.	29,430	533,272
SUPERVALU, Inc.	10,000	57,100

		1,335,426

FOOD PRODUCTS — 2.3%
B&G Foods, Inc.	29,924	673,589
Cal-Maine Foods, Inc.	15,752	602,671
Darling International, Inc.(1)	33,964	591,653
Dean Foods Co.(1)	39,754	481,421
Farmer Bros. Co.(1)	9,551	104,010
Fresh Del Monte Produce, Inc.	15,932	363,887
J&J Snack Foods Corp.	10,154	532,679
Omega Protein Corp.(1)	50,506	384,351
Smart Balance, Inc.(1)	23,116	152,797

		3,887,058

GAS UTILITIES — 1.5%
Chesapeake Utilities Corp.	2,518	103,540
Laclede Group, Inc. (The)	16,151	630,212
New Jersey Resources Corp.	19,628	874,820
Northwest Natural Gas Co.	11,685	530,499
Southwest Gas Corp.	7,715	329,739

		2,468,810

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Align Technology, Inc.(1)	35,242	970,917
Arthrocare Corp.(1)	11,223	301,338
CONMED Corp.	16,108	481,146
Cooper Cos., Inc. (The)	4,616	377,173
CryoLife, Inc.(1)	11,943	62,940
Cynosure, Inc., Class A(1)	9,139	163,222
DynaVox, Inc., Class A(1)	12,628	38,894
Greatbatch, Inc.(1)	26,660	653,703
Hill-Rom Holdings, Inc.	6,502	217,232
Invacare Corp.	29,386	486,926
Kensey Nash Corp.	19,957	583,942
Orthofix International NV(1)	3,766	141,526
Quidel Corp.(1)	2,017	37,052
RTI Biologics, Inc.(1)	104,188	385,496
Thoratec Corp.(1)	9,376	316,065

		5,217,572

HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Amsurg Corp.(1)	8,075	225,938
Centene Corp.(1)	28,277	1,384,725
Chemed Corp.	9,243	579,351
Magellan Health Services, Inc.(1)	8,163	398,436

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Molina Healthcare, Inc.(1)	23,855	$802,244
PDI, Inc.(1)	6,559	43,749
Providence Service Corp. (The)(1)	28,249	438,142
PSS World Medical, Inc.(1)	24,878	630,408
Team Health Holdings, Inc.(1)	17,123	352,049
Triple-S Management Corp. Class B(1)	18,722	432,478

		5,287,520

HEALTH CARE TECHNOLOGY — 0.3%
HealthStream, Inc.(1)	21,367	495,501
Omnicell, Inc.(1)	4,026	61,235

		556,736

HOTELS, RESTAURANTS AND LEISURE — 2.1%
AFC Enterprises, Inc.(1)	1,845	31,291
Ameristar Casinos, Inc.	9,545	177,823
Cracker Barrel Old Country Store, Inc.	3,307	184,531
Interval Leisure Group, Inc.	5,407	94,082
Monarch Casino & Resort, Inc.(1)	1,302	13,411
Multimedia Games Holding Co., Inc.(1)	46,607	510,813
Papa John's International, Inc.(1)	16,706	629,148
PF Chang's China Bistro, Inc.	15,547	614,417
Red Robin Gourmet Burgers, Inc.(1)	13,580	505,040
Ruth's Hospitality Group, Inc.(1)	29,770	225,954
Shuffle Master, Inc.(1)	16,836	296,314
Town Sports International Holdings, Inc.(1)	13,724	173,334

		3,456,158

HOUSEHOLD DURABLES — 0.9%
Blyth, Inc.	8,525	637,926
CSS Industries, Inc.	5,633	109,618
Ethan Allen Interiors, Inc.	26,762	677,614
iRobot Corp.(1)	658	17,937

		1,443,095

INDUSTRIAL CONGLOMERATES — 0.3%
Standex International Corp.	13,423	552,893

INSURANCE — 3.9%
Allied World Assurance Co. Holdings AG	7,083	486,390
American Financial Group, Inc.	12,502	482,327
American Safety Insurance Holdings Ltd.(1)	18,652	351,590
AMERISAFE, Inc.(1)	19,864	491,435
Amtrust Financial Services, Inc.	15,690	421,747
Aspen Insurance Holdings Ltd.	17,863	499,092
Endurance Specialty Holdings Ltd.	9,394	381,960
FBL Financial Group, Inc., Class A	10,672	359,647
Hanover Insurance Group, Inc. (The)	10,285	422,919
Maiden Holdings Ltd.	42,947	386,523
Meadowbrook Insurance Group, Inc.	64,409	600,936
National Financial Partners Corp.(1)	38,766	586,917
Protective Life Corp.	15,594	461,894
StanCorp Financial Group, Inc.	537	21,985

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

State Auto Financial Corp.	5,423	$79,230
Symetra Financial Corp.	18,869	217,560
Universal Insurance Holdings, Inc.	74,402	289,424

		6,541,576

INTERNET SOFTWARE AND SERVICES — 2.8%
Ancestry.com, Inc.(1)	16,242	369,343
Constant Contact, Inc.(1)	13,765	410,059
Demand Media, Inc.(1)	51,818	375,681
Dice Holdings, Inc.(1)	19,780	184,547
Digital River, Inc.(1)	34,564	646,693
IAC/InterActiveCorp	9,343	458,648
Infospace, Inc.(1)	53,155	680,916
j2 Global, Inc.	12,965	371,836
Travelzoo, Inc.(1)	13,636	313,628
United Online, Inc.	97,629	477,406
VistaPrint NV(1)	12,719	491,589

		4,780,346

IT SERVICES — 1.7%
Acxiom Corp.(1)	31,409	461,084
CACI International, Inc., Class A(1)	15,629	973,530
Cardtronics, Inc.(1)	25,200	661,500
Convergys Corp.(1)	13,956	186,313
CSG Systems International, Inc.(1)	2,606	39,455
Dynamics Research Corp.(1)	12,701	122,438
Unisys Corp.(1)	21,681	427,549

		2,871,869

LEISURE EQUIPMENT AND PRODUCTS — 1.6%
Arctic Cat, Inc.(1)	17,291	740,573
Brunswick Corp.	23,441	603,606
Polaris Industries, Inc.	6,807	491,125
Sturm Ruger & Co., Inc.	17,497	859,103

		2,694,407

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Affymetrix, Inc.(1)	10,975	46,863
Cambrex Corp.(1)	58,991	412,347
Charles River Laboratories International, Inc.(1)	3,281	118,411
PAREXEL International Corp.(1)	23,547	635,063

		1,212,684

MACHINERY — 3.8%
Actuant Corp., Class A	29,292	849,175
Albany International Corp., Class A	25,605	587,635
Ampco-Pittsburgh Corp.	2,918	58,739
Briggs & Stratton Corp.	41,188	738,501
FreightCar America, Inc.	7,678	172,678
Hurco Cos., Inc.(1)	11,750	331,937
Kadant, Inc.(1)	17,095	407,203
L.B. Foster Co., Class A	11,863	338,214

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Miller Industries, Inc.	19,231	$325,389
NACCO Industries, Inc., Class A	4,637	539,608
Sauer-Danfoss, Inc.	8,357	392,779
Toro Co. (The)	7,834	557,076
Trimas Corp.(1)	8,155	182,590
WABCO Holdings, Inc.(1)	7,854	475,010
Wabtec Corp.	5,628	424,182

		6,380,716

MEDIA — 1.3%
Arbitron, Inc.	19,533	722,330
Carmike Cinemas, Inc.(1)	15,444	215,444
Global Sources Ltd.(1)	17,198	105,940
LodgeNet Interactive Corp.(1)	76,661	268,313
Scholastic Corp.	14,081	496,778
Sinclair Broadcast Group, Inc., Class A	32,221	356,364
SuperMedia, Inc.(1)	34,115	81,535

		2,246,704

METALS AND MINING — 1.4%
Aurizon Mines Ltd.(1)	83,074	402,078
Coeur d'Alene Mines Corp.(1)	15,087	358,166
Compass Minerals International, Inc.	5,412	388,257
Endeavour Silver Corp.(1)	39,959	378,811
Handy & Harman Ltd.(1)	2,505	36,172
Nevsun Resources Ltd.	43,169	158,862
Noranda Aluminum Holding Corp.	42,728	425,998
Silvercorp Metals, Inc.	19,057	131,303

		2,279,647

MULTILINE RETAIL — 0.4%
Dillard's, Inc., Class A	7,128	449,206
Dollar Tree, Inc.(1)	1,787	168,854

		618,060

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Callon Petroleum Co.(1)	53,303	335,276
Cloud Peak Energy, Inc.(1)	43,910	699,486
Contango Oil & Gas Co.(1)	10,654	627,627
CVR Energy, Inc.(1)	14,155	378,646
Energy XXI Bermuda Ltd.(1)	12,191	440,217
REX American Resources Corp.(1)	18,012	552,969
Stone Energy Corp.(1)	10,442	298,537
Tesoro Corp.(1)	15,728	422,140
Vaalco Energy, Inc.(1)	61,005	576,497
W&T Offshore, Inc.	13,802	290,946
Western Refining, Inc.	28,522	536,784

		5,159,125

PAPER AND FOREST PRODUCTS — 1.4%
Buckeye Technologies, Inc.	25,095	852,477
Domtar Corp.	4,717	449,908

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Neenah Paper, Inc.	21,423	$637,120
P.H. Glatfelter Co.	28,844	455,158

		2,394,663

PERSONAL PRODUCTS — 0.6%
Medifast, Inc.(1)	29,416	513,603
USANA Health Sciences, Inc.(1)	12,011	448,371

		961,974

PHARMACEUTICALS — 2.8%
Acura Pharmaceuticals, Inc.(1)	14,868	51,443
Cornerstone Therapeutics, Inc.(1)	5,239	31,224
Depomed, Inc.(1)	26,974	168,857
Endo Pharmaceuticals Holdings, Inc.(1)	5,934	229,824
Hi-Tech Pharmacal Co., Inc.(1)	13,991	502,697
Medicines Co. (The)(1)	38,271	768,099
Medicis Pharmaceutical Corp., Class A	12,355	464,425
Obagi Medical Products, Inc.(1)	11,725	157,115
Par Pharmaceutical Cos., Inc.(1)	19,500	755,235
Questcor Pharmaceuticals, Inc.(1)	8,291	311,907
Salix Pharmaceuticals Ltd.(1)	3,566	187,215
ViroPharma, Inc.(1)	37,501	1,127,655

		4,755,696

PROFESSIONAL SERVICES — 2.0%
Barrett Business Services, Inc.	4,285	84,971
Corporate Executive Board Co. (The)	10,593	455,605
Exponent, Inc.(1)	9,807	475,836
Huron Consulting Group, Inc.(1)	8,258	310,170
ICF International, Inc.(1)	16,904	428,854
Insperity, Inc.	20,186	618,499
Navigant Consulting, Inc.(1)	37,993	528,483
RPX Corp.(1)	22,909	388,537

		3,290,955

REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.9%
BioMed Realty Trust, Inc.	9,164	173,933
CBL & Associates Properties, Inc.	11,911	225,356
Colonial Properties Trust	31,843	691,948
Coresite Realty Corp.	19,611	462,623
CubeSmart	6,223	74,054
Entertainment Properties Trust	19,308	895,505
Extra Space Storage, Inc.	28,342	815,966
First Industrial Realty Trust, Inc.(1)	37,397	461,853
Home Properties, Inc.	7,386	450,620
Hospitality Properties Trust	2,781	73,613
Kilroy Realty Corp.	3,321	154,792
LaSalle Hotel Properties	24,748	696,409
LTC Properties, Inc.	22,114	707,648
Mack-Cali Realty Corp.	14,658	422,444
Mid-America Apartment Communities, Inc.	14,650	981,989
Mission West Properties, Inc.	44,466	438,435

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

National Retail Properties, Inc.	13,324	$362,280
Post Properties, Inc.	18,911	886,169
PS Business Parks, Inc.	12,897	845,269
Sovran Self Storage, Inc.	11,975	596,714
Tanger Factory Outlet Centers	37,968	1,128,789
Universal Health Realty Income Trust	1,747	69,234

		11,615,643

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
FirstService Corp.(1)	9,739	298,403
Forestar Group, Inc.(1)	5,535	85,184

		383,587

ROAD AND RAIL — 1.9%
AMERCO, Inc.	1,895	199,941
Arkansas Best Corp.	27,858	524,009
Knight Transportation, Inc.	41,870	739,424
Marten Transport Ltd.	3,186	70,315
Old Dominion Freight Line, Inc.(1)	12,583	599,832
Quality Distribution, Inc.(1)	32,293	444,998
RailAmerica, Inc.(1)	13,643	292,779
Swift Transportation Co.(1)	34,717	400,634

		3,271,932

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
ASM International NV New York Shares	6,945	267,174
Cabot Microelectronics Corp.	10,460	406,685
Cypress Semiconductor Corp.(1)	3,358	52,486
Entegris, Inc.(1)	41,679	389,282
Exar Corp.(1)	10,459	87,856
GT Advanced Technologies, Inc.(1)	89,315	738,635
Kulicke & Soffa Industries, Inc.(1)	65,150	809,814
Lattice Semiconductor Corp.(1)	20,621	132,593
LSI Corp.(1)	63,719	553,081
LTX-Credence Corp.(1)	28,920	207,935
Micrel, Inc.	36,129	370,683
MKS Instruments, Inc.	28,766	849,460
Photronics, Inc.(1)	59,555	396,041
PMC - Sierra, Inc.(1)	40,542	293,119
Rudolph Technologies, Inc.(1)	2,277	25,297
Standard Microsystems Corp.(1)	20,091	519,754
Tessera Technologies, Inc.(1)	35,524	612,789

		6,712,684

SOFTWARE — 3.7%
ACI Worldwide, Inc.(1)	13,953	561,887
Aspen Technology, Inc.(1)	19,317	396,578
Blackbaud, Inc.	4,448	147,807
Cadence Design Systems, Inc.(1)	34,538	408,930
CommVault Systems, Inc.(1)	11,425	567,137

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Fair Isaac Corp.	10,371	$455,287
Guidance Software, Inc.(1)	5,096	56,311
JDA Software Group, Inc.(1)	25,364	697,003
Manhattan Associates, Inc.(1)	16,230	771,412
Monotype Imaging Holdings, Inc.(1)	10,134	150,997
NetScout Systems, Inc.(1)	4,087	83,130
QAD, Inc., Class A(1)	4,365	57,181
QAD, Inc., Class B(1)	3,903	51,168
Quest Software, Inc.(1)	19,863	462,212
TeleNav, Inc.(1)	46,552	326,795
TiVo, Inc.(1)	35,342	423,751
Websense, Inc.(1)	29,138	614,520

		6,232,106

SPECIALTY RETAIL — 3.7%
Body Central Corp.(1)	16,493	478,627
Cato Corp. (The), Class A	4,613	127,503
Childrens Place Retail Stores, Inc. (The)(1)	7,830	404,576
Express, Inc.(1)	19,863	496,178
Finish Line, Inc. (The), Class A	32,051	680,122
GameStop Corp., Class A	18,481	403,625
Genesco, Inc.(1)	13,303	953,160
Hibbett Sports, Inc.(1)	15,982	871,818
Men's Wearhouse, Inc. (The)	3,338	129,414
Pier 1 Imports, Inc.(1)	31,425	571,307
Select Comfort Corp.(1)	34,433	1,115,285

		6,231,615

TEXTILES, APPAREL AND LUXURY GOODS — 2.6%
Iconix Brand Group, Inc.(1)	46,708	811,785
Jones Group, Inc. (The)	40,080	503,405
Liz Claiborne, Inc.(1)	47,696	637,219
Movado Group, Inc.	27,864	684,061
Oxford Industries, Inc.	13,504	686,273
Quiksilver, Inc.(1)	132,115	533,745
True Religion Apparel, Inc.(1)	20,063	549,726

		4,406,214

THRIFTS AND MORTGAGE FINANCE — 0.2%
TrustCo Bank Corp. NY	52,106	297,525
Walker & Dunlop, Inc.(1)	3,912	49,291

		346,816

TRADING COMPANIES AND DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	17,927	737,337
Beacon Roofing Supply, Inc.(1)	21,177	545,520
DXP Enterprises, Inc.(1)	11,725	509,920
MFC Industrial Ltd.	42,448	326,425

		2,119,202

WATER UTILITIES — 0.4%
American States Water Co.	16,904	610,911

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES†
USA Mobility, Inc.	5,607	$78,105

TOTAL COMMON STOCKS (Cost $139,056,368)		164,648,295

TEMPORARY CASH INVESTMENTS — 1.8%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $1,117,621), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $1,094,625)		1,094,624
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $696,939), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $684,142)		684,140
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $839,029), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $820,970)		820,968
SSgA U.S. Government Money Market Fund	464,994	464,994

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,064,726)		3,064,726

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $142,121,094)		167,713,021

OTHER ASSETS AND LIABILITIES — 0.1%		103,561

TOTAL NET ASSETS — 100.0%		$167,816,582

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$164,648,295	—	—
Temporary Cash Investments	464,994	$2,599,732	—

Total Value of Investment Securities	$165,113,289	$2,599,732	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$143,400,080
Gross tax appreciation of investments	$28,108,775
Gross tax depreciation of investments	(3,795,834)
Net tax appreciation (depreciation) of investments	$24,312,941

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

March 31, 2012

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.4%

AEROSPACE AND DEFENSE — 1.6%
AeroVironment, Inc.(1)	33,419	$895,963
American Science & Engineering, Inc.	1,382	92,663
Ceradyne, Inc.	4,455	145,055
Cubic Corp.	23,239	1,098,740
Curtiss-Wright Corp.	3,593	132,977
Moog, Inc., Class A(1)	39,261	1,683,904
Teledyne Technologies, Inc.(1)	4,737	298,668

		4,347,970

AIR FREIGHT AND LOGISTICS — 0.8%
Forward Air Corp.	36,623	1,342,966
Park-Ohio Holdings Corp.(1)	39,208	786,120

		2,129,086

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	20,150	721,773

AUTO COMPONENTS — 0.5%
Spartan Motors, Inc.	117,012	618,994
Standard Motor Products, Inc.	42,765	758,651

		1,377,645

BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	8,904	558,637
National Beverage Corp.(1)	10,071	161,539

		720,176

BIOTECHNOLOGY — 1.8%
Cubist Pharmaceuticals, Inc.(1)	29,837	1,290,450
Genomic Health, Inc.(1)	833	25,498
Momenta Pharmaceuticals, Inc.(1)	19,057	291,953
PDL BioPharma, Inc.	107,031	679,647
Pharmacyclics, Inc.(1)	25,718	713,932
Progenics Pharmaceuticals, Inc.(1)	65,749	650,915
Spectrum Pharmaceuticals, Inc.(1)	50,724	640,644
United Therapeutics Corp.(1)	14,904	702,426

		4,995,465

BUILDING PRODUCTS — 0.3%
Gibraltar Industries, Inc.(1)	59,868	907,000

CAPITAL MARKETS — 1.6%
Artio Global Investors, Inc.	8,918	42,539
Calamos Asset Management, Inc., Class A	64,727	848,571
Diamond Hill Investment Group, Inc.	7,071	520,779
FXCM, Inc., Class A	30,359	394,363
Greenhill & Co., Inc.	14,738	643,166
INTL FCStone, Inc.(1)	24,463	516,169
Investment Technology Group, Inc.(1)	37,847	452,650
Kohlberg Capital Corp.	13,095	90,487

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Pzena Investment Management, Inc., Class A	50,023	$292,635
Virtus Investment Partners, Inc.(1)	5,996	514,337
Waddell & Reed Financial, Inc.	381	12,348

		4,328,044

CHEMICALS — 1.6%
Flotek Industries, Inc.(1)	59,321	713,038
Georgia Gulf Corp.(1)	18,935	660,453
H.B. Fuller Co.	44,730	1,468,486
Minerals Technologies, Inc.	6,341	414,765
Rockwood Holdings, Inc.(1)	7,282	379,756
Sensient Technologies Corp.	18,017	684,646

		4,321,144

COMMERCIAL BANKS — 4.5%
Bank of the Ozarks, Inc.	15,005	469,056
CapitalSource, Inc.	104,222	687,865
Central Pacific Financial Corp.(1)	45,902	594,431
City Holding Co.	13,344	463,304
City National Corp.	9,766	512,422
Columbia Banking System, Inc.	52,772	1,202,146
Community Bank System, Inc.	39,911	1,148,639
CVB Financial Corp.	51,600	605,784
Enterprise Financial Services Corp.	20,650	242,431
F.N.B. Corp.	10,236	123,651
First Financial Bancorp	68,995	1,193,613
First Financial Bankshares, Inc.	4,132	145,488
Old National Bancorp.	48,552	637,973
PacWest Bancorp.	48,524	1,179,133
Pinnacle Financial Partners, Inc.(1)	14,382	263,910
Signature Bank(1)	2,436	153,565
Sterling Financial Corp.(1)	6,202	129,498
Tompkins Financial Corp.	11,966	479,358
Trustmark Corp.	20,412	509,892
UMB Financial Corp.	28,665	1,282,329
Westamerica Bancorp.	8,502	408,096

		12,432,584

COMMERCIAL SERVICES AND SUPPLIES — 1.4%
Deluxe Corp.	26,575	622,386
Herman Miller, Inc.	28,161	646,577
HNI Corp.	2,498	69,319
Intersections, Inc.	20,898	267,076
Standard Parking Corp.(1)	9,072	185,976
Tetra Tech, Inc.(1)	60,430	1,592,935
TRC Cos., Inc.(1)	29,162	178,180
US Ecology, Inc.	6,901	150,028

		3,712,477

COMMUNICATIONS EQUIPMENT — 1.0%
Arris Group, Inc.(1)	20,609	232,882
Brocade Communications Systems, Inc.(1)	108,382	623,196

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Comtech Telecommunications Corp.	34,899	$1,137,009
Plantronics, Inc.	18,497	744,689
Symmetricom, Inc.(1)	13,467	77,705

		2,815,481

COMPUTERS AND PERIPHERALS — 1.3%
Cray, Inc.(1)	71,391	522,582
QLogic Corp.(1)	44,261	786,076
Rimage Corp.	2,379	23,814
Synaptics, Inc.(1)	41,922	1,530,572
Xyratex Ltd.	43,275	688,505

		3,551,549

CONSTRUCTION AND ENGINEERING — 1.7%
EMCOR Group, Inc.	60,802	1,685,431
Foster Wheeler AG(1)	12,769	290,622
Granite Construction, Inc.	23,413	672,890
Michael Baker Corp.(1)	19,237	458,803
Primoris Services Corp.	53,963	866,646
URS Corp.	18,295	777,903

		4,752,295

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc.(1)	80,534	336,632
United States Lime & Minerals, Inc.(1)	625	37,431

		374,063

CONSUMER FINANCE — 1.2%
Advance America Cash Advance Centers, Inc.	81,030	850,005
Cash America International, Inc.	29,772	1,426,972
World Acceptance Corp.(1)	17,033	1,043,271

		3,320,248

CONTAINERS AND PACKAGING — 0.6%
Boise, Inc.	88,102	723,317
Myers Industries, Inc.	65,209	961,833

		1,685,150

DIVERSIFIED CONSUMER SERVICES — 1.7%
American Public Education, Inc.(1)	24,877	945,326
Bridgepoint Education, Inc.(1)	31,352	775,962
Coinstar, Inc.(1)	31,013	1,970,876
ITT Educational Services, Inc.(1)	9,465	626,015
Steiner Leisure, Ltd.(1)	4,823	235,507

		4,553,686

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Interactive Brokers Group, Inc., Class A	68,916	1,171,572
MarketAxess Holdings, Inc.	19,780	737,596

		1,909,168

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Premiere Global Services, Inc.(1)	73,709	$666,329
Vonage Holdings Corp.(1)	285,251	630,405

		1,296,734

ELECTRIC UTILITIES — 1.0%
Empire District Electric Co. (The)	28,023	570,268
Hawaiian Electric Industries, Inc.	24,466	620,213
MGE Energy, Inc.	16,357	726,087
Portland General Electric Co.	27,169	678,682
UniSource Energy Corp.	7,123	260,488

		2,855,738

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	10,983	690,062
Belden, Inc.	45,619	1,729,417
Generac Holdings, Inc.(1)	23,580	578,889
Ultralife Corp.(1)	38,546	199,668

		3,198,036

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.2%
Agilysys, Inc.(1)	8,032	72,208
Coherent, Inc.(1)	456	26,598
Electro Scientific Industries, Inc.	34,701	520,862
FEI Co.(1)	39,098	1,920,103
Insight Enterprises, Inc.(1)	19,740	432,898
Itron, Inc.(1)	16,480	748,357
KEMET Corp.(1)	88,330	826,769
Littelfuse, Inc.	19,214	1,204,718
LoJack Corp.(1)	102,992	408,878
MTS Systems Corp.	13,413	712,096
Newport Corp.(1)	61,877	1,096,460
Plexus Corp.(1)	20,021	700,535
Pulse Electronics Corp.	62,777	157,570
Radisys Corp.(1)	9,286	68,716
SYNNEX Corp.(1)	32,419	1,236,461
Tech Data Corp.(1)	12,110	657,089
Vishay Intertechnology, Inc.(1)	47,775	580,944
Zygo Corp.(1)	6,832	133,702

		11,504,964

ENERGY EQUIPMENT AND SERVICES — 1.6%
C&J Energy Services, Inc.(1)	36,834	655,277
Gulf Island Fabrication, Inc.	13,614	398,482
Helix Energy Solutions Group, Inc.(1)	44,330	789,074
ION Geophysical Corp.(1)	96,822	624,502
Mitcham Industries, Inc.(1)	29,394	660,189
Parker Drilling Co.(1)	99,888	596,331
TGC Industries, Inc.(1)	23,175	229,896

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Willbros Group, Inc.(1)	171,162	$554,565

		4,508,316

FOOD AND STAPLES RETAILING — 0.8%
Andersons, Inc. (The)	25,019	1,218,175
Spartan Stores, Inc.	49,956	905,203
SUPERVALU, Inc.	17,295	98,754

		2,222,132

FOOD PRODUCTS — 2.3%
B&G Foods, Inc.	50,398	1,134,459
Cal-Maine Foods, Inc.	25,070	959,178
Darling International, Inc.(1)	57,514	1,001,894
Dean Foods Co.(1)	64,064	775,815
Farmer Bros. Co.(1)	15,541	169,241
Fresh Del Monte Produce, Inc.	27,289	623,281
J&J Snack Foods Corp.	16,876	885,315
Omega Protein Corp.(1)	82,509	627,894
Smart Balance, Inc.(1)	38,657	255,523

		6,432,600

GAS UTILITIES — 1.5%
Chesapeake Utilities Corp.	5,203	213,947
Laclede Group, Inc. (The)	22,298	870,068
New Jersey Resources Corp.	32,497	1,448,391
Northwest Natural Gas Co.	18,395	835,133
Southwest Gas Corp.	14,179	606,011

		3,973,550

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Align Technology, Inc.(1)	59,243	1,632,145
Arthrocare Corp.(1)	17,854	479,380
CONMED Corp.	25,564	763,597
Cooper Cos., Inc. (The)	7,777	635,459
CryoLife, Inc.(1)	20,832	109,785
Cynosure, Inc., Class A(1)	13,520	241,467
DynaVox, Inc., Class A(1)	20,721	63,821
Greatbatch, Inc.(1)	43,453	1,065,467
Hill-Rom Holdings, Inc.	10,879	363,467
Invacare Corp.	49,342	817,597
Kensey Nash Corp.	32,571	953,027
Orthofix International NV(1)	6,195	232,808
Quidel Corp.(1)	3,235	59,427
RTI Biologics, Inc.(1)	174,108	644,200
Thoratec Corp.(1)	15,698	529,179

		8,590,826

HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Amsurg Corp.(1)	13,757	384,921
Centene Corp.(1)	46,600	2,282,002
Chemed Corp.	14,900	933,932
Magellan Health Services, Inc.(1)	12,844	626,916

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Molina Healthcare, Inc.(1)	38,952	$1,309,956
PDI, Inc.(1)	7,134	47,584
Providence Service Corp. (The)(1)	47,405	735,251
PSS World Medical, Inc.(1)	41,255	1,045,402
Team Health Holdings, Inc.(1)	28,934	594,883
Triple-S Management Corp. Class B(1)	30,594	706,721

		8,667,568

HEALTH CARE TECHNOLOGY — 0.3%
HealthStream, Inc.(1)	35,617	825,958
Omnicell, Inc.(1)	7,477	113,725

		939,683

HOTELS, RESTAURANTS AND LEISURE — 2.1%
AFC Enterprises, Inc.(1)	4,414	74,861
Ameristar Casinos, Inc.	12,877	239,899
Cracker Barrel Old Country Store, Inc.	5,450	304,110
Interval Leisure Group, Inc.	9,380	163,212
Monarch Casino & Resort, Inc.(1)	2,156	22,207
Multimedia Games Holding Co., Inc.(1)	77,902	853,806
Papa John's International, Inc.(1)	27,017	1,017,460
PF Chang's China Bistro, Inc.	25,542	1,009,420
Red Robin Gourmet Burgers, Inc.(1)	22,817	848,564
Ruth's Hospitality Group, Inc.(1)	48,846	370,741
Shuffle Master, Inc.(1)	29,009	510,558
Town Sports International Holdings, Inc.(1)	24,485	309,246

		5,724,084

HOUSEHOLD DURABLES — 0.9%
Blyth, Inc.	13,863	1,037,368
CSS Industries, Inc.	9,425	183,410
Ethan Allen Interiors, Inc.	44,852	1,135,653
iRobot Corp.(1)	1,506	41,054

		2,397,485

INDUSTRIAL CONGLOMERATES — 0.3%
Standex International Corp.	22,695	934,807

INSURANCE — 4.0%
Allied World Assurance Co. Holdings AG	11,096	761,962
American Financial Group, Inc.	20,259	781,592
American Safety Insurance Holdings Ltd.(1)	31,336	590,684
AMERISAFE, Inc.(1)	33,685	833,367
Amtrust Financial Services, Inc.	26,494	712,159
Aspen Insurance Holdings Ltd.	30,986	865,749
Endurance Specialty Holdings Ltd.	16,251	660,766
FBL Financial Group, Inc., Class A	19,438	655,060
Hanover Insurance Group, Inc. (The)	16,491	678,110
Maiden Holdings Ltd.	71,635	644,715
Meadowbrook Insurance Group, Inc.	105,506	984,371
National Financial Partners Corp.(1)	63,976	968,597
Protective Life Corp.	25,996	770,001
StanCorp Financial Group, Inc.	716	29,313

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

State Auto Financial Corp.	8,337	$121,803
Symetra Financial Corp.	32,222	371,520
Universal Insurance Holdings, Inc.	125,199	487,024

		10,916,793

INTERNET SOFTWARE AND SERVICES — 2.9%
Ancestry.com, Inc.(1)	26,387	600,040
Constant Contact, Inc.(1)	22,921	682,817
Demand Media, Inc.(1)	87,603	635,122
Dice Holdings, Inc.(1)	33,443	312,023
Digital River, Inc.(1)	57,676	1,079,118
IAC/InterActiveCorp	15,928	781,905
Infospace, Inc.(1)	90,308	1,156,845
j2 Global, Inc.	18,345	526,135
Travelzoo, Inc.(1)	23,216	533,968
United Online, Inc.	167,039	816,821
VistaPrint NV(1)	21,418	827,806

		7,952,600

IT SERVICES — 1.7%
Acxiom Corp.(1)	51,707	759,059
CACI International, Inc., Class A(1)	25,535	1,590,575
Cardtronics, Inc.(1)	40,073	1,051,916
Convergys Corp.(1)	23,868	318,638
CSG Systems International, Inc.(1)	4,418	66,889
Dynamics Research Corp.(1)	21,030	202,729
Unisys Corp.(1)	36,161	713,095

		4,702,901

LEISURE EQUIPMENT AND PRODUCTS — 1.7%
Arctic Cat, Inc.(1)	28,091	1,203,138
Brunswick Corp.	40,151	1,033,888
Polaris Industries, Inc.	11,736	846,752
Sturm Ruger & Co., Inc.	29,638	1,455,226

		4,539,004

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Affymetrix, Inc.(1)	22,167	94,653
Cambrex Corp.(1)	97,892	684,265
Charles River Laboratories International, Inc.(1)	5,384	194,309
PAREXEL International Corp.(1)	38,942	1,050,266

		2,023,493

MACHINERY — 3.9%
Actuant Corp., Class A	48,878	1,416,973
Albany International Corp., Class A	43,238	992,312
Ampco-Pittsburgh Corp.	5,294	106,568
Briggs & Stratton Corp.	69,193	1,240,631
FreightCar America, Inc.	12,718	286,028
Hurco Cos., Inc.(1)	19,937	563,220
Kadant, Inc.(1)	28,641	682,229
L.B. Foster Co., Class A	20,114	573,450

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Miller Industries, Inc.	31,472	$532,506
NACCO Industries, Inc., Class A	7,636	888,601
Sauer-Danfoss, Inc.	13,470	633,090
Toro Co. (The)	13,282	944,483
Trimas Corp.(1)	14,047	314,513
WABCO Holdings, Inc.(1)	13,139	794,647
Wabtec Corp.	9,830	740,887

		10,710,138

MEDIA — 1.3%
Arbitron, Inc.	32,373	1,197,154
Carmike Cinemas, Inc.(1)	23,541	328,397
Global Sources Ltd.(1)	25,851	159,242
LodgeNet Interactive Corp.(1)	128,529	449,852
Scholastic Corp.	22,755	802,796
Sinclair Broadcast Group, Inc., Class A	53,815	595,194
SuperMedia, Inc.(1)	56,624	135,331

		3,667,966

METALS AND MINING — 1.4%
Aurizon Mines Ltd.(1)	132,424	640,932
Coeur d'Alene Mines Corp.(1)	24,528	582,295
Compass Minerals International, Inc.	9,188	659,147
Endeavour Silver Corp.(1)	65,980	625,490
Handy & Harman Ltd.(1)	4,306	62,179
Nevsun Resources Ltd.	71,244	262,178
Noranda Aluminum Holding Corp.	71,363	711,489
Silvercorp Metals, Inc.	34,676	238,918

		3,782,628

MULTILINE RETAIL — 0.3%
Dillard's, Inc., Class A	10,768	678,599
Dollar Tree, Inc.(1)	2,538	239,816

		918,415

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Callon Petroleum Co.(1)	92,249	580,246
Cloud Peak Energy, Inc.(1)	72,715	1,158,350
Contango Oil & Gas Co.(1)	17,583	1,035,815
CVR Energy, Inc.(1)	22,975	614,581
Energy XXI Bermuda Ltd.(1)	20,129	726,858
REX American Resources Corp.(1)	29,837	915,996
Stone Energy Corp.(1)	17,799	508,873
Tesoro Corp.(1)	26,175	702,537
Vaalco Energy, Inc.(1)	101,217	956,501
W&T Offshore, Inc.	21,039	443,502
Western Refining, Inc.	46,853	881,774

		8,525,033

PAPER AND FOREST PRODUCTS — 1.4%
Buckeye Technologies, Inc.	41,342	1,404,388
Domtar Corp.	7,793	743,296

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Neenah Paper, Inc.	35,226	$1,047,621
P.H. Glatfelter Co.	48,053	758,277

		3,953,582

PERSONAL PRODUCTS — 0.6%
Medifast, Inc.(1)	48,584	848,276
USANA Health Sciences, Inc.(1)	19,899	742,830

		1,591,106

PHARMACEUTICALS — 2.9%
Acura Pharmaceuticals, Inc.(1)	24,710	85,497
Cornerstone Therapeutics, Inc.(1)	8,115	48,365
Depomed, Inc.(1)	46,180	289,087
Endo Pharmaceuticals Holdings, Inc.(1)	9,601	371,847
Hi-Tech Pharmacal Co., Inc.(1)	23,528	845,361
Medicines Co. (The)(1)	62,731	1,259,011
Medicis Pharmaceutical Corp., Class A	20,505	770,783
Obagi Medical Products, Inc.(1)	18,036	241,682
Par Pharmaceutical Cos., Inc.(1)	32,722	1,267,323
Questcor Pharmaceuticals, Inc.(1)	13,628	512,685
Salix Pharmaceuticals Ltd.(1)	6,015	315,788
ViroPharma, Inc.(1)	61,518	1,849,846

		7,857,275

PROFESSIONAL SERVICES — 2.0%
Barrett Business Services, Inc.	6,916	137,144
Corporate Executive Board Co. (The)	17,650	759,127
Exponent, Inc.(1)	16,662	808,440
Huron Consulting Group, Inc.(1)	14,111	530,009
ICF International, Inc.(1)	28,083	712,466
Insperity, Inc.	33,556	1,028,156
Navigant Consulting, Inc.(1)	61,652	857,579
RPX Corp.(1)	38,171	647,380

		5,480,301

REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.1%
BioMed Realty Trust, Inc.	10,303	195,551
CBL & Associates Properties, Inc.	19,230	363,832
Colonial Properties Trust	52,745	1,146,149
Coresite Realty Corp.	32,062	756,343
CubeSmart	11,026	131,209
Entertainment Properties Trust	32,190	1,492,972
Extra Space Storage, Inc.	46,847	1,348,725
First Industrial Realty Trust, Inc.(1)	61,263	756,598
Home Properties, Inc.	12,639	771,105
Hospitality Properties Trust	4,759	125,971
Kilroy Realty Corp.	6,680	311,355
LaSalle Hotel Properties	42,063	1,183,653
LTC Properties, Inc.	36,402	1,164,864
Mack-Cali Realty Corp.	24,279	699,721
Mid-America Apartment Communities, Inc.	24,826	1,664,087
Mission West Properties, Inc.	72,447	714,327

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

National Retail Properties, Inc.	22,480	$611,231
Post Properties, Inc.	31,096	1,457,158
PS Business Parks, Inc.	21,829	1,430,673
Sovran Self Storage, Inc.	20,415	1,017,279
Tanger Factory Outlet Centers	64,112	1,906,050
Universal Health Realty Income Trust	3,478	137,833

		19,386,686

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
FirstService Corp.(1)	15,465	473,848
Forestar Group, Inc.(1)	6,581	101,281

		575,129

ROAD AND RAIL — 1.9%
AMERCO, Inc.	2,406	253,857
Arkansas Best Corp.	46,494	874,552
Knight Transportation, Inc.	70,620	1,247,149
Marten Transport Ltd.	4,854	107,128
Old Dominion Freight Line, Inc.(1)	20,998	1,000,975
Quality Distribution, Inc.(1)	54,293	748,157
RailAmerica, Inc.(1)	20,586	441,776
Swift Transportation Co.(1)	57,664	665,443

		5,339,037

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.1%
ASM International NV New York Shares	12,989	499,687
Cabot Microelectronics Corp.	17,472	679,311
Cypress Semiconductor Corp.(1)	3,119	48,750
Entegris, Inc.(1)	69,487	649,009
Exar Corp.(1)	14,782	124,169
GT Advanced Technologies, Inc.(1)	147,893	1,223,075
Kulicke & Soffa Industries, Inc.(1)	108,465	1,348,220
Lattice Semiconductor Corp.(1)	30,839	198,295
LSI Corp.(1)	104,807	909,725
LTX-Credence Corp.(1)	48,719	350,290
Micrel, Inc.	61,158	627,481
MKS Instruments, Inc.	48,306	1,426,476
Photronics, Inc.(1)	102,293	680,248
PMC - Sierra, Inc.(1)	73,178	529,077
Rudolph Technologies, Inc.(1)	3,538	39,307
Standard Microsystems Corp.(1)	30,481	788,543
Tessera Technologies, Inc.(1)	59,741	1,030,532

		11,152,195

SOFTWARE — 3.8%
ACI Worldwide, Inc.(1)	23,704	954,560
Aspen Technology, Inc.(1)	31,531	647,332
Blackbaud, Inc.	8,493	282,222
Cadence Design Systems, Inc.(1)	57,871	685,193
CommVault Systems, Inc.(1)	18,788	932,636

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Fair Isaac Corp.	17,319	$760,304
Guidance Software, Inc.(1)	8,568	94,676
JDA Software Group, Inc.(1)	42,196	1,159,546
Manhattan Associates, Inc.(1)	26,446	1,256,978
Monotype Imaging Holdings, Inc.(1)	16,799	250,305
NetScout Systems, Inc.(1)	7,206	146,570
QAD, Inc., Class A(1)	12,393	162,348
QAD, Inc., Class B(1)	996	13,058
Quest Software, Inc.(1)	33,621	782,361
TeleNav, Inc.(1)	77,472	543,854
TiVo, Inc.(1)	58,889	706,079
Websense, Inc.(1)	48,891	1,031,111

		10,409,133

SPECIALTY RETAIL — 3.7%
Body Central Corp.(1)	27,674	803,100
Cato Corp. (The), Class A	4,640	128,250
Childrens Place Retail Stores, Inc. (The)(1)	12,115	625,982
Express, Inc.(1)	32,755	818,220
Finish Line, Inc. (The), Class A	53,688	1,139,259
GameStop Corp., Class A	30,079	656,925
Genesco, Inc.(1)	22,235	1,593,138
Hibbett Sports, Inc.(1)	26,845	1,464,395
Men's Wearhouse, Inc. (The)	5,785	224,284
Pier 1 Imports, Inc.(1)	53,115	965,631
Select Comfort Corp.(1)	57,031	1,847,234

		10,266,418

TEXTILES, APPAREL AND LUXURY GOODS — 2.7%
Iconix Brand Group, Inc.(1)	76,776	1,334,367
Jones Group, Inc. (The)	66,563	836,031
Liz Claiborne, Inc.(1)	79,887	1,067,290
Movado Group, Inc.	47,018	1,154,292
Oxford Industries, Inc.	22,506	1,143,755
Quiksilver, Inc.(1)	222,069	897,159
True Religion Apparel, Inc.(1)	31,130	852,962

		7,285,856

THRIFTS AND MORTGAGE FINANCE — 0.2%
Trustco Bank Corp. NY	61,237	349,663
Walker & Dunlop, Inc.(1)	5,989	75,462

		425,125

TOBACCO — 0.2%
Universal Corp.	14,260	664,516

TRADING COMPANIES AND DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	26,312	1,082,212
Beacon Roofing Supply, Inc.(1)	35,230	907,525
DXP Enterprises, Inc.(1)	20,012	870,322
MFC Industrial Ltd.	73,368	564,200

		3,424,259

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

WATER UTILITIES — 0.4%
American States Water Co.	28,666	$1,035,989

WIRELESS TELECOMMUNICATION SERVICES†
USA Mobility, Inc.	7,923	110,367

TOTAL COMMON STOCKS (Cost $230,369,907)		272,897,472

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $701,085), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $686,659)		686,658
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $437,190), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $429,163)		429,162
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $526,324), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $514,995)		514,994
SSgA U.S. Government Money Market Fund	292,691	292,691

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,923,505)		1,923,505

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $232,293,412)		274,820,977

OTHER ASSETS AND LIABILITIES — (0.1)%		(367,500)

TOTAL NET ASSETS — 100.0%		$274,453,477

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$272,897,472	—	—
Temporary Cash Investments	292,691	$1,630,814	—

Total Value of Investment Securities	$273,190,163	$1,630,814	—

Small Company - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$232,386,457
Gross tax appreciation of investments	$52,163,250
Gross tax depreciation of investments	(9,728,730)
Net tax appreciation (depreciation) of investments	$42,434,520

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Inflation Opportunities Fund

March 31, 2012

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 36.4%

U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	$917,022	$941,452
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	3,511,612	3,697,892
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	3,907,645	4,178,433
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	1,666,772	1,768,861
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	3,373,461	3,676,547
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	2,475,395	2,698,567
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	6,229,406	6,609,986
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	3,628,170	4,049,945
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	3,284,938	3,712,749
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	1,001,364	1,058,551
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	471,467	550,880
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	3,597,248	4,216,651
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	162,317	186,613
U.S. Treasury Notes, 1.50%, 7/31/16(1)	920,000	943,935
U.S. Treasury Notes, 0.875%, 2/28/17(1)	550,000	546,090

TOTAL U.S. TREASURY SECURITIES (Cost $37,962,010)		38,837,152

COMMON STOCKS — 17.0%

CHEMICALS — 0.5%
Agrium, Inc.	1,787	154,343
Monsanto Co.	1,596	127,297
Mosaic Co. (The)	1,403	77,572
Potash Corp. of Saskatchewan, Inc.	4,050	185,045

		544,257

ENERGY EQUIPMENT AND SERVICES — 2.2%
Baker Hughes, Inc.	4,244	177,993
Diamond Offshore Drilling, Inc.	644	42,987
Ensco plc ADR	3,111	164,665
Gasfrac Energy Services, Inc.(2)	19,974	150,388
Halliburton Co.	10,948	363,364
Nabors Industries Ltd.(2)	3,157	55,216
National Oilwell Varco, Inc.	3,066	243,655
Oceaneering International, Inc.	1,826	98,403
Patterson-UTI Energy, Inc.	3,735	64,578
Rowan Cos., Inc.(2)	1,061	34,939
Schlumberger Ltd.	11,030	771,328
Tidewater, Inc.	1,414	76,384
Weatherford International Ltd.(2)	5,927	89,439

		2,333,339

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,882	106,164

METALS AND MINING — 2.3%
Allied Nevada Gold Corp.(2)	2,821	91,662
B2Gold Corp.(2)	30,518	130,951
Barrick Gold Corp.	6,642	288,794
BHP Billiton Ltd. ADR	680	49,232

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Detour Gold Corp.(2)	1,685	$42,013
First Majestic Silver Corp.(2)	1,994	33,061
Franco-Nevada Corp.	2,825	121,474
Freeport-McMoRan Copper & Gold, Inc.	8,486	322,807
Goldcorp, Inc. New York Shares	8,055	362,958
Kinross Gold Corp. New York Shares	7,384	72,289
New Gold, Inc.(2)	6,698	66,144
Newmont Mining Corp.	3,419	175,292
Osisko Mining Corp.(2)	9,846	114,308
Royal Gold, Inc.	525	34,241
Silver Wheaton Corp.	4,223	140,204
SunCoke Energy, Inc.(2)	1,857	26,388
Tahoe Resources, Inc.(2)	5,320	112,112
Teck Resources Ltd.	3,830	136,578
Yamana Gold, Inc. New York Shares	8,274	129,240

		2,449,748

OIL, GAS AND CONSUMABLE FUELS — 7.0%
Alpha Natural Resources, Inc.(2)	3,073	46,740
Anadarko Petroleum Corp.	3,319	260,011
Apache Corp.	3,926	394,327
Cabot Oil & Gas Corp.	1,430	44,573
Canadian Natural Resources Ltd.	5,096	169,085
Canadian Oil Sands Ltd.	3,618	76,317
Chesapeake Energy Corp.	5,968	138,279
Chevron Corp.	8,755	938,886
Cimarex Energy Co.	850	64,150
Cobalt International Energy, Inc.(2)	2,157	64,775
ConocoPhillips	9,411	715,330
Continental Resources, Inc.(2)	436	37,418
Denbury Resources, Inc.(2)	3,509	63,969
Devon Energy Corp.	3,344	237,825
Encana Corp.	7,644	150,205
Energy Transfer Equity LP	1,143	46,063
EOG Resources, Inc.	2,759	306,525
Exxon Mobil Corp.	10,955	950,127
Forest Oil Corp.(2)	2,395	29,027
Hess Corp.	3,581	211,100
Lone Pine Resources, Inc.(2)	786	5,109
Marathon Oil Corp.	7,195	228,082
Marathon Petroleum Corp.	2,934	127,218
Newfield Exploration Co.(2)	862	29,894
Noble Energy, Inc.	1,440	140,803
Occidental Petroleum Corp.	6,439	613,186
Peabody Energy Corp.	1,837	53,200
Pioneer Natural Resources Co.	607	67,735
Plains Exploration & Production Co.(2)	841	35,869
Range Resources Corp.	1,458	84,768
Renegade Petroleum Ltd.(2)	15,013	53,884
Southwestern Energy Co.(2)	2,776	84,946
Spectra Energy Corp.	3,628	114,463
Suncor Energy, Inc.	8,437	275,890

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Sunoco, Inc.	2,074	$79,123
Talisman Energy, Inc.	1,430	17,978
Talisman Energy, Inc., New York shares	7,515	94,689
TransCanada Corp.	862	37,014
Valero Energy Corp.	5,439	140,163
Whiting Petroleum Corp.(2)	1,177	63,911
Williams Cos., Inc. (The)	4,168	128,416
WPX Energy, Inc.(2)	1,507	27,141
Zodiac Exploration, Inc.(2)	354,212	33,736

		7,481,950

PAPER AND FOREST PRODUCTS†
Domtar Corp.	414	39,487

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
American Tower Corp.	582	36,678
Apartment Investment & Management Co., Class A	4,495	118,713
Capital Property Fund	21,770	25,967
DDR Corp.	7,952	116,099
Derwent London plc	2,301	64,224
Dexus Property Group	39,358	35,469
Douglas Emmett, Inc.	5,257	119,912
Duke Realty Corp.	8,549	122,593
Equity Residential	3,100	194,122
Essex Property Trust, Inc.	861	130,450
Gecina SA	968	101,139
Goodman Group	71,774	51,299
Hammerson plc	16,549	110,010
Host Hotels & Resorts, Inc.	9,679	158,929
Investa Office Fund	52,383	34,456
Japan Real Estate Investment Corp.	5	44,038
Japan Retail Fund Investment Corp.	21	31,181
Kilroy Realty Corp.	2,648	123,423
LaSalle Hotel Properties	1,633	45,953
Macerich Co. (The)	2,401	138,658
Newcastle Investment Corp.	12,846	80,673
Nippon Building Fund, Inc.	5	47,481
ProLogis, Inc.	5,174	186,367
Simon Property Group, Inc.	1,995	290,631
SL Green Realty Corp.	1,715	132,998
Taubman Centers, Inc.	1,744	127,225
Unibail-Rodamco SE	945	188,989
United Urban Investment Corp.	26	29,685
Westfield Group	15,221	139,220
Weyerhaeuser Co.	891	19,531

		3,046,113

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.9%
Ayala Land, Inc.	61,900	29,916
BR Malls Participacoes SA	9,300	120,233
Brookfield Asset Management, Inc. Class A	3,716	117,242

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CapitaMalls Asia Ltd.	44,000	$57,229
CBRE Group, Inc.(2)	4,740	94,610
Cheung Kong Holdings Ltd.	8,000	103,328
China Overseas Land & Investment Ltd.	34,000	64,624
China Resources Land Ltd.	24,000	41,476
Chong Hong Construction Co.	13,000	29,643
Daito Trust Construction Co. Ltd.	500	44,883
Daiwa House Industry Co. Ltd.	4,000	52,869
Evergrande Real Estate Group Ltd.	96,000	51,427
Forest City Enterprises, Inc. Class A(2)	7,536	118,014
Global Logistic Properties Ltd.(2)	57,000	99,757
Growthpoint Properties Ltd.	14,833	38,673
Hang Lung Properties Ltd.	28,000	102,581
Huaku Development Co. Ltd.	10,000	25,377
Indiabulls Real Estate Ltd.	6,522	8,174
Keppel Land Ltd.	25,000	69,011
Kerry Properties Ltd.	16,000	72,010
Longfor Properties Co. Ltd.	22,500	31,524
Mitsubishi Estate Co. Ltd.	6,000	106,995
Mitsui Fudosan Co. Ltd.	5,000	95,626
New World Development Co. Ltd.	45,000	54,066
PT Alam Sutera Realty Tbk	426,000	28,885
PT Ciputra Development Tbk	197,500	15,551
PT Lippo Karawaci Tbk	274,500	24,016
Robinsons Land Corp.	42,200	16,218
Sino Land Co. Ltd.	44,000	70,259
SM Prime Holdings, Inc.	82,000	32,277
Sobha Developers Ltd.	1,633	10,679
Sumitomo Realty & Development Co. Ltd.	2,000	48,206
Sun Hung Kai Properties Ltd.	7,000	86,987
Unite Group plc	23,327	73,504

		2,035,870

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Noble Group Ltd.	65,290	71,676

TOTAL COMMON STOCKS (Cost $18,205,206)		18,108,604

COMMODITY ETFS — 14.4%

iShares S&P GSCI Commodity Indexed Trust(2)	216,761	7,538,947
PowerShares DB Commodity Index Tracking Fund(2)	163,620	4,708,984
SPDR Gold Shares(2)	9,728	1,577,298
Sprott Physical Gold Trust(2)	109,655	1,583,418

TOTAL COMMODITY ETFS (Cost $14,847,727)		15,408,647

COMMERCIAL PAPER(3) — 9.0%

BP Capital Markets plc, 0.21%, 6/5/12(1)(4)	$1,200,000	1,199,545
Chariot Funding LLC, 0.17%, 5/18/12(1)(4)	1,200,000	1,199,734

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

CRC Funding LLC, 0.41%, 5/14/12(1)(4)	$1,200,000	$1,199,427
Crown Point Capital Co. LLC, 0.30%, 4/2/12(1)(4)	1,200,000	1,199,990
General Electric Capital Corp., 0.11%, 4/2/12(1)	1,200,000	1,199,996
Govco LLC, 0.37%, 5/7/12(1)(4)	1,200,000	1,199,568
Legacy Capital LLC, 0.30%, 4/4/12(1)(4)	1,200,000	1,199,970
Reckitt Benckiser Treasury Services plc, 0.12%, 4/23/12(1)(4)	1,200,000	1,199,912

TOTAL COMMERCIAL PAPER (Cost $9,598,142)		9,598,142

CORPORATE BONDS — 3.1%

AUTO COMPONENTS — 0.1%
Visteon Corp., 6.75%, 4/15/19(1)	70,000	71,400

AUTOMOBILES — 0.2%
Daimler Finance North America LLC, 6.50%, 11/15/13(1)	80,000	87,152
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	100,000	103,808

		190,960

BEVERAGES†
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	30,000	35,302

CHEMICALS — 0.1%
Ashland, Inc., 9.125%, 6/1/17(1)	100,000	111,375
CF Industries, Inc., 6.875%, 5/1/18	25,000	28,938

		140,313

COMMERCIAL BANKS — 0.1%
Bank of Nova Scotia, 2.375%, 12/17/13(1)	40,000	41,162
Capital One Financial Corp., 2.125%, 7/15/14	50,000	50,308

		91,470

CONSUMER FINANCE — 0.1%
CIT Group, Inc., 4.75%, 2/15/15(1)(4)	75,000	75,849
Credit Suisse (New York), 5.50%, 5/1/14(1)	20,000	21,455
HSBC Finance Corp., 6.375%, 11/27/12(1)	40,000	41,330

		138,634

CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(4)	70,000	75,425

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ally Financial, Inc., 8.30%, 2/12/15(1)	70,000	76,387
Citigroup, Inc., 6.00%, 12/13/13(1)	60,000	63,591
General Electric Capital Corp., 2.10%, 1/7/14(1)	50,000	51,056
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	45,000	45,019
Morgan Stanley, 5.625%, 9/23/19(1)	20,000	19,792
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	40,000	40,263

		296,108

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc., Series L, 7.875%, 8/15/12(1)	30,000	30,693
Cincinnati Bell, Inc., 8.25%, 10/15/17(1)	70,000	71,837

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

Frontier Communications Corp., 6.25%, 1/15/13(1)	$50,000	$51,500
Windstream Corp., 7.875%, 11/1/17(1)	30,000	33,225

		187,255

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16(1)	70,000	82,250

FOOD PRODUCTS†
Tyson Foods, Inc., 6.85%, 4/1/16(1)	20,000	22,800

GAS UTILITIES — 0.1%
Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12(1)	40,000	40,489
TransCanada PipeLines Ltd., 0.875%, 3/2/15	50,000	49,934

		90,423

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
DaVita, Inc., 6.375%, 11/1/18(1)	25,000	26,250
Express Scripts, Inc., 6.25%, 6/15/14(1)	80,000	87,985
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	72,275
Universal Health Services, Inc., 7.125%, 6/30/16(1)	40,000	45,400

		231,910

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17(1)	50,000	54,750

IT SERVICES†
International Business Machines Corp., 1.95%, 7/22/16	50,000	51,350

MEDIA — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	70,000	75,425
Comcast Corp., 5.30%, 1/15/14(1)	80,000	86,089
DISH DBS Corp., 7.00%, 10/1/13(1)	50,000	53,500
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(4)	70,000	79,800

		294,814

METALS AND MINING — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	30,000	31,325
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	50,000	50,935

		82,260

MULTI-UTILITIES — 0.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)(4)	45,000	49,163
Calpine Corp., 7.25%, 10/15/17(1)(4)	70,000	74,550
CMS Energy Corp., 4.25%, 9/30/15	30,000	31,276
CMS Energy Corp., 8.75%, 6/15/19(1)	25,000	30,607
Commonwealth Edison Co., 1.625%, 1/15/14(1)	40,000	40,648
DTE Energy Co., 1.18%, 6/3/13(1)	40,000	40,164

		266,408

OIL, GAS AND CONSUMABLE FUELS — 0.3%
Alpha Natural Resources, Inc., 6.00%, 6/1/19(1)	70,000	63,700
Anadarko Petroleum Corp., 5.75%, 6/15/14(1)	50,000	54,317
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	20,000	23,076
Canadian Natural Resources Ltd., 5.15%, 2/1/13(1)	80,000	82,950

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

Cenovus Energy, Inc., 4.50%, 9/15/14(1)	$50,000	$54,022
Newfield Exploration Co., 6.875%, 2/1/20(1)	50,000	52,625
Peabody Energy Corp., 7.375%, 11/1/16(1)	30,000	33,075
Peabody Energy Corp., 6.50%, 9/15/20(1)	30,000	30,150

		393,915

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(4)	80,000	88,255

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 0.70%, 8/15/14(1)	50,000	50,178

PHARMACEUTICALS — 0.1%
Sanofi, 1.20%, 9/30/14	50,000	50,570
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(4)	70,000	71,575

		122,145

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Developers Diversified Realty Corp., 5.375%, 10/15/12(1)	40,000	40,406
ERP Operating LP, 5.20%, 4/1/13(1)	25,000	25,842
Reckson Operating Partnership LP, 6.00%, 3/31/16(1)	50,000	53,177
Ventas Realty LP / Ventas Capital Corp., 6.75%, 4/1/17(1)	30,000	30,978

		150,403

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)	70,000	77,350

TEXTILES, APPAREL AND LUXURY GOODS†
Gap, Inc. (The), 5.95%, 4/12/21(1)	10,000	10,105

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Nextel Corp., 6.00%, 12/1/16(1)	70,000	62,825

TOTAL CORPORATE BONDS (Cost $3,288,477)		3,359,008

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.9%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	150,000	157,862
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	30,441	31,071
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/10/12(1)	100,000	111,261
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/10/12(1)	75,000	80,393
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 4/10/12(1)	25,000	25,837
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	100,000	102,934
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/10/12(1)	200,000	216,945

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/10/12(1)	$200,000	$216,118
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	200,000	217,533
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(1)	75,000	78,974
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(1)	155,000	163,390
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.28%, 4/15/12(1)	150,000	161,919
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 4/15/12(1)	25,000	25,865
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	85,000	85,166
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/15/12(1)	125,000	133,515
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 4/15/12(1)	75,000	80,639
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(1)	37,805	38,277
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 4/15/12(1)	40,618	41,116
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 4/15/12(1)	100,000	107,786

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,033,858)		2,076,601

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	23,471	24,324
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	25,195	25,885
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 4/25/12	127,375	114,886
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 4/25/12(1)	107,146	101,846
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	19,975	20,841
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	21,852	22,686
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.73%, 4/25/12(1)	36,211	27,457
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	61,500	64,370
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.01%, 4/18/12	49,208	51,915
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	27,688	26,889

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	$35,409	$37,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	30,880	32,534
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	134,163	129,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	30,881	30,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	47,940	48,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	51,401	51,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 4/25/12(1)	49,942	50,591
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.73%, 4/25/12(1)	122,379	123,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	92,938	92,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(1)	120,972	119,730
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	84,631	85,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36(1)	53,544	53,533
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(1)	46,812	45,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.43%, 4/25/12(1)	37,846	35,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	113,187	111,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	43,963	46,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.09%, 4/25/12	15,649	15,888

		1,592,270

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	148,000	161,022

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,728,477)		1,753,292

TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FORWARD CURRENCY EXCHANGE CONTRACTS — 16.0%

U.S. Treasury Bills, 0.10%, 5/24/12(1)(6)	10,000,000	9,998,601

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SSgA U.S. Government Money Market Fund	7,046,677	$7,046,677

TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FORWARD CURRENCY EXCHANGE CONTRACTS (Cost $17,045,278)		17,045,278

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $104,709,175)		106,186,724

OTHER ASSETS AND LIABILITIES — 0.6%		593,919

TOTAL NET ASSETS — 100.0%		$106,780,643

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,320,300	AUD for USD	UBS AG	4/27/12	$1,363,922	$(3,631)
1,054,500	BRL for USD	Barclays Bank plc	4/27/12	574,506	(16,316)
5,327,200	CAD for USD	Barclays Bank plc	4/27/12	5,338,188	88,732
1,500	CAD for USD	Deutsche Bank	4/27/12	1,503	(8)
487,400	CHF for USD	HSBC Holdings plc	4/27/12	540,079	4,898
58,000	CHF for USD	UBS AG	4/27/12	64,269	794
319,100	CHF for USD	UBS AG	4/27/12	353,589	5,356
115,821,002	CLP for USD	Barclays Bank plc	4/27/12	236,327	1,871
33,823,000	CNY for USD	HSBC Holdings plc	4/27/12	5,368,703	(11,129)
204,848,003	COP for USD	Barclays Bank plc	4/27/12	114,230	1,397
2,587,878	EUR for USD	Barclays Bank plc	4/27/12	3,451,804	95,300
37,900	EUR for USD	Barclays Bank plc	4/27/12	50,552	571
426,100	EUR for USD	Deutsche Bank	4/27/12	568,347	6,679
13,900	GBP for USD	Barclays Bank plc	4/27/12	22,230	213
104,500	GBP for USD	Deutsche Bank	4/27/12	167,122	1,505
1,400	GBP for USD	HSBC Holdings plc	4/27/12	2,239	28
1,500	GBP for USD	UBS AG	4/27/12	2,399	7
249,700	GBP for USD	UBS AG	4/27/12	399,333	8,997
2,731,000	HKD for USD	Westpac Group	4/27/12	351,716	(287)
3,413,970,024	IDR for USD	UBS AG	4/27/12	372,472	(8,509)
1,105,600	ILS for USD	UBS AG	4/27/12	297,705	6,551
32,459,000	INR for USD	UBS AG	4/27/12	633,681	(1,773)
42,715,000	JPY for USD	Deutsche Bank	4/27/12	516,171	3,287
5,387,000	JPY for USD	UBS AG	4/27/12	65,097	(1,411)
41,529,000	JPY for USD	UBS AG	4/27/12	501,839	(3,257)
2,846,000	JPY for USD	Westpac Group	4/27/12	34,391	(2,935)
1,199,460,003	KRW for USD	HSBC Holdings plc	4/27/12	1,056,635	(1,743)
42,262,000	MXN for USD	Barclays Bank plc	4/27/12	3,295,642	124,082
1,819,900	MYR for USD	Westpac Group	4/27/12	593,029	4,788
10,971,500	NOK for USD	Deutsche Bank	4/27/12	1,924,820	68,484
377,800	NZD for USD	Westpac Group	4/27/12	308,844	5,811
10,434,000	PHP for USD	Westpac Group	4/27/12	242,589	1,452
29,990	PLN for USD	Deutsche Bank	4/27/12	9,622	618
9,463,000	RUB for USD	UBS AG	4/27/12	321,568	20,219

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

10,681,100	SEK for USD	Deutsche Bank	4/27/12	1,612,894	44,243
556,000	SGD for USD	HSBC Holdings plc	4/27/12	442,314	4,863
14,556,000	THB for USD	Westpac Group	4/27/12	471,068	8,929
67,000	TRY for USD	Deutsche Bank	4/27/12	37,376	1,445
21,571,000	TWD for USD	HSBC Holdings plc	4/27/12	730,940	5,865

				$32,439,755	$465,986
(Value on Settlement Date $31,973,769)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

375,400	AUD for USD	Deutsche Bank	4/27/12	$387,803	$7,812
51,900	AUD for USD	UBS AG	4/27/12	53,615	1,479
383,000	AUD for USD	UBS AG	4/27/12	395,654	4,565
65,000	AUD for USD	Westpac Group	4/27/12	67,148	1,839
215,900	CAD for USD	UBS AG	4/27/12	216,345	260
23,000	CAD for USD	UBS AG	4/27/12	23,047	257
86,000	CAD for USD	UBS AG	4/27/12	86,177	305
210,500	CAD for USD	Westpac Group	4/27/12	210,934	(363)
250,600	CHF for USD	Deutsche Bank	4/27/12	277,685	(3,889)
869,433	CHF for USD	UBS AG	4/27/12	963,403	(27,210)
2,500	CHF for USD	UBS AG	4/27/12	2,770	(9)
1,004,009	CZK for USD	Deutsche Bank	4/27/12	54,015	(2,580)
102,300	EUR for USD	HSBC Holdings plc	4/27/12	136,451	(815)
105,400	EUR for USD	UBS AG	4/27/12	140,586	(1,943)
28,200	EUR for USD	UBS AG	4/27/12	37,614	(41)
106,300	EUR for USD	Westpac Group	4/27/12	141,787	(1,582)
92,700	GBP for USD	HSBC Holdings plc	4/27/12	148,251	(3,926)
6,833,466	HUF for USD	Deutsche Bank	4/27/12	30,847	(1,590)
7,055,000	JPY for USD	UBS AG	4/27/12	85,253	3,272
59,617,658	JPY for USD	Westpac Group	4/27/12	720,423	47,084
4,000,000	MXN for USD	Barclays Bank plc	4/27/12	311,925	131
1,261,400	NOK for USD	Deutsche Bank	4/27/12	221,298	(1,599)
3,464,200	NOK for USD	HSBC Holdings plc	4/27/12	607,753	(20)
1,344,300	NOK for USD	UBS AG	4/27/12	235,842	457
615,200	NOK for USD	UBS AG	4/27/12	107,930	(2,270)
64,500	NZD for USD	Deutsche Bank	4/27/12	52,728	281
63,600	NZD for USD	UBS AG	4/27/12	51,992	(160)
36,400	NZD for USD	UBS AG	4/27/12	29,756	555
194,000	PEN for USD	Barclays Bank plc	4/27/12	72,715	(1,036)
389,800	SEK for USD	Deutsche Bank	4/27/12	58,862	(1,078)
2,028,700	SEK for USD	UBS AG	4/27/12	306,343	(8,574)
424,300	SEK for USD	UBS AG	4/27/12	64,071	(1,280)
544,100	SEK for USD	UBS AG	4/27/12	82,162	(511)
176,000	ZAR for USD	Deutsche Bank	4/30/12	22,853	(1,079)

				$6,406,038	$6,742
(Value on Settlement Date $6,412,780)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

5	U.S. Treasury 5-Year Notes	June 2012	$612,695	$(3,918)

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value

Bank of America N.A.	$925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	$9,399
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	16,372
Barclays Bank plc	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.84%	8/4/13	797
Barclays Bank plc	800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29%	8/31/13	11,800
Barclays Bank plc	500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	4,475
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	8,263
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52%	5/13/16	(21,361)

						$29,745

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DB	-	Deutsche Bank
ETF	-	Exchange-Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GSCI	-	Goldman Sachs Commodities Index
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHHMC	-	PHH Mortgage Corporation
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SPDR	-	Standard & Poor's Depositary Receipts
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been segregated for forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $39,531,000.

(2)	Non-income producing.
(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,035,973, which represented 8.5% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$38,837,152	—
Domestic Common Stocks	$11,667,014	91,662	—
Foreign Common Stocks	2,595,529	3,754,399	—
Commodity ETFs	15,408,647	—	—
Commercial Paper	—	9,598,142	—
Corporate Bonds	—	3,359,008	—
Commercial Mortgage-Backed Securities	—	2,076,601	—
Collateralized Mortgage Obligations	—	1,753,292	—
Temporary Cash Investments - Segregated For Forward Currency Exchange Contracts	7,046,677	9,998,601	—

Total Value of Investment Securities	$36,717,867	$69,468,857	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$472,728	—
Swap Agreements	—	29,745	—
Futures Contracts	$(3,918)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$(3,918)	$502,473	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$104,968,785
Gross tax appreciation of investments	$2,898,431
Gross tax depreciation of investments	(1,680,492)
Net tax appreciation (depreciation) of investments	$1,217,939

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

March 31, 2012

Utilities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.2%

ALTERNATIVE CARRIERS — 1.8%
Level 3 Communications, Inc.(1)	50,600	$1,301,938
Neutral Tandem, Inc.(1)	228,105	2,780,600
tw telecom, inc.(1)	48,236	1,068,910

		5,151,448

COMMUNICATIONS EQUIPMENT — 0.3%
QUALCOMM, Inc.	14,453	983,093

ELECTRIC UTILITIES — 31.2%
American Electric Power Co., Inc.	354,117	13,661,834
Cleco Corp.	123,315	4,889,440
Duke Energy Corp.	209,604	4,403,780
Edison International	135,063	5,741,528
El Paso Electric Co.	32,178	1,045,463
Entergy Corp.	183,616	12,338,995
Exelon Corp.	345,800	13,558,818
FirstEnergy Corp.	189,928	8,658,818
NextEra Energy, Inc.	57,153	3,490,905
Pinnacle West Capital Corp.	61,716	2,956,196
Portland General Electric Co.	216,875	5,417,538
PPL Corp.	295,431	8,348,880
Southern Co.	80,965	3,637,757
UniSource Energy Corp.	71,115	2,600,676

		90,750,628

GAS UTILITIES — 4.1%
Atmos Energy Corp.	45,445	1,429,699
Laclede Group, Inc. (The)	52,743	2,058,032
Questar Corp.	82,000	1,579,320
UGI Corp.	256,212	6,981,777

		12,048,828

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	46,803	611,715

INTEGRATED TELECOMMUNICATION SERVICES — 27.7%
AT&T, Inc.	1,133,960	35,413,571
Atlantic Tele-Network, Inc.	3,288	119,552
BCE, Inc.	113,163	4,533,310
CenturyLink, Inc.	115,235	4,453,833
France Telecom SA ADR	188,926	2,805,551
HickoryTech Corp.	25,608	264,787
Telefonica SA ADR	150,150	2,463,961
Verizon Communications, Inc.	776,022	29,667,321
Windstream Corp.	80,309	940,418

		80,662,304

Utilities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

INTERNET SOFTWARE AND SERVICES — 2.1%
j2 Global, Inc.	213,792	$6,131,554

MULTI-UTILITIES — 24.0%
Ameren Corp.	342,732	11,166,209
CenterPoint Energy, Inc.	414,373	8,171,436
CMS Energy Corp.	179,100	3,940,200
Consolidated Edison, Inc.	86,403	5,047,663
Dominion Resources, Inc.	17,122	876,818
DTE Energy Co.	166,277	9,150,223
NorthWestern Corp.	31,149	1,104,543
NSTAR	33,139	1,611,550
PG&E Corp.	205,057	8,901,524
Public Service Enterprise Group, Inc.	449,494	13,759,011
Sempra Energy	21,507	1,289,560
Xcel Energy, Inc.	180,400	4,775,188

		69,793,925

OIL AND GAS EXPLORATION AND PRODUCTION — 0.5%
Energen Corp.	29,272	1,438,719

WIRELESS TELECOMMUNICATION SERVICES — 7.3%
America Movil SAB de CV Series L ADR	121,128	3,007,608
MetroPCS Communications, Inc.(1)	39,691	358,013
NII Holdings, Inc.(1)	104,946	1,921,561
Sprint Nextel Corp.(1)	903,042	2,573,670
Telephone & Data Systems, Inc.	242,703	5,618,574
USA Mobility, Inc.	245,679	3,422,309
Vodafone Group plc ADR	163,495	4,523,907

		21,425,642

TOTAL COMMON STOCKS (Cost $260,379,398)		288,997,856

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $597,773), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $585,473)		585,473
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $372,766), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $365,921)		365,921
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $448,765), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $439,106)		439,105
SSgA U.S. Government Money Market Fund	240,912	240,912

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,631,411)		1,631,411

Utilities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $262,010,809)	290,629,267

OTHER ASSETS AND LIABILITIES — 0.2%	567,562

TOTAL NET ASSETS — 100.0%	$291,196,829

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

Utilities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Utilities - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$271,663,519	—	—
Foreign Common Stocks	17,334,337	—	—
Temporary Cash Investments	240,912	$1,390,499	—

Total Value of Investment Securities	$289,238,768	$1,390,499	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$262,639,246
Gross tax appreciation of investments	$35,866,897
Gross tax depreciation of investments	(7,876,876)
Net tax appreciation (depreciation) of investments	$27,990,021

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2012